                                                    (RIVERSOURCE INSURANCE LOGO)



RIVERSOURCE(R)

VARIABLE UNIVERSAL LIFE INSURANCE III







2009 ANNUAL REPORT



                                                                          (LOGO)
S-6211 M (4/10)            Issued by: RiverSource Life Insurance Co. of New York

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource of New York Account 8 - RiverSource(R) Variable Universal Life Insurance III (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource of New York Account 8 - RiverSource(R) Variable Universal Life Insurance III, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 23, 2010


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                      INVESCO VI   INVESCO VI    INVESCO VI    INVESCO VI   INVESCO VI
                                                       CAP APPR,    CAP DEV,      CORE EQ,     FIN SERV,     INTL GRO,
DEC. 31, 2009                                            SER I        SER I        SER I         SER I        SER II
 ASSETS
Investments, at fair value(1),(2)                      $425,656      $412,707   $12,272,261     $499,883    $5,674,094
Dividends receivable                                         --            --            --           --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                 11            32         1,776          152         3,483
Receivable for share redemptions                            324           320         9,376          376         4,289
----------------------------------------------------------------------------------------------------------------------
Total assets                                            425,991       413,059    12,283,413      500,411     5,681,866
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          324           320         9,376          376         4,289
    Contract terminations                                    --            --            --           --            --
Payable for investments purchased                            11            32         1,776          152         3,483
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                           335           352        11,152          528         7,772
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                   425,564       412,599    12,272,160      499,760     5,673,988
Net assets applicable to seed money                          92           108           101          123           106
----------------------------------------------------------------------------------------------------------------------
Total net assets                                       $425,656      $412,707   $12,272,261     $499,883    $5,674,094
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    20,937        36,555       492,466       98,016       221,385
(2) Investments, at cost                               $497,845      $481,810   $11,668,208     $501,317    $5,093,810
----------------------------------------------------------------------------------------------------------------------


                                                      INVESCO VI     AB VPS        AB VPS        AB VPS        AC VP
                                                         TECH,     GRO & INC,    INTL VAL,    LG CAP GRO,      INTL,
DEC. 31, 2009 (CONTINUED)                                SER I        CL B          CL B          CL B         CL I
 ASSETS
Investments, at fair value(1),(2)                      $226,770    $1,210,339    $5,929,336     $122,889    $1,155,761
Dividends receivable                                         --            --            --           --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                 41           763         6,080           --            --
Receivable for share redemptions                            168           926         4,496           94         1,523
----------------------------------------------------------------------------------------------------------------------
Total assets                                            226,979     1,212,028     5,939,912      122,983     1,157,284
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          168           926         4,496           94           896
    Contract terminations                                    --            --            --           --           627
Payable for investments purchased                            41           763         6,080           --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                           209         1,689        10,576           94         1,523
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                   226,651     1,210,247     5,929,224      122,783     1,155,653
Net assets applicable to seed money                         119            92           112          106           108
----------------------------------------------------------------------------------------------------------------------
Total net assets                                       $226,770    $1,210,339    $5,929,336     $122,889    $1,155,761
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    17,193        80,261       407,795        4,971       149,516
(2) Investments, at cost                               $197,420    $1,685,522    $6,381,699     $112,728    $1,111,547
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                      AC VP          CALVERT         COL             CS              CS
                                                       VAL,            VS         HI YIELD,       COMMODITY        U.S. EQ
DEC. 31, 2009 (CONTINUED)                              CL I        SOCIAL BAL      VS CL B         RETURN          FLEX I
 ASSETS
Investments, at fair value(1),(2)                   $3,924,474      $384,346       $407,205        $673,786        $443,986
Dividends receivable                                        --            --             --          65,399              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --            --             --              --              --
Receivable for share redemptions                         7,596           332            313             529           3,363
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         3,932,070       384,678        407,518         739,714         447,349
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       3,042           291            312             516             343
    Contract terminations                                4,554            40              1              13           3,019
Payable for investments purchased                           --            --             --          65,399              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        7,596           331            313          65,928           3,362
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             3,924,378       384,253        407,101         673,691         443,885
Net assets applicable to seed money                         96            94            104              95             102
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $3,924,474      $384,347       $407,205        $673,786        $443,987
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  743,272       250,715         41,765          87,962          35,604
(2) Investments, at cost                            $5,155,128      $444,421       $385,338        $844,669        $436,923
---------------------------------------------------------------------------------------------------------------------------


                                                      EV VT           EG VA         EG VA          FID VIP         FID VIP
                                                  FLOATING-RATE    FUNDAMENTAL    INTL EQ,    CONTRAFUND, SERV   GRO & INC,
DEC. 31, 2009 (CONTINUED)                              INC        LG CAP, CL 2      CL 2            CL 2           SERV CL
 ASSETS
Investments, at fair value(1),(2)                   $2,740,100      $506,713     $1,420,359      $3,622,823      $4,562,130
Dividends receivable                                    10,332            --             --              --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         1,593         3,195             83           2,637              --
Receivable for share redemptions                         2,076           375          1,094           2,751           3,857
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         2,754,101       510,283      1,421,536       3,628,211       4,565,987
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       2,076           375          1,094           2,751           3,506
    Contract terminations                                   --            --             --              --             351
Payable for investments purchased                       11,925         3,195             83           2,637              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       14,001         3,570          1,177           5,388           3,857
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             2,737,397       506,603      1,420,146       3,622,716       4,562,029
Net assets applicable to seed money                      2,703           110            213             107             101
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $2,740,100      $506,713     $1,420,359      $3,622,823      $4,562,130
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  302,773        29,702        134,123         178,552         414,739
(2) Investments, at cost                            $2,576,041      $464,613     $1,128,701      $3,824,428      $5,384,203
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                  FID VIP         FID VIP      FTVIPT FRANK   FTVIPT FRANK       FTVIPT
                                                 MID CAP,        OVERSEAS,      GLOBAL REAL    SM CAP VAL,   MUTUAL SHARES
DEC. 31, 2009 (CONTINUED)                         SERV CL         SERV CL        EST, CL 2        CL 2         SEC, CL 2
 ASSETS
Investments, at fair value(1),(2)               $8,612,628      $1,967,930      $2,378,897     $1,877,536      $1,349,841
Dividends receivable                                    --              --              --             --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --              --              --             --           1,222
Receivable for share redemptions                    12,424           2,952           1,842          2,671           1,030
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     8,625,052       1,970,882       2,380,739      1,880,207       1,352,093
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   6,594           1,542           1,816          1,436           1,030
    Contract terminations                            5,830           1,409              26          1,235              --
Payable for investments purchased                       --              --              --             --           1,222
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   12,424           2,951           1,842          2,671           2,252
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               8,612,520       1,967,826       2,378,796      1,877,430       1,349,743
Net assets applicable to seed money                    108             105             101            106              98
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $8,612,628      $1,967,931      $2,378,897     $1,877,536      $1,349,841
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              338,946         131,283         217,848        147,027          92,582
(2) Investments, at cost                        $8,751,276      $2,307,872      $4,323,905     $2,189,354      $1,568,448
--------------------------------------------------------------------------------------------------------------------------


                                                  GS VIT          GS VIT          GS VIT       JANUS ASPEN    JANUS ASPEN
                                               MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.    ENTERPRISE,       GLOBAL
DEC. 31, 2009 (CONTINUED)                          INST          EQ, INST        EQ, INST         SERV         TECH, SERV
 ASSETS
Investments, at fair value(1),(2)               $7,106,998        $472,382      $1,896,216       $462,001      $1,102,264
Dividends receivable                                    --              --              --             --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  4,728           1,905              --             --              --
Receivable for share redemptions                     5,443             360           1,864          1,641           4,939
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     7,117,169         474,647       1,898,080        463,642       1,107,203
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   5,442             360           1,459            363             841
    Contract terminations                               --              --             405          1,278           4,098
Payable for investments purchased                    4,728           1,905              --             --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   10,170           2,265           1,864          1,641           4,939
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               7,106,895         472,278       1,896,119        461,851       1,102,145
Net assets applicable to seed money                    104             104              97            150             119
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $7,106,999        $472,382      $1,896,216       $462,001      $1,102,264
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              626,167          53,558         199,602         15,452         242,256
(2) Investments, at cost                        $8,654,298        $599,098      $2,359,047       $435,224       $ 987,331
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                            JANUS ASPEN     JANUS ASPEN          MFS              MFS               MFS
                                               JANUS,        OVERSEAS,     INV GRO STOCK,      NEW DIS,          UTILITIES,
DEC. 31, 2009 (CONTINUED)                       SERV           SERV            SERV CL          SERV CL           SERV CL
 ASSETS
Investments, at fair value(1),(2)            $5,851,322     $5,741,336       $8,466,204       $1,153,346         $1,094,641
Dividends receivable                                 --             --               --               --                 --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments            1,989             --            3,189               83                299
Receivable for share redemptions                  4,426         12,847            6,411              883                841
------------------------------------------------------------------------------------------------------------------------------
Total assets                                  5,857,737      5,754,183        8,475,804        1,154,312          1,095,781
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                4,426          4,404            6,411              883                841
    Contract terminations                            --          8,443               --               --                 --
Payable for investments purchased                 1,989             --            3,189               83                299
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 6,415         12,847            9,600              966              1,140
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            5,851,218      5,741,154        8,466,097        1,153,218          1,094,541
Net assets applicable to seed money                 104            182              107              128                100
------------------------------------------------------------------------------------------------------------------------------
Total net assets                             $5,851,322     $5,741,336       $8,466,204       $1,153,346         $1,094,641
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           277,182        127,359          880,063           88,379             48,329
(2) Investments, at cost                     $5,811,500     $5,070,852       $7,079,755       $1,127,201         $1,166,342
------------------------------------------------------------------------------------------------------------------------------


                                               OPPEN           OPPEN        OPPEN GLOBAL         PIMCO             PUT VT
                                             GLOBAL SEC   MAIN ST SM CAP    STRATEGIC INC   VIT ALL ASSET,   GLOBAL HLTH CARE,
DEC. 31, 2009 (CONTINUED)                     VA, SERV       VA, SERV         VA, SERV        ADVISOR CL           CL IB
 ASSETS
Investments, at fair value(1),(2)              $308,302       $241,580       $7,975,894       $5,193,264           $206,672
Dividends receivable                                 --             --               --               --                 --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments            3,211             --            8,288              693                102
Receivable for share redemptions                    210            170            6,123            3,917                157
------------------------------------------------------------------------------------------------------------------------------
Total assets                                    311,723        241,750        7,990,305        5,197,874            206,931
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  209            170            6,123            3,917                157
    Contract terminations                            --             --               --               --                 --
Payable for investments purchased                 3,211             --            8,288              693                102
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 3,420            170           14,411            4,610                259
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              308,192        241,469        7,975,804        5,193,171            206,579
Net assets applicable to seed money                 111            111               90               93                 93
------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $308,303       $241,580       $7,975,894       $5,193,264           $206,672
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            11,731         16,917        1,482,508          494,597             16,996
(2) Investments, at cost                       $326,405       $232,461       $7,786,369       $5,344,117           $192,771
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                      PUT VT         PUT VT         PUT VT         PUT VT          ROYCE
                                                     HI YIELD,      INTL EQ,       NEW OPP,        VISTA,       MICRO-CAP,
DEC. 31, 2009 (CONTINUED)                              CL IB          CL IB          CL IA          CL IB        INVEST CL
 ASSETS
Investments, at fair value(1),(2)                    $844,783       $154,840      $7,224,938      $277,201      $3,819,657
Dividends receivable                                       --             --              --            --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --             --              --            --              --
Receivable for share redemptions                        4,159            118           6,192         1,215           5,846
---------------------------------------------------------------------------------------------------------------------------
Total assets                                          848,942        154,958       7,231,130       278,416       3,825,503
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        651            118           5,527           213           2,925
    Contract terminations                               3,508             --             665         1,002           2,921
Payable for investments purchased                          --             --              --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,159            118           6,192         1,215           5,846
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              844,676        154,737       7,224,837       277,093       3,819,533
Net assets applicable to seed money                       107            103             101           108             124
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $844,783       $154,840      $7,224,938      $277,201      $3,819,657
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 127,997         13,975         416,663        24,042         400,804
(2) Investments, at cost                             $872,711       $172,881      $9,577,833      $274,375      $3,947,490
---------------------------------------------------------------------------------------------------------------------------


                                                       DISC           DISC           DISC           DISC           DISC
                                                   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,
DEC. 31, 2009 (CONTINUED)                              AGGR          CONSERV          MOD         MOD AGGR      MOD CONSERV
 ASSETS
Investments, at fair value(1),(2)                    $327,912       $139,474        $566,505      $241,756        $176,066
Dividends receivable                                       --             --              --            --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        3,195             --              58            --              --
Receivable for share redemptions                           --             --              --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                          331,107        139,474         566,563       241,756         176,066
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        245            107             433           185             135
    Contract terminations                                  --             --              --            73              71
Payable for investments purchased                          --             --              --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         245            107             433           258             206
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              330,764        139,278         566,036       241,402         175,769
Net assets applicable to seed money                        98             89              94            96              91
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $330,862       $139,367        $566,130      $241,498        $175,860
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  37,460         14,165          61,849        26,953          18,618
(2) Investments, at cost                             $318,711       $127,846        $535,949      $220,735        $163,663
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                    VP DAVIS        VP GS        VP PTNRS       RVS VP          RVS VP
                                                  NY VENTURE,   MID CAP VAL,   SM CAP VAL,       BAL,            CASH
DEC. 31, 2009 (CONTINUED)                             CL 3          CL 3           CL 3          CL 3         MGMT, CL 3
 ASSETS
Investments, at fair value(1),(2)                  $6,552,220        $72,623    $4,522,905   $15,154,290      $6,030,462
Dividends receivable                                       --             --            --            --               2
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        2,434             16         1,678            --             380
Receivable for share redemptions                           --             --            --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        6,554,654         72,639     4,524,583    15,154,290       6,030,844
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      4,962             53         3,412        11,626           4,636
    Contract terminations                                  --             --            --           649              --
Payable for investments purchased                          --             --            --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,962             53         3,412        12,275           4,636
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            6,549,584         72,479     4,521,061    15,141,918       6,024,138
Net assets applicable to seed money                       108            107           110            97           2,070
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $6,549,692        $72,586    $4,521,171   $15,142,015      $6,026,208
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 731,464          7,916       368,793     1,233,038       6,030,462
(2) Investments, at cost                           $6,061,681        $63,848    $4,358,834   $17,507,873      $6,027,812
---------------------------------------------------------------------------------------------------------------------------


                                                     RVS VP        RVS VP         RVS VP        RVS VP          RVS VP
                                                      DIV          DIV EQ          DYN          GLOBAL     GLOBAL INFLATION
DEC. 31, 2009 (CONTINUED)                          BOND, CL 3     INC, CL 3      EQ, CL 3     BOND, CL 3    PROT SEC, CL 3
 ASSETS
Investments, at fair value(1),(2)                 $23,313,545    $20,050,441   $20,103,006    $6,481,987      $6,405,967
Dividends receivable                                       --             --            --            --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       21,399          7,258            --            --           3,201
Receivable for share redemptions                           --             --            --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       23,334,944     20,057,699    20,103,006     6,481,987       6,409,168
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     17,788         15,386        15,426         4,946           4,866
    Contract terminations                                  --             --         1,168           211              --
Payable for investments purchased                          --             --            --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      17,788         15,386        16,594         5,157           4,866
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           23,317,071     20,042,209    20,086,310     6,476,745       6,404,222
Net assets applicable to seed money                        85            104           102            85              80
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $23,317,156    $20,042,313   $20,086,412    $6,476,830      $6,404,302
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,166,443      1,778,687     1,220,885       563,773         681,256
(2) Investments, at cost                          $22,527,982    $22,861,017   $24,758,962    $6,231,329      $6,604,779
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                            RVS VP         RVS VP       RVS VP      RVS VP      RVS VP
                                                           HI YIELD          INC       MID CAP     MID CAP     S&P 500,
DEC. 31, 2009 (CONTINUED)                                 BOND, CL 3      OPP, CL 3   GRO, CL 3   VAL, CL 3      CL 3
 ASSETS
Investments, at fair value(1),(2)                         $3,770,770     $4,931,778    $751,922    $255,544   $4,506,080
Dividends receivable                                              --             --          --          --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                     900            818       2,972          14           70
Receivable for share redemptions                                  --             --          --          --           --
------------------------------------------------------------------------------------------------------------------------
Total assets                                               3,771,670      4,932,596     754,894     255,558    4,506,150
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                             2,904          3,729         569         194        3,452
    Contract terminations                                         --             --          --          --           --
Payable for investments purchased                                 --             --          --          --           --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              2,904          3,729         569         194        3,452
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      3,768,655      4,928,766     754,201     255,252    4,502,597
Net assets applicable to seed money                              111            101         124         112          101
------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $3,768,766     $4,928,867    $754,325    $255,364   $4,502,698
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                        562,287        460,366      65,350      28,591      600,303
(2) Investments, at cost                                  $3,590,785     $4,387,940    $705,936    $291,204   $4,698,922
------------------------------------------------------------------------------------------------------------------------


                                                            RVS VP           SEL        SEL VP      SEL VP      THDL VP
                                                             SHORT           VP         LG CAP      SM CAP       EMER
DEC. 31, 2009 (CONTINUED)                               DURATION, CL 3    GRO, CL 3   VAL, CL 3   VAL, CL 3   MKTS, CL 3
 ASSETS
Investments, at fair value(1),(2)                         $4,138,334     $1,538,234     $43,517    $783,808   $5,167,719
Dividends receivable                                              --             --          --          --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                      --             --          --          --          542
Receivable for share redemptions                                  --             --          --          --           --
------------------------------------------------------------------------------------------------------------------------
Total assets                                               4,138,334      1,538,234      43,517     783,808    5,168,261
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                             3,142          1,174          33         599        3,934
    Contract terminations                                      2,873          3,391          --         437           --
Payable for investments purchased                                 --             --          --          --           --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              6,015          4,565          33       1,036        3,934
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      4,132,241      1,533,562      43,382     782,658    5,164,185
Net assets applicable to seed money                               78            107         102         114          142
------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $4,132,319     $1,533,669     $43,484    $782,772   $5,164,327
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                        406,953        264,258       5,234      86,345      339,993
(2) Investments, at cost                                  $4,141,285     $1,635,876     $36,667    $993,397   $4,741,223
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                      THDL VP       THIRD      VANK LIT        VANK UIF         VANK UIF
                                                       INTL          AVE       COMSTOCK,   GLOBAL REAL EST,   MID CAP GRO,
DEC. 31, 2009 (CONTINUED)                            OPP, CL 3       VAL         CL II           CL II            CL II
 ASSETS
Investments, at fair value(1),(2)                   $8,522,566   $3,858,448   $2,351,167      $1,089,849        $136,068
Dividends receivable                                        --           --           --              --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --           --          799           2,587           1,716
Receivable for share redemptions                            --        7,029        1,780             826             104
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         8,522,566    3,865,477    2,353,746       1,093,262         137,888
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       6,548        2,980        1,780             826             104
    Contract terminations                                3,337        4,049           --              --              --
Payable for investments purchased                           --           --          799           2,587           1,716
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        9,885        7,029        2,579           3,413           1,820
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             8,512,576    3,858,335    2,351,062       1,089,728         135,944
Net assets applicable to seed money                        105          113          105             121             124
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $8,512,681   $3,858,448   $2,351,167      $1,089,849        $136,068
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  791,603      285,177      232,789         141,172          14,985
(2) Investments, at cost                            $7,181,410   $5,279,333   $2,478,976      $1,091,154        $150,884
--------------------------------------------------------------------------------------------------------------------------


                                                                                                WF ADV           WF ADV
                                                                   WANGER       WANGER            VT               VT
DEC. 31, 2009 (CONTINUED)                                           INTL          USA             OPP          SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)                                $7,000,494   $6,898,467        $174,634        $586,831
Dividends receivable                                                     --           --              --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                                        456        2,067           2,455              66
Receivable for share redemptions                                      5,358        5,262             128             447
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,006,308    6,905,796         177,217         587,344
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                    5,358        5,262             129             447
    Contract terminations                                                --           --              --              --
Payable for investments purchased                                       456        2,067           2,455              66
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5,814        7,329           2,584             513
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                          7,000,335    6,898,355         174,519         586,707
Net assets applicable to seed money                                     159          112             114             124
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $7,000,494   $6,898,467        $174,633        $586,831
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                               235,866      251,310          11,634          92,414
(2) Investments, at cost                                         $6,814,210   $6,981,313        $188,868        $641,190
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  9

STATEMENTS OF OPERATIONS

                                                      INVESCO VI   INVESCO VI   INVESCO VI    INVESCO VI   INVESCO VI
                                                       CAP APPR,    CAP DEV,     CORE EQ,     FIN SERV,     INTL GRO,
YEAR ENDED DEC. 31, 2009                                 SER I        SER I        SER I        SER I        SER II
 INVESTMENT INCOME
Dividend income                                         $  2,394    $     --     $ 200,013     $ 13,801     $  67,170
Variable account expenses                                  3,510       3,506       100,198        3,009        31,785
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (1,116)     (3,506)       99,815       10,792        35,385
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  103,417     120,579     1,856,682       45,436       242,728
    Cost of investments sold                             142,884     165,268     2,056,573       55,277       292,381
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (39,467)    (44,689)     (199,891)      (9,841)      (49,653)
Distributions from capital gains                              --          --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                            112,720     185,699     2,819,670      115,479     1,212,932
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            73,253     141,010     2,619,779      105,638     1,163,279
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $ 72,137    $137,504    $2,719,594     $116,430    $1,198,664
---------------------------------------------------------------------------------------------------------------------


                                                      INVESCO VI     AB VPS       AB VPS        AB VPS        AC VP
                                                         TECH,     GRO & INC,    INTL VAL,   LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     SER I        CL B         CL B          CL B         CL I
 INVESTMENT INCOME
Dividend income                                          $    --    $ 37,636     $  56,987      $    --       $21,602
Variable account expenses                                  1,224       9,333        45,096          779         9,432
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (1,224)     28,303        11,891         (779)       12,170
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                   35,129     107,804     1,107,404       79,810       240,806
    Cost of investments sold                              36,644     174,606     1,434,549       83,986       276,423
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (1,515)    (66,802)     (327,145)      (4,176)      (35,617)
Distributions from capital gains                              --          --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                             63,681     233,927     2,000,918       32,113       325,614
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            62,166     167,125     1,673,773       27,937       289,997
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $60,942    $195,428    $1,685,664      $27,158      $302,167
---------------------------------------------------------------------------------------------------------------------


                                                         AC VP       CALVERT        COL           CS           CS
                                                         VAL,          VS        HI YIELD,    COMMODITY      U.S. EQ
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     CL I      SOCIAL BAL     VS CL B       RETURN       FLEX I
 INVESTMENT INCOME
Dividend income                                        $ 205,861    $  7,585      $ 35,248     $ 66,137       $ 2,801
Variable account expenses                                 32,348       3,728         2,971        4,668         2,545
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          173,513       3,857        32,277       61,469           256
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  694,459     156,573       107,172      151,729       118,120
    Cost of investments sold                           1,072,757     190,542       110,937      218,626       139,768
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (378,298)    (33,969)       (3,765)     (66,897)      (21,648)
Distributions from capital gains                              --          --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                            834,220     124,121        84,133      107,535        90,659
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           455,922      90,152        80,368       40,638        69,011
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $ 629,435    $ 94,009      $112,645     $102,107       $69,267
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                   EV VT            EG VA           EG VA         FID VIP        FID VIP
                                               FLOATING-RATE     FUNDAMENTAL      INTL EQ,      CONTRAFUND,     GRO & INC,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)              INC         LG CAP, CL 2       CL 2(1)       SERV CL 2       SERV CL
 INVESTMENT INCOME
Dividend income                                    $ 93,910        $ 4,207        $ 46,537       $   37,845     $  40,808
Variable account expenses                            17,923          2,865          11,041           34,864        37,823
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      75,987          1,342          35,496            2,981         2,985
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             172,393        101,610         348,452        2,871,589       873,164
    Cost of investments sold                        181,513        128,868         316,399        3,891,989     1,208,059
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (9,120)       (27,258)         32,053       (1,020,400)     (334,895)
Distributions from capital gains                         --             --              --              881            --
Net change in unrealized appreciation or
  depreciation of investments                       529,637        124,375         291,658        2,042,620     1,326,677
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      520,517         97,117         323,711        1,023,101       991,782
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $596,504        $98,459        $359,207      $ 1,026,082     $ 994,767
---------------------------------------------------------------------------------------------------------------------------
(1) For the period Feb. 13, 2009
  (commencement of operations) to Dec. 31,
  2009.


                                                  FID VIP          FID VIP      FTVIPT FRANK   FTVIPT FRANK       FTVIPT
                                                  MID CAP,        OVERSEAS,      GLOBAL REAL      SM CAP      MUTUAL SHARES
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV CL          SERV CL        EST, CL 2      VAL, CL 2      SEC, CL 2
 INVESTMENT INCOME
Dividend income                                   $  44,487       $ 36,664        $264,963         $ 27,011      $ 24,063
Variable account expenses                            70,721         16,322          18,497           14,740        10,607
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (26,234)        20,342         246,466           12,271        13,456
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,801,065        484,575         408,755          338,794       289,785
    Cost of investments sold                      2,235,933        687,350         902,488          474,753       382,463
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (434,868)      (202,775)       (493,733)        (135,959)      (92,678)
Distributions from capital gains                     38,719          5,835              --           74,384            --
Net change in unrealized appreciation or
  depreciation of investments                     2,989,282        587,491         630,539          472,908       363,688
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    2,593,133        390,551         136,806          411,333       271,010
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $2,566,899       $410,893        $383,272         $423,604      $284,466
---------------------------------------------------------------------------------------------------------------------------


                                                   GS VIT          GS VIT          GS VIT       JANUS ASPEN    JANUS ASPEN
                                                MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.    ENTERPRISE,       GLOBAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                INST          EQ, INST        EQ, INST         SERV         TECH, SERV
 INVESTMENT INCOME
Dividend income                                   $ 112,342       $  4,859        $ 35,392         $     --      $     --
Variable account expenses                            55,290          3,671          16,009            3,810         6,791
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      57,052          1,188          19,383           (3,810)       (6,791)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,079,728        113,268         504,727          126,300       134,029
    Cost of investments sold                      1,624,223        172,188         745,149          144,912       164,460
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (544,495)       (58,920)       (240,422)         (18,612)      (30,431)
Distributions from capital gains                         --             --              --               --            --
Net change in unrealized appreciation or
  depreciation of investments                     2,241,755        166,827         547,105          176,737       349,909
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,697,260        107,907         306,683          158,125       319,478
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $1,754,312       $109,095        $326,066         $154,315      $312,687
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  11

STATEMENTS OF OPERATIONS

                                            JANUS ASPEN     JANUS ASPEN          MFS              MFS               MFS
                                               JANUS,        OVERSEAS,     INV GRO STOCK,      NEW DIS,          UTILITIES,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SERV           SERV            SERV CL          SERV CL           SERV CL
 INVESTMENT INCOME
Dividend income                               $  17,863      $  18,929       $    5,829         $     --           $ 37,595
Variable account expenses                        40,744         42,061           39,170            8,154              7,805
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (22,881)       (23,132)         (33,341)          (8,154)            29,790
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         380,324        903,209          336,421          174,236            152,827
    Cost of investments sold                    469,362      1,040,699          348,160          219,706            193,349
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (89,038)      (137,490)         (11,739)         (45,470)           (40,522)
Distributions from capital gains                     --        130,882               --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                 1,528,883      2,600,214        1,789,219          493,840            267,989
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,439,845      2,593,606        1,777,480          448,370            227,467
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $1,416,964     $2,570,474       $1,744,139         $440,216           $257,257
------------------------------------------------------------------------------------------------------------------------------


                                               OPPEN           OPPEN        OPPEN GLOBAL         PIMCO             PUT VT
                                             GLOBAL SEC   MAIN ST SM CAP    STRATEGIC INC   VIT ALL ASSET,   GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          VA, SERV       VA, SERV         VA, SERV        ADVISOR CL           CL IB
 INVESTMENT INCOME
Dividend income                                $  3,519         $  984        $  14,887        $ 315,868           $ 22,091
Variable account expenses                         1,694          1,380           60,201           38,985              1,837
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   1,825           (396)         (45,314)         276,883             20,254
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          44,003         79,443          591,157        1,474,721            126,618
    Cost of investments sold                     60,347        102,314          640,217        1,654,111            134,708
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (16,344)       (22,871)         (49,060)        (179,390)            (8,090)
Distributions from capital gains                  3,902             --            4,666               --                 --
Net change in unrealized appreciation or
  depreciation of investments                    72,278         69,057        1,196,820          716,280             33,807
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   59,836         46,186        1,152,426          536,890             25,717
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 61,661        $45,790       $1,107,112        $ 813,773           $ 45,971
------------------------------------------------------------------------------------------------------------------------------


                                               PUT VT         PUT VT           PUT VT           PUT VT             ROYCE
                                             HI YIELD,       INTL EQ,         NEW OPP,          VISTA,           MICRO-CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL IB           CL IB            CL IA            CL IB           INVEST CL
 INVESTMENT INCOME
Dividend income                                $ 80,399         $   --        $  44,122           $   --          $      --
Variable account expenses                         6,955          1,052           58,582            2,085             28,752
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  73,444         (1,052)         (14,460)          (2,085)           (28,752)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         185,113         54,239        1,164,665           48,556            651,827
    Cost of investments sold                    225,924         86,904        1,860,822           64,243            889,340
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (40,811)       (32,665)        (696,157)         (15,687)          (237,513)
Distributions from capital gains                     --             --               --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                   267,673         60,704        2,514,386           94,156          1,722,548
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  226,862         28,039        1,818,229           78,469          1,485,035
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $300,306        $26,987       $1,803,769          $76,384         $1,456,283
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                     DISC           DISC           DISC           DISC             DISC
                                                 ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,     ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 AGGR          CONSERV          MOD         MOD AGGR        MOD CONSERV
 INVESTMENT INCOME
Dividend income                                      $    --        $    --        $     --        $   --           $    --
Variable account expenses                              1,975            768           3,768         1,462               745
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (1,975)          (768)         (3,768)       (1,462)             (745)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                7,713         51,546          85,824        29,757             4,890
    Cost of investments sold                           8,422         48,968          98,201        30,170             4,614
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                           (709)         2,578         (12,377)         (413)              276
Distributions from capital gains                          --             --              --            --                --
Net change in unrealized appreciation or
  depreciation of investments                         51,030         13,569          99,012        38,300            12,303
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        50,321         16,147          86,635        37,887            12,579
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $48,346        $15,379        $ 82,867       $36,425           $11,834
-----------------------------------------------------------------------------------------------------------------------------


                                                   VP DAVIS         VP GS        VP PTNRS        RVS VP           RVS VP
                                                  NY VENTURE,   MID CAP VAL,    SM CAP VAL,       BAL,             CASH
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3           CL 3           CL 3           CL 3          MGMT, CL 3
 INVESTMENT INCOME
Dividend income                                    $      --       $     --       $      --     $      --       $     5,102
Variable account expenses                             38,343            464          31,300       129,315            68,694
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (38,343)          (464)        (31,300)     (129,315)          (63,592)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              505,153         70,145         453,191     2,720,386         4,856,024
    Cost of investments sold                         573,474         85,067         532,048     3,646,434         4,854,760
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (68,321)       (14,922)        (78,857)     (926,048)            1,264
Distributions from capital gains                          --             --              --            --                --
Net change in unrealized appreciation or
  depreciation of investments                      1,531,695         27,227       1,253,121     4,048,531             6,670
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,463,374         12,305       1,174,264     3,122,483             7,934
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $1,425,031       $ 11,841      $1,142,964    $2,993,168        $  (55,658)
-----------------------------------------------------------------------------------------------------------------------------


                                                    RVS VP         RVS VP         RVS VP         RVS VP           RVS VP
                                                      DIV          DIV EQ           DYN          GLOBAL      GLOBAL INFLATION
YEAR ENDED DEC. 31, 2009 (CONTINUED)              BOND, CL 3      INC, CL 3      EQ, CL 3      BOND, CL 3     PROT SEC, CL 3
 INVESTMENT INCOME
Dividend income                                   $  831,367      $      --      $       --      $106,439         $ 437,467
Variable account expenses                            187,464        155,806         162,123        53,200            39,309
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      643,903       (155,806)       (162,123)       53,239           398,158
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            1,947,840      2,450,519       3,053,467       956,091           251,260
    Cost of investments sold                       1,957,188      3,373,006       4,554,023       960,843           261,906
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (9,348)      (922,487)     (1,500,556)       (4,752)          (10,646)
Distributions from capital gains                          --             --              --            --               218
Net change in unrealized appreciation or
  depreciation of investments                      1,927,259      5,417,764       5,483,749       538,917          (122,176)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,917,911      4,495,277       3,983,193       534,165          (132,604)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $2,561,814     $4,339,471     $ 3,821,070      $587,404         $ 265,554
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  13

STATEMENTS OF OPERATIONS

                                                       RVS VP         RVS VP       RVS VP         RVS VP          RVS VP
                                                      HI YIELD          INC       MID CAP        MID CAP         S&P 500,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 BOND, CL 3      OPP, CL 3   GRO, CL 3      VAL, CL 3          CL 3
 INVESTMENT INCOME
Dividend income                                       $ 341,963      $ 162,976    $     --       $     --         $     --
Variable account expenses                                30,067         29,615       4,500          1,989           34,079
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         311,896        133,361      (4,500)        (1,989)         (34,079)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 650,165        187,580      81,759         93,179          509,479
    Cost of investments sold                            698,649        195,707     109,312        141,263          663,922
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (48,484)        (8,127)    (27,553)       (48,084)        (154,443)
Distributions from capital gains                             --             --          --             --               --
Net change in unrealized appreciation or
  depreciation of investments                         1,088,328        892,536     249,647        129,521        1,079,995
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        1,039,844        884,409     222,094         81,437          925,552
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $1,351,740     $1,017,770    $217,594       $ 79,448         $891,473
---------------------------------------------------------------------------------------------------------------------------


                                                       RVS VP           SEL        SEL VP         SEL VP          THDL VP
                                                        SHORT           VP         LG CAP         SM CAP           EMER
YEAR ENDED DEC. 31, 2009 (CONTINUED)               DURATION, CL 3    GRO, CL 3   VAL, CL 3      VAL, CL 3       MKTS, CL 3
 INVESTMENT INCOME
Dividend income                                        $105,375     $       --     $    --      $      --        $  14,516
Variable account expenses                                31,872         25,568         479          6,488           36,514
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          73,503        (25,568)       (479)        (6,488)         (21,998)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 817,090      3,647,950      46,010        275,870        1,378,512
    Cost of investments sold                            829,086      4,886,587      44,340        419,018        1,782,274
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (11,996)    (1,238,637)      1,670       (143,148)        (403,762)
Distributions from capital gains                             --             --          --             --               --
Net change in unrealized appreciation or
  depreciation of investments                            92,586      1,963,762      14,074        396,609        2,593,389
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           80,590        725,125      15,744        253,461        2,189,627
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $154,093     $  699,557     $15,265      $ 246,973       $2,167,629
---------------------------------------------------------------------------------------------------------------------------


                                                       THDL VP         THIRD      VANK LIT       VANK UIF        VANK UIF
                                                        INTL            AVE      COMSTOCK,        GLOBAL       MID CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  OPP, CL 3         VAL        CL II     REAL EST, CL II       CL II
 INVESTMENT INCOME
Dividend income                                      $  123,082      $      --    $ 95,646      $     193         $     --
Variable account expenses                                71,219         31,012      19,042          8,885            1,125
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          51,863        (31,012)     76,604         (8,692)          (1,125)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               1,639,018        794,702     873,562        511,298           97,251
    Cost of investments sold                          1,618,485      1,212,770   1,165,347        685,569          157,154
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         20,533       (418,068)   (291,785)      (174,271)         (59,903)
Distributions from capital gains                             --        804,528          --             --               --
Net change in unrealized appreciation or
  depreciation of investments                         1,806,564        910,787     716,618        521,866          113,652
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        1,827,097      1,297,247     424,833        347,595           53,749
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $1,878,960     $1,266,235    $501,437      $ 338,903         $ 52,624
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                          WF ADV      WF ADV
                                                                 WANGER       WANGER        VT          VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                              INTL          USA         OPP     SM CAP GRO
 INVESTMENT INCOME
Dividend income                                                $  232,740    $      --   $     --    $      --
Variable account expenses                                          56,084       51,280      1,064        3,973
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   176,656      (51,280)    (1,064)      (3,973)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         1,873,689      836,680     29,961      166,326
    Cost of investments sold                                    2,289,411    1,037,160     46,038      332,164
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (415,722)    (200,480)   (16,077)    (165,838)
Distributions from capital gains                                       --           --         --           --
Net change in unrealized appreciation or depreciation of
  investments                                                   2,693,638    2,320,730     63,192      324,026
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  2,277,916    2,120,250     47,115      158,188
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $2,454,572   $2,068,970   $ 46,051    $ 154,215
--------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS

                                                       INVESCO VI   INVESCO VI    INVESCO VI   INVESCO VI   INVESCO VI
                                                        CAP APPR,    CAP DEV,      CORE EQ,     FIN SERV,    INTL GRO,
YEAR ENDED DEC. 31, 2009                                  SER I        SER I        SER I         SER I       SER II
 OPERATIONS
Investment income (loss) -- net                         $ (1,116)    $ (3,506)   $    99,815    $ 10,792    $   35,385
Net realized gain (loss) on sales of investments         (39,467)     (44,689)      (199,891)     (9,841)      (49,653)
Distributions from capital gains                              --           --             --          --            --
Net change in unrealized appreciation or depreciation
  of investments                                         112,720      185,699      2,819,670     115,479     1,212,932
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              72,137      137,504      2,719,594     116,430     1,198,664
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                43,693       33,749      1,019,054      52,645       594,095
Net transfers(1)                                         (36,476)     (76,512)      (830,155)    227,672     2,549,143
Transfers for policy loans                                (5,449)        (507)       (49,709)    (11,035)      (24,184)
Policy charges                                           (22,167)     (19,234)      (687,434)    (17,486)     (149,212)
Contract terminations:
    Surrender benefits                                   (30,121)     (19,053)      (873,624)    (17,108)     (107,113)
    Death benefits                                            --           --             --          --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (50,520)     (81,557)    (1,421,868)    234,688     2,862,729
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          404,039      356,760     10,974,535     148,765     1,612,701
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $425,656     $412,707    $12,272,261    $499,883    $5,674,094
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   814,239      449,891      8,084,230     330,629     2,637,684
Contract purchase payments                                85,753       37,658        711,177     119,645       849,979
Net transfers(1)                                         (74,804)     (77,850)      (588,611)    531,675     3,849,789
Transfers for policy loans                                (9,034)        (468)       (32,445)    (21,151)      (34,498)
Policy charges                                           (43,509)     (21,556)      (479,799)    (37,950)     (213,384)
Contract terminations:
    Surrender benefits                                   (57,934)     (19,016)      (584,660)    (43,382)     (148,045)
    Death benefits                                            --           --             --          --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         714,711      368,659      7,109,892     879,466     6,941,525
----------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       INVESCO VI     AB VPS       AB VPS        AB VPS        AC VP
                                                          TECH,     GRO & INC,    INTL VAL,   LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                      SER I        CL B         CL B          CL B         CL I
 OPERATIONS
Investment income (loss) -- net                         $ (1,224)   $   28,303   $   11,891     $   (779)   $   12,170
Net realized gain (loss) on sales of investments          (1,515)      (66,802)    (327,145)      (4,176)      (35,617)
Distributions from capital gains                              --            --           --           --            --
Net change in unrealized appreciation or depreciation
  of investments                                          63,681       233,927    2,000,918       32,113       325,614
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              60,942       195,428    1,685,664       27,158       302,167
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                16,947       173,076      987,999       14,322        79,123
Net transfers(1)                                         109,055       (38,131)     303,922       31,665      (126,634)
Transfers for policy loans                                (4,178)       (4,054)     (32,982)      (1,679)      (20,608)
Policy charges                                            (7,306)      (53,916)    (246,345)      (4,931)      (46,325)
Contract terminations:
    Surrender benefits                                    (3,250)      (13,432)    (173,217)      (7,467)      (39,712)
    Death benefits                                            --            --           --           --        (2,136)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           111,268        63,543      839,377       31,910      (156,292)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           54,560       951,368    3,404,295       63,821     1,009,886
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $226,770    $1,210,339   $5,929,336     $122,889    $1,155,761
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    68,740     1,051,093    3,147,661      100,555     1,452,133
Contract purchase payments                                16,737       188,060      867,218       21,141       107,794
Net transfers(1)                                         111,805       (40,221)     485,331       42,653      (168,475)
Transfers for policy loans                                (3,718)       (4,902)     (26,589)      (2,642)      (24,855)
Policy charges                                            (7,145)      (57,849)    (212,892)      (7,153)      (62,099)
Contract terminations:
    Surrender benefits                                    (3,331)      (15,134)    (143,523)     (12,176)      (47,819)
    Death benefits                                            --            --           --           --        (3,158)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         183,088     1,121,047    4,117,206      142,378     1,253,521
----------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                            AC VP     CALVERT VS     COL HI        CS         CS
                                                            VAL,        SOCIAL     YIELD, VS   COMMODITY    U.S. EQ
YEAR ENDED DEC. 31, 2009 (CONTINUED)                        CL I          BAL         CL B       RETURN     FLEX I
 OPERATIONS
Investment income (loss) -- net                          $  173,513    $   3,857    $ 32,277    $ 61,469   $    256
Net realized gain (loss) on sales of investments           (378,298)     (33,969)     (3,765)    (66,897)   (21,648)
Distributions from capital gains                                 --           --          --          --         --
Net change in unrealized appreciation or depreciation
  of investments                                            834,220      124,121      84,133     107,535     90,659
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                629,435       94,009     112,645     102,107     69,267
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  341,530       52,784      45,476      73,715     34,084
Net transfers(1)                                           (399,429)    (106,837)    100,719     175,748    138,924
Transfers for policy loans                                    1,482        2,782      (4,919)     (8,636)    (1,364)
Policy charges                                             (171,902)     (23,638)    (14,710)    (21,712)   (14,199)
Contract terminations:
    Surrender benefits                                     (225,364)     (34,956)     (8,306)    (35,515)   (14,528)
    Death benefits                                           (3,413)          --          --          --         --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (457,096)    (109,865)    118,260     183,600    142,917
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           3,752,135      400,203     176,300     388,079    231,803
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $3,924,474    $ 384,347    $407,205    $673,786   $443,987
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,985,233      540,034     219,022     526,119    543,121
Contract purchase payments                                  273,907       65,268      47,212      96,265     78,549
Net transfers(1)                                           (313,326)    (119,769)    117,677     232,049    284,561
Transfers for policy loans                                     (740)       3,840      (4,623)    (10,795)    (2,727)
Policy charges                                             (137,616)     (29,568)    (14,985)    (28,522)   (31,794)
Contract terminations:
    Surrender benefits                                     (176,222)     (42,225)     (9,696)    (43,764)   (29,922)
    Death benefits                                           (2,825)          --          --          --         --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,628,411      417,580     354,607     771,352    841,788
-------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                         EV VT           EG VA         EG VA       FID VIP       FID VIP
                                                     FLOATING-RATE    FUNDAMENTAL    INTL EQ,    CONTRAFUND,   GRO & INC,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)                    INC        LG CAP, CL 2     CL 2(2)     SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                        $   75,987      $  1,342     $   35,496   $     2,981   $    2,985
Net realized gain (loss) on sales of investments           (9,120)      (27,258)        32,053    (1,020,400)    (334,895)
Distributions from capital gains                               --            --             --           881           --
Net change in unrealized appreciation or
  depreciation of investments                             529,637       124,375        291,658     2,042,620    1,326,677
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         596,504        98,459        359,207     1,026,082      994,767
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                325,478        88,050        118,205       693,601      473,712
Net transfers(1)                                          953,973       117,093      1,080,569    (1,903,952)    (644,341)
Transfers for policy loans                                (11,205)       (3,889)        (7,378)      (13,575)     (31,165)
Policy charges                                            (92,859)      (15,368)       (50,794)     (184,516)    (223,270)
Contract terminations:
    Surrender benefits                                    (83,767)       (4,625)       (79,450)     (118,568)    (185,839)
    Death benefits                                             --            --             --            --       (6,277)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,091,620       181,261      1,061,152    (1,527,010)    (617,180)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,051,976       226,993             --     4,123,751    4,184,543
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,740,100      $506,713     $1,420,359   $ 3,622,823   $4,562,130
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,484,244       220,727             --     6,711,554    5,788,809
Contract purchase payments                                356,448        75,879        107,333     1,078,760      628,707
Net transfers(1)                                        1,064,242        89,488      1,112,510    (2,920,395)    (837,254)
Transfers for policy loans                                (12,790)       (2,707)        (6,497)      (17,584)     (37,663)
Policy charges                                           (102,372)      (13,428)       (45,972)     (285,070)    (294,093)
Contract terminations:
    Surrender benefits                                    (89,264)       (3,773)       (66,633)     (175,276)    (231,924)
    Death benefits                                             --            --             --            --       (8,789)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,700,508       366,186      1,100,741     4,391,989    5,007,793
-------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

 (2)For the period Feb. 13, 2009 (commencement of operations) to Dec. 31, 2009.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                     FID VIP       FID VIP    FTVIPT FRANK   FTVIPT FRANK       FTVIPT
                                                     MID CAP,     OVERSEAS,    GLOBAL REAL      SM CAP      MUTUAL SHARES
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 SERV CL       SERV CL      EST, CL 2      VAL, CL 2      SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                    $   (26,234)  $   20,342    $  246,466     $   12,271      $   13,456
Net realized gain (loss) on sales of investments      (434,868)    (202,775)     (493,733)      (135,959)        (92,678)
Distributions from capital gains                        38,719        5,835            --         74,384              --
Net change in unrealized appreciation or
  depreciation of investments                        2,989,282      587,491       630,539        472,908         363,688
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,566,899      410,893       383,272        423,604         284,466
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             678,356      197,538       381,854        250,637         233,680
Net transfers(1)                                    (1,244,370)    (302,947)     (330,830)      (278,685)        (96,803)
Transfers for policy loans                             (45,267)       9,186        (9,873)         6,521          (2,937)
Policy charges                                        (385,550)     (81,774)     (115,529)       (87,432)        (55,883)
Contract terminations:
    Surrender benefits                                (418,861)     (99,883)      (66,697)       (39,317)        (32,091)
    Death benefits                                      (3,022)      (2,380)           --             --              --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,418,714)    (280,260)     (141,075)      (148,276)         45,966
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      7,464,443    1,837,298     2,136,700      1,602,208       1,019,409
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 8,612,628   $1,967,931    $2,378,897     $1,877,536      $1,349,841
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               5,538,647    2,176,141     1,727,381      1,135,002         996,191
Contract purchase payments                             449,391      230,155       335,208        172,737         219,969
Net transfers(1)                                      (827,748)    (348,121)     (267,532)      (187,730)        (78,241)
Transfers for policy loans                             (30,200)      10,288        (7,024)         3,311          (1,985)
Policy charges                                        (255,418)     (94,834)     (100,431)       (59,647)        (51,937)
Contract terminations:
    Surrender benefits                                (267,606)    (111,354)      (58,085)       (24,626)        (28,102)
    Death benefits                                      (1,635)      (2,254)           --             --              --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,605,431    1,860,021     1,629,517      1,039,047       1,055,895
-------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   GS VIT          GS VIT          GS VIT      JANUS ASPEN   JANUS ASPEN
                                                MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.   ENTERPRISE,      GLOBAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                INST          EQ, INST        EQ, INST         SERV       TECH, SERV
 OPERATIONS
Investment income (loss) -- net                  $   57,052       $  1,188       $   19,383     $  (3,810)    $   (6,791)
Net realized gain (loss) on sales of
  investments                                      (544,495)       (58,920)        (240,422)      (18,612)       (30,431)
Distributions from capital gains                         --             --               --            --             --
Net change in unrealized appreciation or
  depreciation of investments                     2,241,755        166,827          547,105       176,737        349,909
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,754,312        109,095          326,066       154,315        312,687
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          910,630         45,792          254,184        44,210         81,880
Net transfers(1)                                   (841,140)       (25,099)        (335,259)      (82,319)       251,756
Transfers for policy loans                          (31,345)        (6,677)         (34,827)       (9,880)       (12,399)
Policy charges                                     (286,574)       (17,713)         (97,429)      (18,261)       (45,790)
Contract terminations:
    Surrender benefits                             (271,691)       (20,150)        (103,940)      (16,884)       (21,742)
    Death benefits                                       --             --               --            --             --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (520,120)       (23,847)        (317,271)      (83,134)       253,705
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   5,872,807        387,134        1,887,421       390,820        535,872
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $7,106,999       $472,382       $1,896,216     $ 462,001     $1,102,264
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            3,997,017        424,504        2,797,159       805,063      1,520,520
Contract purchase payments                          586,376         49,651          373,797        81,916        188,233
Net transfers(1)                                   (545,275)       (19,793)        (489,724)     (142,312)       480,240
Transfers for policy loans                          (20,930)        (6,361)         (49,029)      (16,788)       (24,849)
Policy charges                                     (183,989)       (19,116)        (143,288)      (33,620)      (107,329)
Contract terminations:
    Surrender benefits                             (167,716)       (19,606)        (148,383)      (29,666)       (45,663)
    Death benefits                                       --             --               --            --             --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,665,483        409,279        2,340,532       664,593      2,011,152
------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                     JANUS ASPEN   JANUS ASPEN     MFS INV         MFS          MFS
                                                        JANUS,      OVERSEAS,     GRO STOCK,    NEW DIS,    UTILITIES,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     SERV          SERV        SERV CL       SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                       $  (22,881)   $  (23,132)  $   (33,341)  $   (8,154)  $   29,790
Net realized gain (loss) on sales of investments         (89,038)     (137,490)      (11,739)     (45,470)     (40,522)
Distributions from capital gains                              --       130,882            --           --           --
Net change in unrealized appreciation or
  depreciation of investments                          1,528,883     2,600,214     1,789,219      493,840      267,989
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,416,964     2,570,474     1,744,139      440,216      257,257
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               833,616       437,921       680,621       99,027      124,970
Net transfers(1)                                         464,999      (356,766)    5,268,321       76,749      114,120
Transfers for policy loans                               (31,813)       (9,401)      (36,930)     (24,028)     (11,453)
Policy charges                                          (200,747)     (187,092)     (176,349)     (44,540)     (49,181)
Contract terminations:
    Surrender benefits                                  (138,345)     (255,606)     (143,576)     (62,337)     (18,135)
    Death benefits                                            --        (2,484)       (2,751)          --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           927,710      (373,428)    5,589,336       44,871      160,321
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,506,648     3,544,290     1,132,729      668,259      677,063
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $5,851,322    $5,741,336   $ 8,466,204   $1,153,346   $1,094,641
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 5,661,867     3,778,998     2,247,972    1,093,802      394,229
Contract purchase payments                             1,211,803       362,875     1,108,346      136,651       68,030
Net transfers(1)                                         665,812      (330,840)    9,414,668      110,411       63,308
Transfers for policy loans                               (45,094)      (17,046)      (60,496)     (32,001)      (5,585)
Policy charges                                          (291,728)     (149,812)     (288,322)     (60,942)     (26,444)
Contract terminations:
    Surrender benefits                                  (193,867)     (192,217)     (228,479)     (78,867)      (9,687)
    Death benefits                                            --        (2,698)       (5,566)          --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       7,008,793     3,449,260    12,188,123    1,169,054      483,851
----------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               OPPEN          OPPEN             OPPEN             PIMCO             PUT VT
                                            GLOBAL SEC   MAIN ST SM CAP   GLOBAL STRATEGIC   VIT ALL ASSET,   GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)         VA, SERV       VA, SERV        INC VA, SERV       ADVISOR CL           CL IB
 OPERATIONS
Investment income (loss) -- net              $  1,825       $   (396)        $  (45,314)       $  276,883          $ 20,254
Net realized gain (loss) on sales of
  investments                                 (16,344)       (22,871)           (49,060)         (179,390)           (8,090)
Distributions from capital gains                3,902             --              4,666                --                --
Net change in unrealized appreciation or
  depreciation of investments                  72,278         69,057          1,196,820           716,280            33,807
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    61,661         45,790          1,107,112           813,773            45,971
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     40,771         46,534            986,000           737,486            42,215
Net transfers(1)                               66,083         26,025            966,669           139,648           (22,215)
Transfers for policy loans                      1,601         (3,265)           (23,608)          (15,906)           (3,425)
Policy charges                                 (5,731)        (7,921)          (312,830)         (197,661)          (14,270)
Contract terminations:
    Surrender benefits                         (9,447)        (1,124)          (202,480)         (133,582)          (10,483)
    Death benefits                                 --             --                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 93,277         60,249          1,413,751           529,985            (8,178)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               153,365        135,541          5,455,031         3,849,506           168,879
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $308,303       $241,580         $7,975,894        $5,193,264          $206,672
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        231,407        225,555          5,685,819         4,390,178           158,840
Contract purchase payments                     52,080         73,376            969,918           785,324            37,282
Net transfers(1)                               71,507         15,489            955,444           111,972           (15,800)
Transfers for policy loans                      2,147         (4,220)           (23,413)          (17,171)           (3,190)
Policy charges                                 (7,804)       (12,399)          (308,343)         (210,559)          (12,556)
Contract terminations:
    Surrender benefits                        (12,627)        (1,583)          (194,876)         (138,258)           (8,990)
    Death benefits                                 --             --                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              336,710        296,218          7,084,549         4,921,486           155,586
-------------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                            PUT VT     PUT VT      PUT VT      PUT VT       ROYCE
                                                          HI YIELD,   INTL EQ,    NEW OPP,     VISTA,    MICRO-CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                        CL IB       CL IB       CL IA       CL IB     INVEST CL
 OPERATIONS
Investment income (loss) -- net                           $  73,444   $ (1,052)  $  (14,460)  $ (2,085)  $  (28,752)
Net realized gain (loss) on sales of investments            (40,811)   (32,665)    (696,157)   (15,687)    (237,513)
Distributions from capital gains                                 --         --           --         --           --
Net change in unrealized appreciation or depreciation of
  investments                                               267,673     60,704    2,514,386     94,156    1,722,548
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                300,306     26,987    1,803,769     76,384    1,456,283
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   50,946     12,765      747,490     32,299      292,781
Net transfers(1)                                            (89,453)    21,215     (576,840)   (38,356)    (363,186)
Transfers for policy loans                                   (3,561)     1,601      (31,399)       (45)     (16,084)
Policy charges                                              (34,089)    (4,295)    (441,406)   (13,562)    (168,664)
Contract terminations:
    Surrender benefits                                      (24,307)      (561)    (552,249)    (4,551)    (192,945)
    Death benefits                                               --         --           --         --           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (100,464)    30,725     (854,404)   (24,215)    (448,098)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             644,941     97,128    6,275,573    225,032    2,811,472
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 844,783   $154,840   $7,224,938   $277,201   $3,819,657
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      567,407     86,531    6,663,324    541,795    1,946,984
Contract purchase payments                                   36,591     10,958      735,616     72,405      176,497
Net transfers(1)                                            (61,511)    16,864     (571,009)   (89,520)    (215,329)
Transfers for policy loans                                   (2,361)     1,521      (27,478)       (74)      (9,379)
Policy charges                                              (24,590)    (3,771)    (432,170)   (29,931)    (100,486)
Contract terminations:
    Surrender benefits                                      (16,251)      (496)    (525,607)    (9,506)    (109,605)
    Death benefits                                               --         --           --         --           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            499,285    111,607    5,842,676    485,169    1,688,682
-------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       DISC           DISC           DISC           DISC           DISC
                                                   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   AGGR          CONSERV          MOD         MOD AGGR      MOD CONSERV
 OPERATIONS
Investment income (loss) -- net                      $ (1,975)      $   (768)      $ (3,768)      $ (1,462)      $   (745)
Net realized gain (loss) on sales of investments         (709)         2,578        (12,377)          (413)           276
Distributions from capital gains                           --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                          51,030         13,569         99,012         38,300         12,303
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      48,346         15,379         82,867         36,425         11,834
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             27,868          3,902        155,058         55,514          1,448
Net transfers(1)                                      107,474        119,765         84,161        100,950        140,380
Transfers for policy loans                                 94         (2,097)            20        (12,160)            95
Policy charges                                         (2,952)        (4,023)       (14,945)        (8,519)        (2,826)
Contract terminations:
    Surrender benefits                                   (287)        (5,041)       (40,860)        (6,133)            --
    Death benefits                                         --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        132,197        112,506        183,434        129,652        139,097
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       150,319         11,482        299,829         75,421         24,929
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $330,862       $139,367       $566,130       $241,498       $175,860
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                212,167         13,670        395,198        102,653         31,384
Contract purchase payments                             36,008          4,282        199,078         72,699          1,571
Net transfers(1)                                      136,474        137,626        102,146        130,298        158,026
Transfers for policy loans                                112         (2,237)            22        (15,603)           101
Policy charges                                         (3,916)        (4,411)       (18,674)       (11,227)        (3,325)
Contract terminations:
    Surrender benefits                                   (350)        (5,749)       (54,143)        (7,501)            --
    Death benefits                                         --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      380,495        143,181        623,627        271,319        187,757
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                      VP DAVIS        VP GS        VP PTNRS       RVS VP        RVS VP
                                                    NY VENTURE,   MID CAP VAL,   SM CAP VAL,       BAL,       CASH MGMT,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL 3          CL 3           CL 3          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                      $  (38,343)    $   (464)     $  (31,300)  $  (129,315)  $   (63,592)
Net realized gain (loss) on sales of investments        (68,321)     (14,922)        (78,857)     (926,048)        1,264
Distributions from capital gains                             --           --              --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         1,531,695       27,227       1,253,121     4,048,531         6,670
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,425,031       11,841       1,142,964     2,993,168       (55,658)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              779,031       15,194         672,017     1,538,036     1,107,654
Net transfers(1)                                      2,258,375      (24,224)        150,184    (1,225,095)   (1,994,122)
Transfers for policy loans                              (32,969)       1,161         (25,931)      (26,842)      (39,473)
Policy charges                                         (180,895)      (2,192)       (155,213)   (1,417,125)     (622,286)
Contract terminations:
    Surrender benefits                                 (134,239)        (394)       (109,591)   (1,179,369)   (1,389,956)
    Death benefits                                           --           --              --        (8,237)       (3,909)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,689,303      (10,455)        531,466    (2,318,632)   (2,942,092)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,435,358       71,200       2,846,741    14,467,479     9,023,958
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $6,549,692     $ 72,586      $4,521,171   $15,142,015   $ 6,026,208
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                4,123,035      102,461       2,548,806    19,230,303     7,983,153
Contract purchase payments                            1,210,456       21,920         558,826     1,936,963       981,118
Net transfers(1)                                      3,715,621      (44,956)        120,770    (1,536,244)   (1,771,584)
Transfers for policy loans                              (49,894)       1,504         (20,459)      (35,877)      (35,017)
Policy charges                                         (279,622)      (3,164)       (128,041)   (1,785,326)     (552,798)
Contract terminations:
    Surrender benefits                                 (199,884)        (735)        (88,686)   (1,450,819)   (1,232,213)
    Death benefits                                           --           --              --       (10,907)       (3,474)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,519,712       77,030       2,991,216    16,348,093     5,369,185
------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RVS VP        RVS VP        RVS VP        RVS VP           RVS VP
                                                    DIV BOND,    DIV EQ INC,       DYN       GLOBAL BOND,   GLOBAL INFLATION
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 3          CL 3        EQ, CL 3        CL 3        PROT SEC, CL 3
 OPERATIONS
Investment income (loss) -- net                    $   643,903   $  (155,806)  $  (162,123)   $   53,239       $  398,158
Net realized gain (loss) on sales of investments        (9,348)     (922,487)   (1,500,556)       (4,752)         (10,646)
Distributions from capital gains                            --            --            --            --              218
Net change in unrealized appreciation or
  depreciation of investments                        1,927,259     5,417,764     5,483,749       538,917         (122,176)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,561,814     4,339,471     3,821,070       587,404          265,554
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,600,935     2,624,872     2,500,021       712,409          694,427
Net transfers(1)                                     2,658,214    (1,369,269)   (1,776,657)      392,764        3,156,860
Transfers for policy loans                             (92,183)      (60,672)      (41,495)      (29,222)         (20,285)
Policy charges                                      (1,216,761)     (889,702)   (1,716,241)     (286,476)        (199,217)
Contract terminations:
    Surrender benefits                              (1,022,519)     (880,893)   (1,250,248)     (295,801)        (189,980)
    Death benefits                                      (2,131)           --        (8,417)           --               --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       2,925,555      (575,664)   (2,293,037)      493,674        3,441,805
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     17,829,787    16,278,506    18,558,379     5,395,752        2,696,943
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $23,317,156   $20,042,313   $20,086,412    $6,476,830       $6,404,302
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              14,554,109    14,275,784    36,252,292     3,493,132        2,465,962
Contract purchase payments                           1,980,550     2,244,109     4,857,950       442,776          616,184
Net transfers(1)                                     2,020,878    (1,075,037)   (3,462,024)      237,767        2,810,102
Transfers for policy loans                             (70,724)      (45,859)      (70,171)      (18,248)         (18,307)
Policy charges                                        (927,208)     (759,355)   (3,330,885)     (177,910)        (176,930)
Contract terminations:
    Surrender benefits                                (770,964)     (725,031)   (2,337,070)     (178,889)        (166,401)
    Death benefits                                      (1,713)           --       (20,486)           --               --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    16,784,928    13,914,611    31,889,606     3,798,628        5,530,610
----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                            RVS VP       RVS VP       RVS VP      RVS VP      RVS VP
                                                           HI YIELD        INC       MID CAP     MID CAP     S&P 500,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                      BOND, CL 3    OPP, CL 3   GRO, CL 3   VAL, CL 3      CL 3
 OPERATIONS
Investment income (loss) -- net                           $  311,896   $  133,361    $ (4,500)   $ (1,989)  $  (34,079)
Net realized gain (loss) on sales of investments             (48,484)      (8,127)    (27,553)    (48,084)    (154,443)
Distributions from capital gains                                  --           --          --          --           --
Net change in unrealized appreciation or depreciation of
  investments                                              1,088,328      892,536     249,647     129,521    1,079,995
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               1,351,740    1,017,770     217,594      79,448      891,473
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   336,453      568,486      96,361      47,742      540,534
Net transfers(1)                                            (139,852)   1,775,731     186,011     (49,606)    (156,179)
Transfers for policy loans                                       853      (18,436)     (7,148)     (3,257)     (16,021)
Policy charges                                              (175,959)    (144,548)    (27,451)    (10,807)    (211,091)
Contract terminations:
    Surrender benefits                                      (138,977)    (107,086)    (17,933)     (5,511)    (132,317)
    Death benefits                                                --           --          --          --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (117,482)   2,074,147     229,840     (21,439)      24,926
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            2,534,508    1,836,950     306,891     197,355    3,586,299
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $3,768,766   $4,928,867    $754,325    $255,364   $4,502,698
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     2,371,107    2,138,083     384,923     321,815    5,257,159
Contract purchase payments                                   255,349      532,594      95,753      75,346      764,653
Net transfers(1)                                             (84,691)   1,645,287     153,330     (70,829)    (231,177)
Transfers for policy loans                                       391      (17,159)     (5,652)     (4,545)     (24,597)
Policy charges                                              (130,632)    (135,765)    (26,314)    (16,319)    (299,637)
Contract terminations:
    Surrender benefits                                       (99,207)     (97,947)    (17,929)     (7,477)    (180,621)
    Death benefits                                                --           --          --          --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,312,317    4,065,093     584,111     297,991    5,285,780
----------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                           RVS VP          SEL VP       SEL VP      SEL VP      THDL VP
                                                            SHORT           GRO,        LG CAP      SM CAP       EMER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   DURATION, CL 3       CL 3      VAL, CL 3   VAL, CL 3   MKTS, CL 3
 OPERATIONS
Investment income (loss) -- net                          $   73,503     $   (25,568)   $   (479)  $  (6,488)  $  (21,998)
Net realized gain (loss) on sales of investments            (11,996)     (1,238,637)      1,670    (143,148)    (403,762)
Distributions from capital gains                                 --              --          --          --           --
Net change in unrealized appreciation or depreciation
  of investments                                             92,586       1,963,762      14,074     396,609    2,593,389
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                154,093         699,557      15,265     246,973    2,167,629
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  349,356         557,345      11,512      96,071      572,578
Net transfers(1)                                            872,554      (3,386,557)    (20,029)   (181,324)    (424,467)
Transfers for policy loans                                  (14,564)        (10,464)     (2,405)      1,132      (38,718)
Policy charges                                             (239,032)       (152,219)     (3,450)    (34,624)    (181,749)
Contract terminations:
    Surrender benefits                                     (158,147)        (91,172)     (1,345)    (33,009)    (161,644)
    Death benefits                                               --              --          --          --           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              810,167      (3,083,067)    (15,717)   (151,754)    (234,000)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           3,168,059       3,917,179      43,936     687,553    3,230,698
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $4,132,319     $ 1,533,669    $ 43,484   $ 782,772   $5,164,327
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,709,723      10,134,848      67,375     807,140    2,006,115
Contract purchase payments                                  290,599       1,387,419      17,781     105,548      283,540
Net transfers(1)                                            721,066      (7,979,135)    (21,287)   (180,589)    (243,032)
Transfers for policy loans                                  (11,959)        (22,450)     (3,633)      1,747      (18,561)
Policy charges                                             (199,367)       (374,870)     (5,259)    (37,540)     (89,732)
Contract terminations:
    Surrender benefits                                     (130,609)       (223,226)     (1,753)    (33,222)     (79,577)
    Death benefits                                               --              --          --          --           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,379,453       2,922,586      53,224     663,084    1,858,753
------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                      THDL VP        THIRD      VANK LIT        VANK UIF        VANK UIF
                                                     INTL OPP,        AVE       COMSTOCK,        GLOBAL       MID CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL 3          VAL         CL II     REAL EST, CL II       CL II
 OPERATIONS
Investment income (loss) -- net                     $    51,863   $  (31,012)  $   76,604      $   (8,692)      $  (1,125)
Net realized gain (loss) on sales of investments         20,533     (418,068)    (291,785)       (174,271)        (59,903)
Distributions from capital gains                             --      804,528           --              --              --
Net change in unrealized appreciation or
  depreciation of investments                         1,806,564      910,787      716,618         521,866         113,652
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,878,960    1,266,235      501,437         338,903          52,624
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              722,474      349,759      411,227         186,098          21,761
Net transfers(1)                                       (804,021)    (467,836)    (364,583)       (287,406)        (63,900)
Transfers for policy loans                              (77,908)     (20,175)     (17,259)         (7,379)         (1,037)
Policy charges                                         (516,597)    (153,984)     (93,058)        (46,392)         (7,225)
Contract terminations:
    Surrender benefits                                 (667,271)    (241,922)     (66,617)        (28,461)           (795)
    Death benefits                                       (2,646)          --           --              --              --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (1,345,969)    (534,158)    (130,290)       (183,540)        (51,196)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       7,979,690    3,126,371    1,980,020         934,486         134,640
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 8,512,681   $3,858,448   $2,351,167      $1,089,849       $ 136,068
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               13,515,412    2,481,223    3,406,284       1,949,626         235,395
Contract purchase payments                            1,177,573      246,631      697,808         373,215          31,989
Net transfers(1)                                     (1,285,311)    (322,739)    (633,895)       (539,572)       (101,719)
Transfers for policy loans                             (110,772)     (11,644)     (27,094)        (15,043)         (1,354)
Policy charges                                         (842,590)    (107,400)    (156,438)        (92,531)        (10,739)
Contract terminations:
    Surrender benefits                               (1,041,466)    (160,279)    (108,342)        (53,287)         (1,106)
    Death benefits                                       (5,755)          --           --              --              --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     11,407,091    2,125,792    3,178,323       1,622,408         152,466
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         WF ADV      WF ADV
                                                                WANGER       WANGER        VT          VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                             INTL          USA         OPP     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                              $   176,656   $  (51,280)  $ (1,064)   $  (3,973)
Net realized gain (loss) on sales of investments                (415,722)    (200,480)   (16,077)    (165,838)
Distributions from capital gains                                      --           --         --           --
Net change in unrealized appreciation or depreciation of
  investments                                                  2,693,638    2,320,730     63,192      324,026
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   2,454,572    2,068,970     46,051      154,215
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                       941,416      904,784     23,629       75,960
Net transfers(1)                                              (1,598,234)    (512,939)    32,115      (23,480)
Transfers for policy loans                                       (38,064)     (33,156)      (236)      (3,419)
Policy charges                                                  (290,887)    (309,738)    (5,500)     (20,215)
Contract terminations:
    Surrender benefits                                          (257,372)    (237,252)    (5,393)      (8,451)
    Death benefits                                                    --       (1,623)        --           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (1,243,141)    (189,924)    44,615       20,395
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                5,789,063    5,019,421     83,967      412,221
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 7,000,494   $6,898,467   $174,633    $ 586,831
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         4,995,220    4,307,695     85,054      370,847
Contract purchase payments                                       720,509      717,975     21,064       58,771
Net transfers(1)                                              (1,211,615)    (380,827)    24,106      (55,108)
Transfers for policy loans                                       (28,353)     (24,949)      (102)      (3,500)
Policy charges                                                  (220,738)    (242,986)    (4,789)     (15,385)
Contract terminations:
    Surrender benefits                                          (185,807)    (175,761)    (4,593)      (6,724)
    Death benefits                                                    --       (1,042)        --           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               4,069,216    4,200,105    120,740      348,901
-------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                       INVESCO VI   INVESCO VI    INVESCO VI   INVESCO VI   INVESCO VI
                                                        CAP APPR,    CAP DEV,      CORE EQ,     FIN SERV,    INTL GRO,
YEAR ENDED DEC. 31, 2008                                  SER I        SER I        SER I         SER I       SER II
 OPERATIONS
Investment income (loss) -- net                        $   (6,534)   $  (5,732)  $   176,439    $   5,194   $       77
Net realized gain (loss) on sales of investments          (28,981)         759       300,893       (2,875)      (4,094)
Distributions from capital gains                               --       71,309            --       17,066       29,791
Net change in unrealized appreciation or depreciation
  of investments                                         (354,705)    (441,467)   (5,728,419)    (107,214)    (633,311)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             (390,220)    (375,131)   (5,251,087)     (87,829)    (607,537)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 62,444       52,195     1,251,173       15,175      298,649
Net transfers(1)                                         (287,143)    (213,812)   (2,489,115)     198,622    1,670,109
Transfers for policy loans                                (14,785)      (5,758)      (87,263)        (606)      (6,045)
Policy charges                                            (27,904)     (21,672)     (747,639)      (4,411)     (43,264)
Contract terminations:
    Surrender benefits                                    (30,254)     (44,568)   (1,099,482)      (1,201)     (20,409)
    Death benefits                                             --           --        (2,248)      (1,961)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (297,642)    (233,615)   (3,174,574)     205,618    1,899,040
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,091,901      965,506    19,400,196       30,976      321,198
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  404,039    $ 356,760   $10,974,535    $ 148,765   $1,612,701
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,254,184      639,054     9,893,756       27,670      309,551
Contract purchase payments                                 91,864       44,700       730,197       24,432      382,349
Net transfers(1)                                         (424,285)    (176,356)   (1,433,706)     291,716    2,040,120
Transfers for policy loans                                (21,306)      (4,650)      (47,404)      (1,195)      (6,590)
Policy charges                                            (41,148)     (18,932)     (441,126)      (7,056)     (57,951)
Contract terminations:
    Surrender benefits                                    (45,070)     (33,925)     (616,304)      (1,520)     (29,795)
    Death benefits                                             --           --        (1,183)      (3,418)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          814,239      449,891     8,084,230      330,629    2,637,684
----------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       INVESCO VI     AB VPS        AB VPS        AB VPS        AC VP
                                                          TECH,     GRO & INC,    INTL VAL,    LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                      SER I        CL B          CL B          CL B          CL I
 OPERATIONS
Investment income (loss) -- net                         $   (701)   $   11,153   $    (2,521)    $   (484)   $       476
Net realized gain (loss) on sales of investments          (3,966)      (90,071)      (15,835)      (2,893)       176,231
Distributions from capital gains                              --       231,263       222,917           --        214,933
Net change in unrealized appreciation or depreciation
  of investments                                         (40,310)     (796,757)   (2,937,994)     (22,099)    (1,407,253)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             (44,977)     (644,412)   (2,733,433)     (25,476)    (1,015,613)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 7,740       261,252     1,065,518       19,084        115,219
Net transfers(1)                                          10,984      (189,219)    1,794,669       46,180       (823,529)
Transfers for policy loans                                  (827)      (26,065)      (30,696)         232         (6,213)
Policy charges                                            (2,469)      (53,598)     (174,213)      (2,756)       (53,515)
Contract terminations:
    Surrender benefits                                    (1,613)      (38,424)      (93,564)        (357)      (129,875)
    Death benefits                                            --            --            --           --         (6,390)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            13,815       (46,054)    2,561,714       62,383       (904,303)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           85,722     1,641,834     3,576,014       26,914      2,929,802
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 54,560    $  951,368   $ 3,404,295     $ 63,821    $ 1,009,886
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    59,398     1,066,150     1,530,848       25,290      2,303,521
Contract purchase payments                                 6,886       210,424       637,795       21,872        115,806
Net transfers(1)                                           6,899      (127,936)    1,158,170       56,749       (781,303)
Transfers for policy loans                                  (871)      (19,242)      (15,311)         364         (6,332)
Policy charges                                            (2,271)      (45,976)     (106,764)      (3,319)       (54,086)
Contract terminations:
    Surrender benefits                                    (1,301)      (32,327)      (57,077)        (401)      (119,723)
    Death benefits                                            --            --            --           --         (5,750)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          68,740     1,051,093     3,147,661      100,555      1,452,133
------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                            AC VP        CALVERT       COL          CS          CS
                                                             VAL,          VS       HI YIELD,   COMMODITY    U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)                         CL I      SOCIAL BAL    VS CL B      RETURN      FLEX I
 OPERATIONS
Investment income (loss) -- net                          $    93,362    $   8,328    $ 15,799   $   2,431   $  (2,669)
Net realized gain (loss) on sales of investments            (519,331)     (14,718)     (4,906)    (32,880)        644
Distributions from capital gains                             752,151        7,470          --      33,405          --
Net change in unrealized appreciation or depreciation
  of investments                                          (1,975,159)    (198,003)    (59,903)   (278,942)   (126,462)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (1,648,977)    (196,923)    (49,010)   (275,986)   (128,487)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   455,544       63,955      34,512      45,532      35,874
Net transfers(1)                                          (2,120,160)     (75,824)     91,863     635,998     (57,954)
Transfers for policy loans                                   (49,334)      (6,808)       (734)     (3,888)        (26)
Policy charges                                              (194,946)     (25,162)     (8,094)    (20,883)    (11,435)
Contract terminations:
    Surrender benefits                                      (370,573)     (18,718)     (3,979)    (10,276)    (28,076)
    Death benefits                                               (39)          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (2,279,508)     (62,557)    113,568     646,483     (61,617)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            7,680,620      659,683     111,742      17,582     421,907
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 3,752,135    $ 400,203    $176,300   $ 388,079   $ 231,803
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     4,434,314      605,858     103,515      15,654     640,728
Contract purchase payments                                   301,437       67,143      34,643      45,059      63,727
Net transfers(1)                                          (1,348,805)     (81,943)     94,206     498,766     (95,112)
Transfers for policy loans                                   (35,355)      (5,235)       (720)     (2,980)        (14)
Policy charges                                              (130,231)     (26,790)     (8,299)    (20,226)    (20,754)
Contract terminations:
    Surrender benefits                                      (236,096)     (18,999)     (4,323)    (10,154)    (45,454)
    Death benefits                                               (31)          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,985,233      540,034     219,022     526,119     543,121
---------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        EV VT           EG VA        FID VIP       FID VIP       FID VIP
                                                    FLOATING-RATE    FUNDAMENTAL   CONTRAFUND,    GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     INC        LG CAP, CL 2    SERV CL 2      SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                       $   42,312      $  1,401     $    13,582   $     8,489   $   (61,520)
Net realized gain (loss) on sales of investments         (18,809)      (13,549)       (122,775)      (64,231)       75,002
Distributions from capital gains                              --            --          57,156       783,820     1,965,591
Net change in unrealized appreciation or
  depreciation of investments                           (362,067)      (87,603)     (1,999,684)   (4,109,903)   (7,283,132)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (338,564)      (99,751)     (2,051,721)   (3,381,825)   (5,304,059)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               208,559        63,283         931,517       639,133       896,998
Net transfers(1)                                       1,010,571        59,027       4,232,686    (1,398,257)   (1,771,769)
Transfers for policy loans                                (4,857)       (1,404)         15,934       (20,619)      (66,235)
Policy charges                                           (37,218)      (12,416)       (148,505)     (247,833)     (407,570)
Contract terminations:
    Surrender benefits                                   (22,290)      (22,539)        (64,724)     (547,816)     (713,834)
    Death benefits                                            --            --              --            --        (3,094)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,154,765        85,951       4,966,908    (1,575,392)   (2,065,504)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          235,775       240,793       1,208,564     9,141,760    14,834,006
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,051,976      $226,993     $ 4,123,751   $ 4,184,543   $ 7,464,443
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   240,217       155,472       1,117,417     7,297,140     6,598,420
Contract purchase payments                               232,747        49,168       1,107,462       635,120       487,705
Net transfers(1)                                       1,085,153        44,649       4,735,025    (1,352,751)     (906,486)
Transfers for policy loans                                (5,194)       (1,062)         26,018       (26,221)      (37,023)
Policy charges                                           (42,500)       (9,733)       (185,743)     (249,427)     (225,845)
Contract terminations:
    Surrender benefits                                   (26,179)      (17,767)        (88,625)     (515,052)     (376,551)
    Death benefits                                            --            --              --            --        (1,573)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,484,244       220,727       6,711,554     5,788,809     5,538,647
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                    FID VIP     FTVIPT FRANK   FTVIPT FRANK       FTVIPT         GS VIT
                                                   OVERSEAS,     GLOBAL REAL      SM CAP      MUTUAL SHARES     MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SERV CL       EST, CL 2      VAL, CL 2      SEC, CL 2      VAL, INST
 OPERATIONS
Investment income (loss) -- net                   $    41,565    $     4,135    $     4,966     $   27,562    $    10,281
Net realized gain (loss) on sales of investments       (5,347)      (419,257)        (7,866)       (32,540)      (333,741)
Distributions from capital gains                      408,269        960,489        186,877         55,293         15,699
Net change in unrealized appreciation or
  depreciation of investments                      (2,099,950)    (2,285,814)    (1,033,565)      (633,728)    (3,292,284)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (1,655,463)    (1,740,447)      (849,588)      (583,413)    (3,600,045)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            273,938        557,125        346,554        316,472      1,202,182
Net transfers(1)                                     (795,403)    (1,118,218)    (1,054,154)      (107,477)    (1,732,979)
Transfers for policy loans                            (54,055)       (13,382)       (29,198)       (19,018)       (70,768)
Policy charges                                        (95,060)      (146,153)       (98,391)       (54,612)      (309,379)
Contract terminations:
    Surrender benefits                               (191,732)      (158,345)      (161,595)       (11,358)      (502,706)
    Death benefits                                         --             --             --             --         (2,848)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (862,312)      (878,973)      (996,784)       124,007     (1,416,498)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     4,355,073      4,756,120      3,448,580      1,478,815     10,889,350
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 1,837,298    $ 2,136,700    $ 1,602,208     $1,019,409    $ 5,872,807
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,869,475      2,195,214      1,621,694        900,701      4,623,406
Contract purchase payments                            233,368        322,661        188,162        232,093        605,089
Net transfers(1)                                     (648,778)      (611,581)      (526,489)       (71,870)      (794,045)
Transfers for policy loans                            (42,091)        (7,744)       (14,085)       (13,753)       (32,447)
Policy charges                                        (81,271)       (84,444)       (53,305)       (41,016)      (157,364)
Contract terminations:
    Surrender benefits                               (154,562)       (86,725)       (80,975)        (9,964)      (246,259)
    Death benefits                                         --             --             --             --         (1,363)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,176,141      1,727,381      1,135,002        996,191      3,997,017
-------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    GS VIT          GS VIT      JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                STRUCTD SM CAP   STRUCTD U.S.   ENTERPRISE,      GLOBAL        JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               EQ, INST        EQ, INST         SERV       TECH, SERV       SERV
 OPERATIONS
Investment income (loss) -- net                    $  (1,488)     $    15,211    $  (4,988)    $   (6,674)  $    (4,737)
Net realized gain (loss) on sales of
  investments                                        (73,558)        (140,399)      28,014         (5,171)      (14,207)
Distributions from capital gains                         889           23,378       34,749             --            --
Net change in unrealized appreciation or
  depreciation of investments                       (139,684)      (1,171,431)    (375,661)      (439,825)   (1,505,030)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (213,841)      (1,273,241)    (317,886)      (451,670)   (1,523,974)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            57,640          407,417       52,305        118,970       719,687
Net transfers(1)                                    (157,902)      (1,282,805)      13,406        (79,537)    3,682,196
Transfers for policy loans                           (12,678)          (2,748)      (5,369)       (22,195)      (11,054)
Policy charges                                       (17,575)        (116,064)     (21,463)       (49,126)     (107,085)
Contract terminations:
    Surrender benefits                               (16,838)        (129,076)     (35,245)       (22,886)      (50,098)
    Death benefits                                        --               --       (2,099)        (2,301)       (2,286)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (147,353)      (1,123,276)       1,535        (57,075)    4,231,360
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      748,328        4,283,938      707,171      1,044,617       799,262
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 387,134      $ 1,887,421    $ 390,820     $  535,872   $ 3,506,648
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               536,547        3,963,698      810,504      1,645,732       769,172
Contract purchase payments                            49,337          455,848       76,049        238,445       889,429
Net transfers(1)                                    (120,653)      (1,347,170)       4,215       (168,329)    4,226,248
Transfers for policy loans                           (11,106)          (2,725)      (6,295)       (44,044)      (11,997)
Policy charges                                       (15,218)        (131,539)     (30,676)      (101,565)     (138,003)
Contract terminations:
    Surrender benefits                               (14,403)        (140,953)     (44,764)       (43,775)      (69,466)
    Death benefits                                        --               --       (3,970)        (5,944)       (3,516)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     424,504        2,797,159      805,063      1,520,520     5,661,867
-----------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                                     JANUS ASPEN         MFS            MFS          MFS         OPPEN
                                                      OVERSEAS,    INV GRO STOCK,    NEW DIS,    UTILITIES,   GLOBAL SEC
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     SERV          SERV CL        SERV CL      SERV CL     VA, SERV
 OPERATIONS
Investment income (loss) -- net                      $    12,368     $  (10,050)    $   (9,226)   $   2,989    $    281
Net realized gain (loss) on sales of investments         233,067          4,320        (35,090)     (24,394)     (2,526)
Distributions from capital gains                         996,674         82,244        218,609      129,525       8,856
Net change in unrealized appreciation or
  depreciation of investments                         (5,335,697)      (801,851)      (646,271)    (516,855)    (90,014)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (4,093,588)      (725,337)      (471,978)    (408,735)    (83,403)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               624,156        188,303        128,026      147,718      26,795
Net transfers(1)                                        (760,593)      (309,894)      (252,668)     218,600     105,027
Transfers for policy loans                                (9,492)        (9,900)        (6,690)      (6,421)     (1,945)
Policy charges                                          (200,210)       (63,336)       (46,838)     (44,010)     (4,933)
Contract terminations:
    Surrender benefits                                  (420,423)       (76,747)       (65,324)     (24,328)     (1,297)
    Death benefits                                            --         (2,380)            --       (2,063)         --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (766,562)      (273,954)      (243,494)     289,496     123,647
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        8,404,440      2,132,020      1,383,731      796,302     113,121
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 3,544,290     $1,132,729     $  668,259    $ 677,063    $153,365
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 4,242,164      2,642,496      1,357,512      285,690     100,931
Contract purchase payments                               412,785        283,610        158,009       65,889      31,370
Net transfers(1)                                        (482,327)      (443,367)      (283,569)      75,673     108,151
Transfers for policy loans                                (3,080)       (17,092)        (7,021)      (2,453)     (1,872)
Policy charges                                          (136,164)       (96,420)       (57,123)     (19,678)     (5,661)
Contract terminations:
    Surrender benefits                                  (254,380)      (116,767)       (74,006)      (9,636)     (1,512)
    Death benefits                                            --         (4,488)            --       (1,256)         --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,778,998      2,247,972      1,093,802      394,229     231,407
------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  OPPEN             OPPEN             PIMCO             PUT VT          PUT VT
                                             MAIN ST SM CAP   GLOBAL STRATEGIC   VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            VA, SERV        INC VA, SERV       ADVISOR CL           CL IB            CL IB
 OPERATIONS
Investment income (loss) -- net                 $   (782)        $    93,062       $  196,359          $ (1,048)      $   86,549
Net realized gain (loss) on sales of
  investments                                     (8,965)            (72,697)         (60,613)           (1,306)         (59,486)
Distributions from capital gains                   6,836              31,714           12,756               974               --
Net change in unrealized appreciation or
  depreciation of investments                    (56,312)         (1,049,996)        (855,208)          (20,674)        (285,382)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (59,223)           (997,917)        (706,706)          (22,054)        (258,319)
--------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        41,627             849,333          658,812            29,037           65,042
Net transfers(1)                                  25,150           4,595,933        3,419,040            85,771         (285,779)
Transfers for policy loans                         3,278             (21,899)         (15,519)             (910)             176
Policy charges                                    (6,458)           (194,698)        (113,853)           (7,020)         (30,241)
Contract terminations:
    Surrender benefits                               (70)           (101,029)         (70,237)           (3,816)         (31,763)
    Death benefits                                    --                  --           (2,789)               --               --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    63,527           5,127,640        3,875,454           103,062         (282,565)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  131,237           1,325,308          680,758            87,871        1,185,825
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $135,541         $ 5,455,031       $3,849,506          $168,879       $  644,941
--------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           134,189           1,170,695          646,966            67,920          764,394
Contract purchase payments                        52,370             782,221          671,837            24,838           45,459
Net transfers(1)                                  44,131           4,032,059        3,286,592            75,924         (199,201)
Transfers for policy loans                         3,256             (19,878)         (15,163)             (827)             540
Policy charges                                    (8,311)           (182,653)        (118,888)           (5,997)         (21,445)
Contract terminations:
    Surrender benefits                               (80)            (96,625)         (77,930)           (3,018)         (22,340)
    Death benefits                                    --                  --           (3,236)               --               --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 225,555           5,685,819        4,390,178           158,840          567,407
--------------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PUT VT       PUT VT       PUT VT       ROYCE          DISC
                                                         INTL EQ,     NEW OPP,      VISTA,     MICRO-CAP,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)                    CL IB        CL IA        CL IB      INVEST CL       AGGR(2)
 OPERATIONS
Investment income (loss) -- net                         $   2,269   $   (55,056)  $  (3,242)  $    68,363     $   (707)
Net realized gain (loss) on sales of investments          (21,807)     (604,637)      4,465        71,039         (329)
Distributions from capital gains                           29,401            --          --       472,165           --
Net change in unrealized appreciation or depreciation
  of investments                                         (103,630)   (3,700,533)   (205,683)   (3,079,200)     (41,829)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (93,767)   (4,360,226)   (204,460)   (2,467,633)     (42,865)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 28,605       957,252      42,438       408,774       41,343
Net transfers(1)                                          (67,496)   (1,532,701)    (54,784)   (1,518,036)     153,424
Transfers for policy loans                                   (647)      (41,942)       (563)      (17,161)          --
Policy charges                                             (5,784)     (483,561)    (15,729)     (196,313)      (1,518)
Contract terminations:
    Surrender benefits                                       (685)     (682,970)    (17,622)     (396,569)         (65)
    Death benefits                                             --          (167)         --        (3,937)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (46,007)   (1,784,089)    (46,260)   (1,723,242)     193,184
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           236,902    12,419,888     475,752     7,002,347           --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  97,128   $ 6,275,573   $ 225,032   $ 2,811,472     $150,319
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    117,229     8,021,951     618,168     2,726,091           --
Contract purchase payments                                 17,704       759,952      70,088       195,263       42,030
Net transfers(1)                                          (43,569)   (1,177,715)    (88,598)     (685,708)     172,061
Transfers for policy loans                                   (560)      (31,489)       (635)       (7,967)          --
Policy charges                                             (3,693)     (387,915)    (26,557)      (94,932)      (1,924)
Contract terminations:
    Surrender benefits                                       (580)     (521,335)    (30,671)     (184,049)          --
    Death benefits                                             --          (125)         --        (1,714)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           86,531     6,663,324     541,795     1,946,984      212,167
------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

 (2)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      DISC           DISC           DISC            DISC          VP DAVIS
                                                  ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    ASSET ALLOC,    NY VENTURE,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)             CONSERV(2)       MOD(2)       MOD AGGR(2)   MOD CONSERV(2)       CL 3
 OPERATIONS
Investment income (loss) -- net                      $   (61)      $ (1,326)      $   (343)        $   (72)     $   (17,001)
Net realized gain (loss) on sales of investments         (79)        (5,881)        (1,132)         (2,875)          (9,399)
Distributions from capital gains                          --             --             --              --            6,821
Net change in unrealized appreciation or
  depreciation of investments                         (1,941)       (68,456)       (17,279)            100       (1,034,848)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (2,081)       (75,663)       (18,754)         (2,847)      (1,054,427)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                75          3,870         13,503              75          504,167
Net transfers(1)                                      14,219        378,299         82,767          28,504        2,553,554
Transfers for policy loans                                --             --             --              --           (8,202)
Policy charges                                          (656)        (6,602)        (2,020)           (735)         (73,545)
Contract terminations:
    Surrender benefits                                   (75)           (75)           (75)            (68)         (36,430)
    Death benefits                                        --             --             --              --               --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        13,563        375,492         94,175          27,776        2,939,544
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --             --             --              --          550,241
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $11,482       $299,829       $ 75,421         $24,929      $ 2,435,358
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --             --             --              --          567,153
Contract purchase payments                                --          4,378         17,169              --          649,486
Net transfers(1)                                      14,400        398,821         87,923          32,249        3,067,677
Transfers for policy loans                                --             --             --              --           (9,632)
Policy charges                                          (730)        (8,001)        (2,439)           (865)         (98,818)
Contract terminations:
    Surrender benefits                                    --             --             --              --          (52,831)
    Death benefits                                        --             --             --              --               --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      13,670        395,198        102,653          31,384        4,123,035
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

 (2)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                                        VP GS        VP PTNRS       RVS VP       RVS VP        RVS VP
                                                    MID CAP VAL,   SM CAP VAL,       BAL,      CASH MGMT,    DIV BOND,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL 3           CL 3          CL 3         CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                       $   (226)    $   (20,386)  $  (131,484)  $  112,535   $   (89,978)
Net realized gain (loss) on sales of investments          (931)        (21,542)     (709,598)        (484)     (145,272)
Distributions from capital gains                            63          49,978     1,552,963           --            --
Net change in unrealized appreciation or
  depreciation of investments                          (17,472)     (1,008,481)   (7,747,910)      (2,342)   (1,196,838)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (18,566)     (1,000,431)   (7,036,029)     109,709    (1,432,088)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               9,069         619,158     1,914,583    1,555,302     2,468,001
Net transfers(1)                                        75,457       2,192,592    (3,854,299)     802,784     2,881,110
Transfers for policy loans                              (1,293)        (17,435)      (67,914)    (108,584)      (86,713)
Policy charges                                          (1,692)        (96,846)   (1,551,471)    (739,897)     (955,454)
Contract terminations:
    Surrender benefits                                      --         (40,920)   (1,484,584)    (533,080)     (724,143)
    Death benefits                                          --              --       (11,852)          --          (329)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          81,541       2,656,549    (5,055,537)     976,525     3,582,472
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          8,225       1,190,623    26,559,045    7,937,724    15,679,403
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 71,200     $ 2,846,741   $14,467,479   $9,023,958   $17,829,787
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   7,427         722,860    24,520,052    7,117,109    11,883,150
Contract purchase payments                              12,439         441,189     2,049,020    1,390,196     1,929,312
Net transfers(1)                                        86,602       1,500,287    (4,028,041)     703,181     2,126,629
Transfers for policy loans                              (1,780)        (12,350)      (63,637)     (96,089)      (67,805)
Policy charges                                          (2,227)        (70,946)   (1,681,150)    (657,688)     (750,537)
Contract terminations:
    Surrender benefits                                      --         (32,234)   (1,549,893)    (473,556)     (566,384)
    Death benefits                                          --              --       (16,048)          --          (256)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       102,461       2,548,806    19,230,303    7,983,153    14,554,109
-----------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       RVS VP         RVS VP        RVS VP          RVS VP           RVS VP
                                                       DIV EQ           DYN         GLOBAL     GLOBAL INFLATION     HI YIELD
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  INC, CL 3      EQ, CL 3     BOND, CL 3    PROT SEC, CL 3     BOND, CL 3
 OPERATIONS
Investment income (loss) -- net                     $   (174,935)  $   (194,287)  $  322,423      $   34,154      $   (22,441)
Net realized gain (loss) on sales of investments        (146,293)      (386,763)     (29,225)        (25,925)        (129,765)
Distributions from capital gains                       1,978,576      3,278,950        2,369              --               --
Net change in unrealized appreciation or
  depreciation of investments                        (12,453,955)   (17,715,929)    (424,306)        (90,322)        (815,542)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (10,796,607)   (15,018,029)    (128,739)        (82,093)        (967,748)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             3,006,890      3,089,013      741,357         462,203          486,352
Net transfers(1)                                         388,451     (5,281,738)   1,575,041       1,992,701       (1,702,844)
Transfers for policy loans                               (87,846)      (171,256)      (9,730)        (11,781)         (26,232)
Policy charges                                          (854,961)    (2,014,856)    (201,719)        (86,111)        (160,233)
Contract terminations:
    Surrender benefits                                  (825,217)    (1,857,393)    (235,782)        (45,336)        (201,433)
    Death benefits                                       (23,077)        (3,778)          --              --           (1,396)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,604,240     (6,240,008)   1,869,167       2,311,676       (1,605,786)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       25,470,873     39,816,416    3,655,324         467,360        5,108,042
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 16,278,506   $ 18,558,379   $5,395,752      $2,696,943      $ 2,534,508
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                13,178,887     44,581,198    2,335,046         424,074        3,543,623
Contract purchase payments                             1,962,041      4,351,178      476,162         415,620          365,942
Net transfers(1)                                         288,285     (7,097,377)     969,882       1,755,728       (1,244,780)
Transfers for policy loans                               (60,213)      (203,738)      (6,047)        (10,436)         (22,325)
Policy charges                                          (564,787)    (2,867,016)    (130,545)        (78,646)        (121,386)
Contract terminations:
    Surrender benefits                                  (514,384)    (2,507,272)    (151,366)        (40,378)        (149,004)
    Death benefits                                       (14,045)        (4,681)          --              --             (963)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      14,275,784     36,252,292    3,493,132       2,465,962        2,371,107
-----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                          RVS VP       RVS VP      RVS VP       RVS VP         RVS VP
                                                            INC       MID CAP     MID CAP      S&P 500,         SHORT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     OPP, CL 3   GRO, CL 3   VAL, CL 3       CL 3      DURATION, CL 3
 OPERATIONS
Investment income (loss) -- net                         $  (12,088)  $  (3,841)  $  (2,190)  $   (47,021)    $  (26,457)
Net realized gain (loss) on sales of investments           (37,462)    (17,848)    (27,898)      (23,457)        (9,596)
Distributions from capital gains                                --       3,047      45,754       256,307             --
Net change in unrealized appreciation or depreciation
  of investments                                          (342,604)   (230,836)   (161,081)   (2,651,431)       (84,773)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (392,154)   (249,478)   (145,415)   (2,465,602)      (120,826)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 376,616      76,575      55,320       708,364        352,228
Net transfers(1)                                         1,559,337     (26,268)     80,947    (1,635,520)      (478,546)
Transfers for policy loans                                  (8,165)       (606)       (262)      (31,955)         2,453
Policy charges                                             (61,917)    (20,502)    (11,037)     (229,208)      (202,480)
Contract terminations:
    Surrender benefits                                     (41,652)    (35,966)     (8,438)     (542,947)      (199,437)
    Death benefits                                              --          --          --            --         (4,760)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           1,824,219      (6,767)    116,530    (1,731,266)      (530,542)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            404,885     563,136     226,240     7,783,167      3,819,427
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $1,836,950   $ 306,891   $ 197,355   $ 3,586,299     $3,168,059
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     379,185     386,070     200,692     7,112,384      3,152,171
Contract purchase payments                                 380,689      67,514      64,534       793,430        293,461
Net transfers(1)                                         1,493,612     (20,797)     80,345    (1,780,280)      (399,063)
Transfers for policy loans                                  (7,965)       (694)         46       (32,862)         2,016
Policy charges                                             (63,809)    (18,392)    (12,654)     (257,500)      (169,503)
Contract terminations:
    Surrender benefits                                     (43,629)    (28,778)    (11,148)     (578,013)      (165,467)
    Death benefits                                              --          --          --            --         (3,892)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         2,138,083     384,923     321,815     5,257,159      2,709,723
-------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SEL VP       SEL VP      SEL VP       THDL VP       THDL VP
                                                            GRO,        LG CAP      SM CAP         EMER          INTL
YEAR ENDED DEC. 31, 2008 (CONTINUED)                        CL 3      VAL, CL 3    VAL, CL 3    MKTS, CL 3    OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                         $   (30,339)   $  (155)   $   (9,057)  $    (7,538)  $   177,475
Net realized gain (loss) on sales of investments            (55,364)    (1,373)     (124,156)       (8,807)      756,347
Distributions from capital gains                                 --        291       127,257       682,623            --
Net change in unrealized appreciation or depreciation
  of investments                                         (2,486,337)    (5,529)     (471,582)   (3,421,824)   (7,055,399)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             (2,572,040)    (6,766)     (477,538)   (2,755,546)   (6,121,577)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  904,612      9,546       162,235       602,511       904,845
Net transfers(1)                                          1,760,505     30,281      (303,849)    1,526,667    (2,125,010)
Transfers for policy loans                                  (12,259)        --        (4,982)      (15,805)      (33,355)
Policy charges                                             (188,904)    (2,445)      (39,371)     (145,576)     (592,233)
Contract terminations:
    Surrender benefits                                     (165,174)    (1,009)      (31,370)      (77,605)     (895,777)
    Death benefits                                              (69)        --            --        (1,672)       (2,767)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            2,298,711     36,373      (217,337)    1,888,520    (2,744,297)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           4,190,508     14,329     1,382,428     4,097,724    16,845,564
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 3,917,179    $43,936    $  687,553   $ 3,230,698   $ 7,979,690
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    5,979,585     13,184       987,559     1,167,478    16,842,337
Contract purchase payments                                1,685,568     11,152       141,333       246,087     1,146,046
Net transfers(1)                                          3,153,170     47,049      (252,987)      689,432    (2,607,640)
Transfers for policy loans                                  (25,678)        --        (4,735)       (6,177)      (35,256)
Policy charges                                             (357,822)    (2,916)      (35,218)      (59,997)     (753,111)
Contract terminations:
    Surrender benefits                                     (299,813)    (1,094)      (28,812)      (29,673)   (1,073,911)
    Death benefits                                             (162)        --            --        (1,035)       (3,053)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         10,134,848     67,375       807,140     2,006,115    13,515,412
------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                      THIRD       VANK LIT        VANK UIF         VANK UIF
                                                       AVE        COMSTOCK,   GLOBAL REAL EST,   MID CAP GRO,      WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   VAL          CL II           CL II            CL II          INTL
 OPERATIONS
Investment income (loss) -- net                    $    (6,431)  $    6,919      $   13,936        $    (109)   $     3,442
Net realized gain (loss) on sales of investments       (99,662)     (13,512)         (6,786)         (32,712)        31,201
Distributions from capital gains                       865,055       51,848          46,392           55,063      1,116,919
Net change in unrealized appreciation or
  depreciation of investments                       (3,674,669)    (823,075)       (512,850)        (129,935)    (5,666,230)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (2,915,707)    (777,820)       (459,308)        (107,693)    (4,514,668)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             484,140      409,632         180,348           73,392      1,150,805
Net transfers(1)                                    (2,323,223)   1,995,532       1,118,762           91,694        203,975
Transfers for policy loans                             (37,321)      (7,928)           (373)            (282)       (47,595)
Policy charges                                        (180,972)     (60,328)        (28,164)          (9,729)      (299,629)
Contract terminations:
    Surrender benefits                                (380,711)     (37,596)        (12,917)            (156)      (242,027)
    Death benefits                                      (5,791)          --              --               --         (1,946)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,443,878)   2,299,312       1,257,656          154,919        763,583
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      8,485,956      458,528         136,138           87,414      9,540,148
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 3,126,371   $1,980,020      $  934,486        $ 134,640    $ 5,789,063
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               3,760,308      501,882         156,677           80,483      4,437,788
Contract purchase payments                             271,243      556,341         284,598           83,121        706,097
Net transfers(1)                                    (1,221,111)   2,499,965       1,577,205           84,794        209,946
Transfers for policy loans                             (18,243)     (10,075)           (535)            (669)       (25,587)
Policy charges                                        (101,998)     (85,196)        (45,672)         (12,070)      (185,938)
Contract terminations:
    Surrender benefits                                (206,080)     (56,633)        (22,647)            (264)      (145,410)
    Death benefits                                      (2,896)          --              --               --         (1,676)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,481,223    3,406,284       1,949,626          235,395      4,995,220
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    WF ADV      WF ADV
                                                                        WANGER        VT          VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                     USA          OPP     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                                      $   (65,786)  $  1,406    $  (5,203)
Net realized gain (loss) on sales of investments                          (4,591)   (15,562)     (51,969)
Distributions from capital gains                                         923,474     28,799      162,532
Net change in unrealized appreciation or depreciation of
  investments                                                         (4,259,860)   (72,903)    (404,705)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       (3,406,763)   (58,260)    (299,345)
--------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                             1,067,461     28,906      135,318
Net transfers(1)                                                      (1,240,152)    (3,649)     (93,262)
Transfers for policy loans                                               (54,495)      (361)      (2,597)
Policy charges                                                          (328,039)    (6,163)     (20,977)
Contract terminations:
    Surrender benefits                                                  (299,582)    (5,592)      (5,433)
    Death benefits                                                        (3,254)        --           --
--------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (858,061)    13,141       13,049
--------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        9,284,245    129,086      698,517
--------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $ 5,019,421   $ 83,967    $ 412,221
--------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                 4,762,574     77,627      364,805
Contract purchase payments                                               671,624     21,453       86,352
Net transfers(1)                                                        (702,797)    (5,371)     (60,138)
Transfers for policy loans                                               (32,650)      (207)      (1,548)
Policy charges                                                          (207,806)    (4,547)     (14,098)
Contract terminations:
    Surrender benefits                                                  (181,520)    (3,901)      (4,526)
    Death benefits                                                        (1,730)        --           --
--------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       4,307,695     85,054      370,847
--------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for RiverSource(R) Variable Universal Life Insurance III policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource(R) Variable Universal Life Insurance III and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.


DIVISION                        FUND
----------------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I      Invesco V.I. Capital Appreciation Fund, Series I Shares
                                  (previously AIM V.I. Capital Appreciation Fund, Series I Shares)
Invesco VI Cap Dev, Ser I       Invesco V.I. Capital Development Fund, Series I Shares
                                  (previously AIM V.I. Capital Development Fund, Series I Shares)
Invesco VI Core Eq, Ser I       Invesco V.I. Core Equity Fund, Series I Shares
                                  (previously AIM V.I. Core Equity Fund, Series I Shares)
Invesco VI Fin Serv, Ser I      Invesco V.I. Financial Services Fund, Series I Shares
                                  (previously AIM V.I. Financial Services Fund, Series I Shares)
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares(1)
                                  (previously AIM V.I. International Growth Fund, Series II Shares)
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
                                  (previously AIM V.I. Technology Fund, Series I Shares)
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)(2)
AB VPS Lg Cap Gro, Cl B         AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                American Century VP International, Class I
AC VP Val, Cl I                 American Century VP Value, Class I
Calvert VS Social Bal           Calvert Variable Series, Inc. VP SRI Social Balanced Portfolio
Col Hi Yield, VS Cl B           Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I               Credit Suisse Trust - U.S. Equity Flex I Portfolio(3)
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2  Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2             Evergreen VA International Equity Fund - Class 2(4)
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl      Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl        Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl       Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst  Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional
                                  Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Enterprise, Serv    Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv   Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA,  Oppenheimer Global Strategic Income Fund/VA, Service Shares
Serv                              (previously Oppenheimer Strategic Bond Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor
Cl                              PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

DIVISION                        FUND
----------------------------------------------------------------------------------------------------
Put VT New Opp, Cl IA           Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB             Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl      Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr          RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv       RVST Disciplined Asset Allocation Portfolios - Conservative
Disc Asset Alloc, Mod           RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr      RVST Disciplined Asset Allocation Portfolios - Moderately Aggressive
Disc Asset Alloc, Mod Conserv   RVST Disciplined Asset Allocation Portfolios - Moderately
                                  Conservative
VP Davis NY Venture, Cl 3       RVST Variable Portfolio - Davis New York Venture Fund (Class 3)
                                  (previously RVST RiverSource Partners Variable
                                  Portfolio - Fundamental Value Fund)
VP GS Mid Cap Val, Cl 3         RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
                                  (previously RVST RiverSource Partners Variable Portfolio - Select
                                  Value Fund)
VP Ptnrs Sm Cap Val, Cl 3       RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3)
                                  (previously RVST RiverSource Partners Variable Portfolio - Small
                                  Cap Value Fund)
RVS VP Bal, Cl 3                RVST RiverSource Variable Portfolio - Balanced Fund (Class 3)
RVS VP Cash Mgmt, Cl 3          RVST RiverSource Variable Portfolio - Cash Management Fund (Class 3)
RVS VP Div Bond, Cl 3           RVST RiverSource Variable Portfolio - Diversified Bond Fund (Class
                                  3)
RVS VP Div Eq Inc, Cl 3         RVST RiverSource Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)(5)
RVS VP Dyn Eq, Cl 3             RVST RiverSource Variable Portfolio - Dynamic Equity Fund (Class 3)
RVS VP Global Bond, Cl 3        RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3)
RVS VP Global Inflation Prot    RVST RiverSource Variable Portfolio - Global Inflation Protected
Sec, Cl 3                         Securities Fund (Class 3)
RVS VP Hi Yield Bond, Cl 3      RVST RiverSource Variable Portfolio - High Yield Bond Fund (Class 3)
RVS VP Inc Opp, Cl 3            RVST RiverSource Variable Portfolio - Income Opportunities Fund
                                  (Class 3)
RVS VP Mid Cap Gro, Cl 3        RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3)
RVS VP Mid Cap Val, Cl 3        RVST RiverSource Variable Portfolio - Mid Cap Value Fund (Class 3)
RVS VP S&P 500, Cl 3            RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3)
RVS VP Short Duration, Cl 3     RVST RiverSource Variable Portfolio - Short Duration U.S. Government
                                  Fund (Class 3)
Sel VP Gro, Cl 3                RVST Seligman Variable Portfolio - Growth Fund (Class 3)
Sel VP Lg Cap Val, Cl 3         RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3)
Sel VP Sm Cap Val, Cl 3         RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3)
THDL VP Emer Mkts, Cl 3         RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class
                                  3)
THDL VP Intl Opp, Cl 3          RVST Threadneedle Variable Portfolio - International Opportunity
                                  Fund (Class 3)
Third Ave Val                   Third Avenue Value Portfolio
VanK LIT Comstock, Cl II        Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl
II                              Van Kampen's UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II     Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Opp                   Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro            Wells Fargo Advantage VT Small Cap Growth Fund
----------------------------------------------------------------------------------------------------



 (1)Effective Feb. 13, 2009, Putman VT International New Opportunities
    Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.
 (2)Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio
    - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
 (3)Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.
 (4)Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.
 (5)Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
    Portfolio - Diversified Equity Income Fund (Class 3).

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the RiverSource(R) Variable Universal Life Insurance III policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  49

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

    Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

    Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

    Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.45% or 0.90% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services

--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life of NY. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life of NY, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

On Sept. 29, 2009, Ameriprise Financial entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010. Certain divisions invest in Funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:

DIVISION                                                                           PURCHASES
--------------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I                                                        $   51,781
Invesco VI Cap Dev, Ser I                                                             35,516
Invesco VI Core Eq, Ser I                                                            534,630
Invesco VI Fin Serv, Ser I                                                           290,916
Invesco VI Intl Gro, Ser II                                                        3,140,842
Invesco VI Tech, Ser I                                                               145,173
AB VPS Gro & Inc, Cl B                                                               199,650
AB VPS Intl Val, Cl B                                                              1,958,672
AB VPS Lg Cap Gro, Cl B                                                              110,941
AC VP Intl, Cl I                                                                      96,684
AC VP Val, Cl I                                                                      410,876
Calvert VS Social Bal                                                                 50,564
Col Hi Yield, VS Cl B                                                                257,709
CS Commodity Return                                                                  396,798
CS U.S. Eq Flex I                                                                    261,292
EV VT Floating-Rate Inc                                                            1,340,000
EG VA Fundamental Lg Cap, Cl 2                                                       284,213
EG VA Intl Eq, Cl 2                                                                1,445,100
Fid VIP Contrafund, Serv Cl 2                                                      1,348,441
Fid VIP Gro & Inc, Serv Cl                                                           258,969
Fid VIP Mid Cap, Serv Cl                                                             394,836
Fid VIP Overseas, Serv Cl                                                            230,492
FTVIPT Frank Global Real Est, Cl 2                                                   514,146
FTVIPT Frank Sm Cap Val, Cl 2                                                        277,173
FTVIPT Mutual Shares Sec, Cl 2                                                       349,208
GS VIT Mid Cap Val, Inst                                                             616,660
GS VIT Structd Sm Cap Eq, Inst                                                        90,609
GS VIT Structd U.S. Eq, Inst                                                         206,839
Janus Aspen Enterprise, Serv                                                          39,356
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  51

DIVISION                                                                           PURCHASES
--------------------------------------------------------------------------------------------------
Janus Aspen Global Tech, Serv                                                     $  380,943
Janus Aspen Janus, Serv                                                            1,285,153
Janus Aspen Overseas, Serv                                                           637,531
MFS Inv Gro Stock, Serv Cl                                                         5,892,416
MFS New Dis, Serv Cl                                                                 210,953
MFS Utilities, Serv Cl                                                               342,938
Oppen Global Sec VA, Serv                                                            143,006
Oppen Main St Sm Cap VA, Serv                                                        139,296
Oppen Global Strategic Inc VA, Serv                                                1,964,260
PIMCO VIT All Asset, Advisor Cl                                                    2,281,589
Put VT Global Hlth Care, Cl IB                                                       138,694
Put VT Hi Yield, Cl IB                                                               158,093
Put VT Intl Eq, Cl IB                                                                 83,912
Put VT New Opp, Cl IA                                                                295,801
Put VT Vista, Cl IB                                                                   22,256
Royce Micro-Cap, Invest Cl                                                           174,977
Disc Asset Alloc, Aggr                                                               134,864
Disc Asset Alloc, Conserv                                                            163,382
Disc Asset Alloc, Mod                                                                265,622
Disc Asset Alloc, Mod Aggr                                                           158,145
Disc Asset Alloc, Mod Conserv                                                        143,428
VP Davis NY Venture, Cl 3                                                          3,155,928
VP GS Mid Cap Val, Cl 3                                                               59,207
VP Ptnrs Sm Cap Val, Cl 3                                                            951,727
RVS VP Bal, Cl 3                                                                     232,711
RVS VP Cash Mgmt, Cl 3                                                             2,008,919
RVS VP Div Bond, Cl 3                                                              5,502,131
RVS VP Div Eq Inc, Cl 3                                                            1,715,686
RVS VP Dyn Eq, Cl 3                                                                  587,092
RVS VP Global Bond, Cl 3                                                           1,505,010
RVS VP Global Inflation Prot Sec, Cl 3                                             4,092,673
RVS VP Hi Yield Bond, Cl 3                                                           845,099
RVS VP Inc Opp, Cl 3                                                               2,396,600
RVS VP Mid Cap Gro, Cl 3                                                             303,586
RVS VP Mid Cap Val, Cl 3                                                              70,660
RVS VP S&P 500, Cl 3                                                                 502,065
RVS VP Short Duration, Cl 3                                                        1,703,961
Sel VP Gro, Cl 3                                                                     538,638
Sel VP Lg Cap Val, Cl 3                                                               29,816
Sel VP Sm Cap Val, Cl 3                                                              118,139
THDL VP Emer Mkts, Cl 3                                                            1,122,117
THDL VP Intl Opp, Cl 3                                                               343,347
Third Ave Val                                                                      1,034,060
VanK LIT Comstock, Cl II                                                             819,876
VanK UIF Global Real Est, Cl II                                                      319,066
VanK UIF Mid Cap Gro, Cl II                                                           44,930
Wanger Intl                                                                          807,204
Wanger USA                                                                           595,476
WF Adv VT Opp                                                                         73,513
WF Adv VT Sm Cap Gro                                                                 182,748
--------------------------------------------------------------------------------------------------



8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2009:


                                                   INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                    CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
SUBACCOUNT                                            SER I         SER I         SER I         SER I        SER II
                                                  --------------------------------------------------------------------
0.45%                                                 $1.25         $1.48         $1.38         $1.69         $1.45
0.90%                                                  0.60          1.12          1.73          0.57          0.82
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

                                                   INVESCO VI      AB VPS        AB VPS        AB VPS         AC VP
                                                      TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
SUBACCOUNT                                            SER I         CL B          CL B          CL B          CL I
                                                  --------------------------------------------------------------------
0.45%                                                 $1.65         $1.25         $1.55         $1.44         $1.47
0.90%                                                  1.24          1.08          1.44          0.86          0.92
----------------------------------------------------------------------------------------------------------------------





                                                      AC VP        CALVERT         COL           CS            CS
                                                      VAL,           VS         HI YIELD,     COMMODITY      U.S. EQ
SUBACCOUNT                                            CL I       SOCIAL BAL      VS CL B       RETURN        FLEX I
                                                  --------------------------------------------------------------------
0.45%                                                 $1.30         $1.28         $1.38         $1.27         $1.41
0.90%                                                  1.49          0.92          1.15          0.87          0.53
----------------------------------------------------------------------------------------------------------------------





                                                      EV VT
                                                    FLOATING-       EG VA         EG VA        FID VIP       FID VIP
                                                      RATE       FUNDAMENTAL    INTL EQ,     CONTRAFUND,   GRO & INC,
SUBACCOUNT                                             INC      LG CAP, CL 2      CL 2        SERV CL 2      SERV CL
                                                  --------------------------------------------------------------------
0.45%                                                 $1.36         $1.49         $1.30         $1.47         $1.39
0.90%                                                  1.01          1.38          1.29          0.82          0.91
----------------------------------------------------------------------------------------------------------------------





                                                                              FTVIPT FRANK                   FTVIPT
                                                     FID VIP       FID VIP     GLOBAL REAL  FTVIPT FRANK     MUTUAL
                                                    MID CAP,      OVERSEAS,       EST,       SM CAP VAL,     SHARES
SUBACCOUNT                                           SERV CL       SERV CL        CL 2          CL 2        SEC, CL 2
                                                  --------------------------------------------------------------------
0.45%                                                 $1.47         $1.44         $1.37         $1.45         $1.33
0.90%                                                  1.87          1.06          1.46          1.81          1.28
----------------------------------------------------------------------------------------------------------------------





                                                                   GS VIT
                                                     GS VIT      STRUCTD SM      GS VIT      JANUS ASPEN   JANUS ASPEN
                                                  MID CAP VAL,       CAP      STRUCTD U.S.   ENTERPRISE,     GLOBAL
SUBACCOUNT                                            INST        EQ, INST      EQ, INST        SERV       TECH, SERV
                                                  --------------------------------------------------------------------
0.45%                                                 $1.41         $1.44         $1.32         $1.53         $1.64
0.90%                                                  1.94          1.15          0.81          0.69          0.55
----------------------------------------------------------------------------------------------------------------------





                                                                                   MFS
                                                   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS           MFS
                                                     JANUS,       OVERSEAS,      STOCK,       NEW DIS,     UTILITIES,
SUBACCOUNT                                            SERV          SERV         SERV CL       SERV CL       SERV CL
                                                  --------------------------------------------------------------------
0.45%                                                 $1.42         $1.88         $1.47         $1.77         $1.37
0.90%                                                  0.83          1.66          0.69          0.99          2.26
----------------------------------------------------------------------------------------------------------------------





                                                                                  OPPEN         PIMCO
                                                      OPPEN         OPPEN        GLOBAL        VIT ALL       PUT VT
                                                   GLOBAL SEC    MAIN ST SM     STRATEGIC      ASSET,      GLOBAL HLTH
SUBACCOUNT                                          VA, SERV    CAP VA, SERV  INC VA, SERV   ADVISOR CL    CARE, CL IB
                                                  --------------------------------------------------------------------
0.45%                                                 $1.52         $1.53         $1.19         $1.26         $1.26
0.90%                                                  0.92          0.82          1.13          1.06          1.33
----------------------------------------------------------------------------------------------------------------------





                                                     PUT VT        PUT VT        PUT VT        PUT VT         ROYCE
                                                    HI YIELD,     INTL EQ,      NEW OPP,       VISTA,      MICRO-CAP,
SUBACCOUNT                                            CL IB         CL IB         CL IA         CL IB       INVEST CL
                                                  --------------------------------------------------------------------
0.45%                                                 $1.43         $1.42         $1.38         $1.46         $1.70
0.90%                                                  1.69          1.39          1.24          0.57          2.26
----------------------------------------------------------------------------------------------------------------------





                                                      DISC          DISC          DISC          DISC          DISC
                                                  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                            AGGR         CONSERV         MOD        MOD AGGR     MOD CONSERV
                                                  --------------------------------------------------------------------
0.45%                                                 $1.32         $1.20         $1.27         $1.30         $1.23
0.90%                                                  0.87          0.97          0.91          0.89          0.94
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  53

                                                    VP DAVIS        VP GS       VP PTNRS       RVS VP        RVS VP
                                                   NY VENTURE,  MID CAP VAL,   SM CAP VAL,      BAL,          CASH
SUBACCOUNT                                            CL 3          CL 3          CL 3          CL 3       MGMT, CL 3
                                                  --------------------------------------------------------------------
0.45%                                                 $1.46         $1.47         $1.49         $1.31         $1.00
0.90%                                                  0.77          0.94          1.51          0.93          1.12
----------------------------------------------------------------------------------------------------------------------





                                                                                                             RVS VP
                                                                                                             GLOBAL
                                                     RVS VP        RVS VP        RVS VP        RVS VP       INFLATION
                                                       DIV         DIV EQ          DYN         GLOBAL     PROT SEC, CL
SUBACCOUNT                                         BOND, CL 3     INC, CL 3     EQ, CL 3     BOND, CL 3         3
                                                  --------------------------------------------------------------------
0.45%                                                 $1.13         $1.40         $1.38         $1.14         $1.08
0.90%                                                  1.39          1.44          0.63          1.71          1.16
----------------------------------------------------------------------------------------------------------------------





                                                     RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
                                                    HI YIELD         INC         MID CAP       MID CAP      S&P 500,
SUBACCOUNT                                         BOND, CL 3     OPP, CL 3     GRO, CL 3     VAL, CL 3       CL 3
                                                  --------------------------------------------------------------------
0.45%                                                 $1.47         $1.35         $1.73         $1.52         $1.37
0.90%                                                  1.63          1.21          1.29          0.86          0.85
----------------------------------------------------------------------------------------------------------------------





                                                     RVS VP
                                                      SHORT          SEL         SEL VP        SEL VP        THDL VP
                                                  DURATION, CL       VP          LG CAP        SM CAP         EMER
SUBACCOUNT                                              3         GRO, CL 3     VAL, CL 3     VAL, CL 3    MKTS, CL 3
                                                  --------------------------------------------------------------------
0.45%                                                 $1.05         $1.44         $1.39         $1.53         $1.94
0.90%                                                  1.22          0.52          0.82          1.18          2.78
----------------------------------------------------------------------------------------------------------------------





                                                     THDL VP        THIRD       VANK LIT      VANK UIF      VANK UIF
                                                      INTL           AVE        COMSTOCK,    GLOBAL REAL  MID CAP GRO,
SUBACCOUNT                                          OPP, CL 3        VAL          CL II      EST, CL II       CL II
                                                  --------------------------------------------------------------------
0.45%                                                 $1.43         $1.58         $1.44         $1.65         $1.67
0.90%                                                  0.75          1.82          0.74          0.67          0.89
----------------------------------------------------------------------------------------------------------------------





                                                                                         WF ADV        WF ADV
                                                             WANGER        WANGER          VT            VT
SUBACCOUNT                                                    INTL           USA           OPP       SM CAP GRO
                                                          ------------------------------------------------------
0.45%                                                         $1.61         $1.52         $1.56         $1.71
0.90%                                                          1.72          1.64          1.45          1.68
----------------------------------------------------------------------------------------------------------------




The following is a summary of units outstanding at Dec. 31, 2009:


                                                   INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                    CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
SUBACCOUNT                                            SER I         SER I         SER I         SER I        SER II
                                                  --------------------------------------------------------------------
0.45%                                                     --            --             --           --             --
0.90%                                                714,711       368,659      7,109,892      879,466      6,941,525
----------------------------------------------------------------------------------------------------------------------
Total                                                714,711       368,659      7,109,892      879,466      6,941,525
----------------------------------------------------------------------------------------------------------------------





                                                   INVESCO VI      AB VPS        AB VPS        AB VPS         AC VP
                                                      TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
SUBACCOUNT                                            SER I         CL B          CL B          CL B          CL I
                                                  --------------------------------------------------------------------
0.45%                                                     --             --            --           --             --
0.90%                                                183,088      1,121,047     4,117,206      142,378      1,253,521
----------------------------------------------------------------------------------------------------------------------
Total                                                183,088      1,121,047     4,117,206      142,378      1,253,521
----------------------------------------------------------------------------------------------------------------------





                                                      AC VP        CALVERT         COL           CS            CS
                                                      VAL,           VS         HI YIELD,     COMMODITY      U.S. EQ
SUBACCOUNT                                            CL I       SOCIAL BAL      VS CL B       RETURN        FLEX I
                                                  --------------------------------------------------------------------
0.45%                                                      --           --            --            --            --
0.90%                                               2,628,411      417,580       354,607       771,352       841,788
----------------------------------------------------------------------------------------------------------------------
Total                                               2,628,411      417,580       354,607       771,352       841,788
----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

                                                      EV VT
                                                    FLOATING-       EG VA         EG VA        FID VIP       FID VIP
                                                      RATE       FUNDAMENTAL    INTL EQ,     CONTRAFUND,   GRO & INC,
SUBACCOUNT                                             INC      LG CAP, CL 2      CL 2        SERV CL 2      SERV CL
                                                  --------------------------------------------------------------------
0.45%                                                      --           --             --            --            --
0.90%                                               2,700,508      366,186      1,100,741     4,391,989     5,007,793
----------------------------------------------------------------------------------------------------------------------
Total                                               2,700,508      366,186      1,100,741     4,391,989     5,007,793
----------------------------------------------------------------------------------------------------------------------





                                                                              FTVIPT FRANK                   FTVIPT
                                                     FID VIP       FID VIP     GLOBAL REAL  FTVIPT FRANK     MUTUAL
                                                    MID CAP,      OVERSEAS,       EST,       SM CAP VAL,     SHARES
SUBACCOUNT                                           SERV CL       SERV CL        CL 2          CL 2        SEC, CL 2
                                                  --------------------------------------------------------------------
0.45%                                                      --            --            --            --            --
0.90%                                               4,605,431     1,860,021     1,629,517     1,039,047     1,055,895
----------------------------------------------------------------------------------------------------------------------
Total                                               4,605,431     1,860,021     1,629,517     1,039,047     1,055,895
----------------------------------------------------------------------------------------------------------------------





                                                                   GS VIT
                                                     GS VIT      STRUCTD SM      GS VIT      JANUS ASPEN   JANUS ASPEN
                                                  MID CAP VAL,       CAP      STRUCTD U.S.   ENTERPRISE,     GLOBAL
SUBACCOUNT                                            INST        EQ, INST      EQ, INST        SERV       TECH, SERV
                                                  --------------------------------------------------------------------
0.45%                                                      --           --             --           --             --
0.90%                                               3,665,483      409,279      2,340,532      664,593      2,011,152
----------------------------------------------------------------------------------------------------------------------
Total                                               3,665,483      409,279      2,340,532      664,593      2,011,152
----------------------------------------------------------------------------------------------------------------------





                                                                                   MFS
                                                   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS           MFS
                                                     JANUS,       OVERSEAS,      STOCK,       NEW DIS,     UTILITIES,
SUBACCOUNT                                            SERV          SERV         SERV CL       SERV CL       SERV CL
                                                  --------------------------------------------------------------------
0.45%                                                      --            --            --            --           --
0.90%                                               7,008,793     3,449,260    12,188,123     1,169,054      483,851
----------------------------------------------------------------------------------------------------------------------
Total                                               7,008,793     3,449,260    12,188,123     1,169,054      483,851
----------------------------------------------------------------------------------------------------------------------





                                                                                  OPPEN         PIMCO
                                                      OPPEN         OPPEN        GLOBAL        VIT ALL       PUT VT
                                                   GLOBAL SEC    MAIN ST SM     STRATEGIC      ASSET,      GLOBAL HLTH
SUBACCOUNT                                          VA, SERV    CAP VA, SERV  INC VA, SERV   ADVISOR CL    CARE, CL IB
                                                  --------------------------------------------------------------------
0.45%                                                     --            --             --            --           --
0.90%                                                336,710       296,218      7,084,549     4,921,486      155,586
----------------------------------------------------------------------------------------------------------------------
Total                                                336,710       296,218      7,084,549     4,921,486      155,586
----------------------------------------------------------------------------------------------------------------------





                                                     PUT VT        PUT VT        PUT VT        PUT VT         ROYCE
                                                    HI YIELD,     INTL EQ,      NEW OPP,       VISTA,      MICRO-CAP,
SUBACCOUNT                                            CL IB         CL IB         CL IA         CL IB       INVEST CL
                                                  --------------------------------------------------------------------
0.45%                                                     --            --             --           --             --
0.90%                                                499,285       111,607      5,842,676      485,169      1,688,682
----------------------------------------------------------------------------------------------------------------------
Total                                                499,285       111,607      5,842,676      485,169      1,688,682
----------------------------------------------------------------------------------------------------------------------





                                                      DISC          DISC          DISC          DISC          DISC
                                                  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                            AGGR         CONSERV         MOD        MOD AGGR     MOD CONSERV
                                                  --------------------------------------------------------------------
0.45%                                                     --            --            --            --            --
0.90%                                                380,495       143,181       623,627       271,319       187,757
----------------------------------------------------------------------------------------------------------------------
Total                                                380,495       143,181       623,627       271,319       187,757
----------------------------------------------------------------------------------------------------------------------





                                                    VP DAVIS        VP GS       VP PTNRS       RVS VP        RVS VP
                                                   NY VENTURE,  MID CAP VAL,   SM CAP VAL,      BAL,          CASH
SUBACCOUNT                                            CL 3          CL 3          CL 3          CL 3       MGMT, CL 3
                                                  --------------------------------------------------------------------
0.45%                                                      --          --              --            --            --
0.90%                                               8,519,712      77,030       2,991,216    16,348,093     5,369,185
----------------------------------------------------------------------------------------------------------------------
Total                                               8,519,712      77,030       2,991,216    16,348,093     5,369,185
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  55

                                                                                                             RVS VP
                                                                                                             GLOBAL
                                                     RVS VP        RVS VP        RVS VP        RVS VP       INFLATION
                                                       DIV         DIV EQ          DYN         GLOBAL     PROT SEC, CL
SUBACCOUNT                                         BOND, CL 3     INC, CL 3     EQ, CL 3     BOND, CL 3         3
                                                  --------------------------------------------------------------------
0.45%                                                      --            --            --            --            --
0.90%                                              16,784,928    13,914,611    31,889,606     3,798,628     5,530,610
----------------------------------------------------------------------------------------------------------------------
Total                                              16,784,928    13,914,611    31,889,606     3,798,628     5,530,610
----------------------------------------------------------------------------------------------------------------------





                                                     RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
                                                    HI YIELD         INC         MID CAP       MID CAP      S&P 500,
SUBACCOUNT                                         BOND, CL 3     OPP, CL 3     GRO, CL 3     VAL, CL 3       CL 3
                                                  --------------------------------------------------------------------
0.45%                                                      --            --           --            --             --
0.90%                                               2,312,317     4,065,093      584,111       297,991      5,285,780
----------------------------------------------------------------------------------------------------------------------
Total                                               2,312,317     4,065,093      584,111       297,991      5,285,780
----------------------------------------------------------------------------------------------------------------------





                                                     RVS VP
                                                      SHORT          SEL         SEL VP        SEL VP        THDL VP
                                                  DURATION, CL       VP          LG CAP        SM CAP         EMER
SUBACCOUNT                                              3         GRO, CL 3     VAL, CL 3     VAL, CL 3    MKTS, CL 3
                                                  --------------------------------------------------------------------
0.45%                                                      --            --          --             --             --
0.90%                                               3,379,453     2,922,586      53,224        663,084      1,858,753
----------------------------------------------------------------------------------------------------------------------
Total                                               3,379,453     2,922,586      53,224        663,084      1,858,753
----------------------------------------------------------------------------------------------------------------------





                                                                                              VANK UIF
                                                     THDL VP        THIRD       VANK LIT       GLOBAL       VANK UIF
                                                      INTL           AVE        COMSTOCK,   REAL EST, CL  MID CAP GRO,
SUBACCOUNT                                          OPP, CL 3        VAL          CL II          II           CL II
                                                  --------------------------------------------------------------------
0.45%                                                      --            --            --            --           --
0.90%                                              11,407,091     2,125,792     3,178,323     1,622,408      152,466
----------------------------------------------------------------------------------------------------------------------
Total                                              11,407,091     2,125,792     3,178,323     1,622,408      152,466
----------------------------------------------------------------------------------------------------------------------





                                                                                         WF ADV        WF ADV
                                                             WANGER        WANGER          VT            VT
SUBACCOUNT                                                    INTL           USA           OPP       SM CAP GRO
                                                          ------------------------------------------------------
0.45%                                                              --            --           --            --
0.90%                                                       4,069,216     4,200,105      120,740       348,901
----------------------------------------------------------------------------------------------------------------
Total                                                       4,069,216     4,200,105      120,740       348,901
----------------------------------------------------------------------------------------------------------------




The following is a summary of net assets at Dec. 31, 2009:

                                                   INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                    CAP APPR,     CAP DEV,      CORE EQ,      FIN SERV,     INTL GRO,
SUBACCOUNT                                            SER I         SER I         SER I         SER I        SER II
                                                  --------------------------------------------------------------------
0.45%                                               $     93      $    109     $       102    $    123     $      106
0.90%                                                425,563       412,598      12,272,159     499,760      5,673,988
----------------------------------------------------------------------------------------------------------------------
Total                                               $425,656      $412,707     $12,272,261    $499,883     $5,674,094
----------------------------------------------------------------------------------------------------------------------





                                                   INVESCO VI      AB VPS        AB VPS        AB VPS         AC VP
                                                      TECH,      GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
SUBACCOUNT                                            SER I         CL B          CL B          CL B          CL I
                                                  --------------------------------------------------------------------
0.45%                                               $    119     $       92    $      113     $    106     $      108
0.90%                                                226,651      1,210,247     5,929,223      122,783      1,155,653
----------------------------------------------------------------------------------------------------------------------
Total                                               $226,770     $1,210,339    $5,929,336     $122,889     $1,155,761
----------------------------------------------------------------------------------------------------------------------





                                                      AC VP        CALVERT         COL           CS            CS
                                                      VAL,           VS         HI YIELD,     COMMODITY      U.S. EQ
SUBACCOUNT                                            CL I       SOCIAL BAL      VS CL B       RETURN        FLEX I
                                                  --------------------------------------------------------------------
0.45%                                              $       96     $     95      $    104      $     95      $    103
0.90%                                               3,924,378      384,252       407,101       673,691       443,884
----------------------------------------------------------------------------------------------------------------------
Total                                              $3,924,474     $384,347      $407,205      $673,786      $443,987
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

                                                      EV VT
                                                    FLOATING-       EG VA         EG VA        FID VIP       FID VIP
                                                      RATE       FUNDAMENTAL    INTL EQ,     CONTRAFUND,   GRO & INC,
SUBACCOUNT                                             INC      LG CAP, CL 2      CL 2        SERV CL 2      SERV CL
                                                  --------------------------------------------------------------------
0.45%                                              $    2,703     $    110     $      213    $      107    $      102
0.90%                                               2,737,397      506,603      1,420,146     3,622,716     4,562,028
----------------------------------------------------------------------------------------------------------------------
Total                                              $2,740,100     $506,713     $1,420,359    $3,622,823    $4,562,130
----------------------------------------------------------------------------------------------------------------------





                                                                              FTVIPT FRANK                   FTVIPT
                                                     FID VIP       FID VIP     GLOBAL REAL  FTVIPT FRANK     MUTUAL
                                                    MID CAP,      OVERSEAS,       EST,       SM CAP VAL,     SHARES
SUBACCOUNT                                           SERV CL       SERV CL        CL 2          CL 2        SEC, CL 2
                                                  --------------------------------------------------------------------
0.45%                                              $      108    $      105    $      102    $      106    $       98
0.90%                                               8,612,520     1,967,826     2,378,795     1,877,430     1,349,743
----------------------------------------------------------------------------------------------------------------------
Total                                              $8,612,628    $1,967,931    $2,378,897    $1,877,536    $1,349,841
----------------------------------------------------------------------------------------------------------------------





                                                                   GS VIT
                                                     GS VIT      STRUCTD SM      GS VIT      JANUS ASPEN   JANUS ASPEN
                                                  MID CAP VAL,       CAP      STRUCTD U.S.   ENTERPRISE,     GLOBAL
SUBACCOUNT                                            INST        EQ, INST      EQ, INST        SERV       TECH, SERV
                                                  --------------------------------------------------------------------
0.45%                                              $      104     $    105     $       97     $    150     $      120
0.90%                                               7,106,895      472,277      1,896,119      461,851      1,102,144
----------------------------------------------------------------------------------------------------------------------
Total                                              $7,106,999     $472,382     $1,896,216     $462,001     $1,102,264
----------------------------------------------------------------------------------------------------------------------





                                                                                   MFS
                                                   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS           MFS
                                                     JANUS,       OVERSEAS,      STOCK,       NEW DIS,     UTILITIES,
SUBACCOUNT                                            SERV          SERV         SERV CL       SERV CL       SERV CL
                                                  --------------------------------------------------------------------
0.45%                                              $      104    $      182    $      107    $      128    $      100
0.90%                                               5,851,218     5,741,154     8,466,097     1,153,218     1,094,541
----------------------------------------------------------------------------------------------------------------------
Total                                              $5,851,322    $5,741,336    $8,466,204    $1,153,346    $1,094,641
----------------------------------------------------------------------------------------------------------------------





                                                                                  OPPEN         PIMCO
                                                      OPPEN         OPPEN        GLOBAL        VIT ALL       PUT VT
                                                   GLOBAL SEC    MAIN ST SM     STRATEGIC      ASSET,      GLOBAL HLTH
SUBACCOUNT                                          VA, SERV    CAP VA, SERV  INC VA, SERV   ADVISOR CL    CARE, CL IB
                                                  --------------------------------------------------------------------
0.45%                                               $    112      $    111     $       90    $       94     $     93
0.90%                                                308,191       241,469      7,975,804     5,193,170      206,579
----------------------------------------------------------------------------------------------------------------------
Total                                               $308,303      $241,580     $7,975,894    $5,193,264     $206,672
----------------------------------------------------------------------------------------------------------------------





                                                     PUT VT        PUT VT        PUT VT        PUT VT         ROYCE
                                                    HI YIELD,     INTL EQ,      NEW OPP,       VISTA,      MICRO-CAP,
SUBACCOUNT                                            CL IB         CL IB         CL IA         CL IB       INVEST CL
                                                  --------------------------------------------------------------------
0.45%                                               $    108      $    103     $      101     $    108     $      124
0.90%                                                844,675       154,737      7,224,837      277,093      3,819,533
----------------------------------------------------------------------------------------------------------------------
Total                                               $844,783      $154,840     $7,224,938     $277,201     $3,819,657
----------------------------------------------------------------------------------------------------------------------





                                                      DISC          DISC          DISC          DISC          DISC
                                                  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,
SUBACCOUNT                                            AGGR         CONSERV         MOD        MOD AGGR     MOD CONSERV
                                                  --------------------------------------------------------------------
0.45%                                               $     98      $     89      $     94      $     96      $     91
0.90%                                                330,764       139,278       566,036       241,402       175,769
----------------------------------------------------------------------------------------------------------------------
Total                                               $330,862      $139,367      $566,130      $241,498      $175,860
----------------------------------------------------------------------------------------------------------------------





                                                    VP DAVIS        VP GS       VP PTNRS       RVS VP        RVS VP
                                                   NY VENTURE,  MID CAP VAL,   SM CAP VAL,      BAL,          CASH
SUBACCOUNT                                            CL 3          CL 3          CL 3          CL 3       MGMT, CL 3
                                                  --------------------------------------------------------------------
0.45%                                              $      108      $   107     $      110    $        97   $    2,070
0.90%                                               6,549,584       72,479      4,521,061     15,141,918    6,024,138
----------------------------------------------------------------------------------------------------------------------
Total                                              $6,549,692      $72,586     $4,521,171    $15,142,015   $6,026,208
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  57

                                                                                                             RVS VP
                                                                                                             GLOBAL
                                                     RVS VP        RVS VP        RVS VP        RVS VP       INFLATION
                                                       DIV         DIV EQ          DYN         GLOBAL     PROT SEC, CL
SUBACCOUNT                                         BOND, CL 3     INC, CL 3     EQ, CL 3     BOND, CL 3         3
                                                  --------------------------------------------------------------------
0.45%                                              $        85   $       104   $       102   $       85    $       81
0.90%                                               23,317,071    20,042,209    20,086,310    6,476,745     6,404,221
----------------------------------------------------------------------------------------------------------------------
Total                                              $23,317,156   $20,042,313   $20,086,412   $6,476,830    $6,404,302
----------------------------------------------------------------------------------------------------------------------





                                                     RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
                                                    HI YIELD         INC         MID CAP       MID CAP      S&P 500,
SUBACCOUNT                                         BOND, CL 3     OPP, CL 3     GRO, CL 3     VAL, CL 3       CL 3
                                                  --------------------------------------------------------------------
0.45%                                              $      111    $      101     $    124      $    112     $      101
0.90%                                               3,768,655     4,928,766      754,201       255,252      4,502,597
----------------------------------------------------------------------------------------------------------------------
Total                                              $3,768,766    $4,928,867     $754,325      $255,364     $4,502,698
----------------------------------------------------------------------------------------------------------------------





                                                     RVS VP
                                                      SHORT          SEL         SEL VP        SEL VP        THDL VP
                                                  DURATION, CL       VP          LG CAP        SM CAP         EMER
SUBACCOUNT                                              3         GRO, CL 3     VAL, CL 3     VAL, CL 3    MKTS, CL 3
                                                  --------------------------------------------------------------------
0.45%                                              $       78    $      107      $   102      $    114     $      142
0.90%                                               4,132,241     1,533,562       43,382       782,658      5,164,185
----------------------------------------------------------------------------------------------------------------------
Total                                              $4,132,319    $1,533,669      $43,484      $782,772     $5,164,327
----------------------------------------------------------------------------------------------------------------------





                                                                                              VANK UIF
                                                     THDL VP        THIRD       VANK LIT       GLOBAL       VANK UIF
                                                      INTL           AVE        COMSTOCK,   REAL EST, CL  MID CAP GRO,
SUBACCOUNT                                          OPP, CL 3        VAL          CL II          II           CL II
                                                  --------------------------------------------------------------------
0.45%                                              $      105    $      113    $      105    $      121     $    124
0.90%                                               8,512,576     3,858,335     2,351,062     1,089,728      135,944
----------------------------------------------------------------------------------------------------------------------
Total                                              $8,512,681    $3,858,448    $2,351,167    $1,089,849     $136,068
----------------------------------------------------------------------------------------------------------------------





                                                                                         WF ADV        WF ADV
                                                             WANGER        WANGER          VT            VT
SUBACCOUNT                                                    INTL           USA           OPP       SM CAP GRO
                                                          ------------------------------------------------------
0.45%                                                      $      160    $      112     $    114      $    124
0.90%                                                       7,000,334     6,898,355      174,519       586,707
----------------------------------------------------------------------------------------------------------------
Total                                                      $7,000,494    $6,898,467     $174,633      $586,831
----------------------------------------------------------------------------------------------------------------



9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER I
2009          715   $1.25  to  $0.60     $426          0.61%    0.45%   to  0.90%    25.94%(7) to   19.99%
2008          814   $0.50  to  $0.50     $404             --    0.90%   to  0.90%   (43.01%)   to  (43.01%)
2007        1,254   $0.87  to  $0.87   $1,092             --    0.90%   to  0.90%    11.00%    to   11.00%
2006        1,077   $0.78  to  $0.78     $845          0.06%    0.90%   to  0.90%     5.35%    to    5.35%
2005          902   $0.74  to  $0.74     $672          0.07%    0.90%   to  0.90%     7.86%    to    7.86%
---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER I
2009          369   $1.48  to  $1.12     $413             --    0.45%   to  0.90%    46.96%(7) to   41.10%
2008          450   $0.79  to  $0.79     $357             --    0.90%   to  0.90%   (47.50%)   to  (47.50%)
2007          639   $1.51  to  $1.51     $966             --    0.90%   to  0.90%     9.85%    to    9.85%
2006          598   $1.38  to  $1.38     $823             --    0.90%   to  0.90%    15.48%    to   15.48%
2005          553   $1.19  to  $1.19     $659             --    0.90%   to  0.90%     8.63%    to    8.63%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
INVESCO VI CORE EQ, SER I
2009        7,110   $1.38  to  $1.73  $12,272          1.81%    0.45%   to  0.90%    37.80%(7) to   27.15%
2008        8,084   $1.36  to  $1.36  $10,975          2.04%    0.90%   to  0.90%   (30.77%)   to  (30.77%)
2007        9,894   $1.96  to  $1.96  $19,400          1.09%    0.90%   to  0.90%     7.14%    to    7.14%
2006       10,839   $1.83  to  $1.83  $19,836          0.55%    0.90%   to  0.90%    15.66%    to   15.66%
2005       12,206   $1.58  to  $1.58  $19,315          1.47%    0.90%   to  0.90%     4.37%    to    4.37%
---------------------------------------------------------------------------------------------------------------
INVESCO VI FIN SERV, SER I
2009          879   $1.69  to  $0.57     $500          4.14%    0.45%   to  0.90%    64.92%(7) to   26.29%
2008          331   $0.45  to  $0.45     $149          7.23%    0.90%   to  0.90%   (59.81%)   to  (59.81%)
2007           28   $1.12  to  $1.12      $31          1.85%    0.90%   to  0.90%   (22.92%)   to  (22.92%)
2006           17   $1.45  to  $1.45      $25          2.61%    0.90%   to  0.90%    15.40%    to   15.40%
2005            6   $1.26  to  $1.26       $8          1.63%    0.90%   to  0.90%     4.96%    to    4.96%
---------------------------------------------------------------------------------------------------------------
INVESCO VI INTL GRO, SER II
2009        6,942   $1.45  to  $0.82   $5,674          1.91%    0.45%   to  0.90%    44.73%(7) to   33.70%
2008        2,638   $0.61  to  $0.61   $1,613          0.90%    0.90%   to  0.90%   (41.08%)   to  (41.08%)
2007          310   $1.04  to  $1.04     $321          1.20%    0.90%   to  0.90%     3.35%(5) to    3.35%(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
INVESCO VI TECH, SER I
2009          183   $1.65  to  $1.24     $227             --    0.45%   to  0.90%    61.95%(7) to   55.99%
2008           69   $0.79  to  $0.79      $55             --    0.90%   to  0.90%   (45.00%)   to  (45.00%)
2007           59   $1.44  to  $1.44      $86             --    0.90%   to  0.90%     6.73%    to    6.73%
2006           54   $1.35  to  $1.35      $73             --    0.90%   to  0.90%     9.49%    to    9.49%
2005           27   $1.23  to  $1.23      $34             --    0.90%   to  0.90%     1.26%    to    1.26%
---------------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2009        1,121   $1.25  to  $1.08   $1,210          3.63%    0.45%   to  0.90%    23.96%(7) to   19.27%
2008        1,051   $0.91  to  $0.91     $951          1.79%    0.90%   to  0.90%   (41.23%)   to  (41.23%)
2007        1,066   $1.54  to  $1.54   $1,642          1.21%    0.90%   to  0.90%     3.92%    to    3.92%
2006          833   $1.48  to  $1.48   $1,235          1.17%    0.90%   to  0.90%    15.94%    to   15.94%
2005          535   $1.28  to  $1.28     $683          1.18%    0.90%   to  0.90%     3.66%    to    3.66%
---------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2009        4,117   $1.55  to  $1.44   $5,929          1.14%    0.45%   to  0.90%    56.91%(7) to   33.15%
2008        3,148   $1.08  to  $1.08   $3,404          0.82%    0.90%   to  0.90%   (53.70%)   to  (53.70%)
2007        1,531   $2.34  to  $2.34   $3,576          1.00%    0.90%   to  0.90%     4.63%    to    4.63%
2006        1,009   $2.23  to  $2.23   $2,253          1.21%    0.90%   to  0.90%    33.91%    to   33.91%
2005          566   $1.67  to  $1.67     $943          0.45%    0.90%   to  0.90%    15.48%    to   15.48%
---------------------------------------------------------------------------------------------------------------
AB VPS LG CAP GRO, CL B
2009          142   $1.44  to  $0.86     $123             --    0.45%   to  0.90%    42.62%(7) to   35.88%
2008          101   $0.63  to  $0.63      $64             --    0.90%   to  0.90%   (40.36%)   to  (40.36%)
2007           25   $1.06  to  $1.06      $27             --    0.90%   to  0.90%     6.50%(5) to    6.50%(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2009        1,254   $1.47  to  $0.92   $1,156          2.08%    0.45%   to  0.90%    48.72%(7) to   32.57%
2008        1,452   $0.70  to  $0.70   $1,010          0.92%    0.90%   to  0.90%   (45.32%)   to  (45.32%)
2007        2,304   $1.27  to  $1.27   $2,930          0.66%    0.90%   to  0.90%    16.99%    to   16.99%
2006        2,347   $1.09  to  $1.09   $2,551          1.52%    0.90%   to  0.90%    23.91%    to   23.91%
2005        2,223   $0.88  to  $0.88   $1,951          1.10%    0.90%   to  0.90%    12.24%    to   12.24%
---------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2009        2,628   $1.30  to  $1.49   $3,924          5.75%    0.45%   to  0.90%    29.91%(7) to   18.79%
2008        2,985   $1.26  to  $1.26   $3,752          2.65%    0.90%   to  0.90%   (27.43%)   to  (27.43%)
2007        4,434   $1.73  to  $1.73   $7,681          1.57%    0.90%   to  0.90%    (5.99%)   to   (5.99%)
2006        4,503   $1.84  to  $1.84   $8,297          1.34%    0.90%   to  0.90%    17.59%    to   17.59%
2005        4,357   $1.57  to  $1.57   $6,827          0.82%    0.90%   to  0.90%     4.09%    to    4.09%
---------------------------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2009          418   $1.28  to  $0.92     $384          1.85%    0.45%   to  0.90%    27.63%(7) to   24.17%
2008          540   $0.74  to  $0.74     $400          2.38%    0.90%   to  0.90%   (31.94%)   to  (31.94%)
2007          606   $1.09  to  $1.09     $660          2.33%    0.90%   to  0.90%     1.83%    to    1.83%
2006          640   $1.07  to  $1.07     $684          2.45%    0.90%   to  0.90%     7.80%    to    7.80%
2005          730   $0.99  to  $0.99     $724          1.77%    0.90%   to  0.90%     4.71%    to    4.71%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  59

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
COL HI YIELD, VS CL B
2009          355   $1.38  to  $1.15     $407         10.80%    0.45%   to  0.90%    38.00%(7) to   42.62%
2008          219   $0.80  to  $0.80     $176         10.58%    0.90%   to  0.90%   (25.43%)   to  (25.43%)
2007          104   $1.08  to  $1.08     $112          5.45%    0.90%   to  0.90%     0.78%    to    0.78%
2006           26   $1.07  to  $1.07      $28          3.34%    0.90%   to  0.90%     7.11%(4) to    7.11%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2009          771   $1.27  to  $0.87     $674         12.83%    0.45%   to  0.90%    23.31%(7) to   18.40%
2008          526   $0.74  to  $0.74     $388          1.49%    0.90%   to  0.90%   (34.33%)   to  (34.33%)
2007           16   $1.12  to  $1.12      $18          9.07%    0.90%   to  0.90%    10.67%(5) to   10.67%(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
CS U.S. EQ FLEX I
2009          842   $1.41  to  $0.53     $444          0.99%    0.45%   to  0.90%    39.77%(7) to   23.55%
2008          543   $0.43  to  $0.43     $232          0.08%    0.90%   to  0.90%   (35.19%)   to  (35.19%)
2007          641   $0.66  to  $0.66     $422             --    0.90%   to  0.90%    (1.73%)   to   (1.73%)
2006          735   $0.67  to  $0.67     $492             --    0.90%   to  0.90%     3.83%    to    3.83%
2005          813   $0.65  to  $0.65     $525             --    0.90%   to  0.90%    (3.55%)   to   (3.55%)
---------------------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2009        2,701   $1.36  to  $1.01   $2,740          4.76%    0.45%   to  0.90%    35.91%(7) to   43.02%
2008        1,484   $0.71  to  $0.71   $1,052          5.81%    0.90%   to  0.90%   (27.80%)   to  (27.80%)
2007          240   $0.98  to  $0.98     $236          6.32%    0.90%   to  0.90%    (1.83%)(5)to   (1.83%)(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2009          366   $1.49  to  $1.38     $507          1.33%    0.45%   to  0.90%    48.40%(7) to   34.53%
2008          221   $1.03  to  $1.03     $227          1.48%    0.90%   to  0.90%   (33.61%)   to  (33.61%)
2007          155   $1.55  to  $1.55     $241          0.88%    0.90%   to  0.90%     7.04%    to    7.04%
2006          136   $1.45  to  $1.45     $197          1.34%    0.90%   to  0.90%    11.39%    to   11.39%
2005           69   $1.30  to  $1.30      $89          1.03%    0.90%   to  0.90%     7.77%    to    7.77%
---------------------------------------------------------------------------------------------------------------
EG VA INTL EQ, CL 2
2009        1,101   $1.30  to  $1.29   $1,420          3.82%    0.45%   to  0.90%    30.30%(8) to   29.79%(8)
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2009        4,392   $1.47  to  $0.82   $3,623          0.98%    0.45%   to  0.90%    45.16%(7) to   34.25%
2008        6,712   $0.61  to  $0.61   $4,124          1.26%    0.90%   to  0.90%   (43.21%)   to  (43.21%)
2007        1,117   $1.08  to  $1.08   $1,209          2.76%    0.90%   to  0.90%     8.02%(5) to    8.02%(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2009        5,008   $1.39  to  $0.91   $4,562          0.98%    0.45%   to  0.90%    37.33%(7) to   26.02%
2008        5,789   $0.72  to  $0.72   $4,185          1.02%    0.90%   to  0.90%   (42.30%)   to  (42.30%)
2007        7,297   $1.25  to  $1.25   $9,142          1.68%    0.90%   to  0.90%    10.99%    to   10.99%
2006        7,707   $1.13  to  $1.13   $8,698          0.79%    0.90%   to  0.90%    12.00%    to   12.00%
2005        7,705   $1.01  to  $1.01   $7,764          1.35%    0.90%   to  0.90%     6.57%    to    6.57%
---------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2009        4,605   $1.47  to  $1.87   $8,613          0.57%    0.45%   to  0.90%    47.48%(7) to   38.76%
2008        5,539   $1.35  to  $1.35   $7,464          0.35%    0.90%   to  0.90%   (40.05%)   to  (40.05%)
2007        6,598   $2.25  to  $2.25  $14,834          0.71%    0.90%   to  0.90%    14.45%    to   14.45%
2006        7,031   $1.96  to  $1.96  $13,811          0.25%    0.90%   to  0.90%    11.58%    to   11.58%
2005        6,656   $1.76  to  $1.76  $11,716          1.52%    0.90%   to  0.90%    17.15%    to   17.15%
---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2009        1,860   $1.44  to  $1.06   $1,968          2.03%    0.45%   to  0.90%    45.20%(7) to   25.31%
2008        2,176   $0.84  to  $0.84   $1,837          2.25%    0.90%   to  0.90%   (44.37%)   to  (44.37%)
2007        2,869   $1.52  to  $1.52   $4,355          3.16%    0.90%   to  0.90%    16.15%    to   16.15%
2006        2,610   $1.31  to  $1.31   $3,410          0.72%    0.90%   to  0.90%    16.89%    to   16.89%
2005        2,223   $1.12  to  $1.12   $2,484          0.53%    0.90%   to  0.90%    17.91%    to   17.91%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2009        1,630   $1.37  to  $1.46   $2,379         13.01%    0.45%   to  0.90%    36.46%(7) to   18.02%
2008        1,727   $1.24  to  $1.24   $2,137          1.02%    0.90%   to  0.90%   (42.91%)   to  (42.91%)
2007        2,195   $2.17  to  $2.17   $4,756          2.41%    0.90%   to  0.90%   (21.58%)   to  (21.58%)
2006        2,353   $2.76  to  $2.76   $6,502          1.98%    0.90%   to  0.90%    19.51%    to   19.51%
2005        2,155   $2.31  to  $2.31   $4,982          1.36%    0.90%   to  0.90%    12.46%    to   12.46%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2009        1,039   $1.45  to  $1.81   $1,878          1.65%    0.45%   to  0.90%    44.49%(7) to   28.00%
2008        1,135   $1.41  to  $1.41   $1,602          1.11%    0.90%   to  0.90%   (33.62%)   to  (33.62%)
2007        1,622   $2.13  to  $2.13   $3,449          0.66%    0.90%   to  0.90%    (3.26%)   to   (3.26%)
2006        1,584   $2.20  to  $2.20   $3,481          0.62%    0.90%   to  0.90%    15.93%    to   15.93%
2005        1,369   $1.90  to  $1.90   $2,596          0.75%    0.90%   to  0.90%     7.80%    to    7.80%
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2009        1,056   $1.33  to  $1.28   $1,350          2.05%    0.45%   to  0.90%    32.61%(7) to   24.92%
2008          996   $1.02  to  $1.02   $1,019          3.08%    0.90%   to  0.90%   (37.67%)   to  (37.67%)
2007          901   $1.64  to  $1.64   $1,479          1.46%    0.90%   to  0.90%     2.55%    to    2.55%
2006          527   $1.60  to  $1.60     $844          1.28%    0.90%   to  0.90%    17.32%    to   17.32%
2005          255   $1.36  to  $1.36     $348          0.81%    0.90%   to  0.90%     9.57%    to    9.57%
---------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2009        3,665   $1.41  to  $1.94   $7,107          1.84%    0.45%   to  0.90%    40.54%(7) to   31.96%
2008        3,997   $1.47  to  $1.47   $5,873          1.02%    0.90%   to  0.90%   (37.62%)   to  (37.62%)
2007        4,623   $2.36  to  $2.36  $10,889          0.78%    0.90%   to  0.90%     2.27%    to    2.27%
2006        4,422   $2.30  to  $2.30  $10,183          1.03%    0.90%   to  0.90%    15.13%    to   15.13%
2005        3,989   $2.00  to  $2.00   $7,978          0.66%    0.90%   to  0.90%    11.82%    to   11.82%
---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD SM CAP EQ, INST
2009          409   $1.44  to  $1.15     $472          1.19%    0.45%   to  0.90%    43.14%(7) to   26.53%
2008          425   $0.91  to  $0.91     $387          0.64%    0.90%   to  0.90%   (34.62%)   to  (34.62%)
2007          537   $1.39  to  $1.39     $748          0.36%    0.90%   to  0.90%   (17.24%)   to  (17.24%)
2006          531   $1.68  to  $1.68     $894          0.72%    0.90%   to  0.90%    11.27%    to   11.27%
2005          443   $1.51  to  $1.51     $671          0.25%    0.90%   to  0.90%     5.12%    to    5.12%
---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2009        2,341   $1.32  to  $0.81   $1,896          1.99%    0.45%   to  0.90%    30.79%(7) to   20.06%
2008        2,797   $0.67  to  $0.67   $1,887          1.42%    0.90%   to  0.90%   (37.56%)   to  (37.56%)
2007        3,964   $1.08  to  $1.08   $4,284          1.01%    0.90%   to  0.90%    (2.51%)   to   (2.51%)
2006        4,106   $1.11  to  $1.11   $4,552          1.19%    0.90%   to  0.90%    11.88%    to   11.88%
2005        3,244   $0.99  to  $0.99   $3,214          1.06%    0.90%   to  0.90%     5.56%    to    5.56%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE, SERV
2009          665   $1.53  to  $0.69     $462             --    0.45%   to  0.90%    52.61%(7) to   43.15%
2008          805   $0.49  to  $0.49     $391          0.06%    0.90%   to  0.90%   (44.36%)   to  (44.36%)
2007          811   $0.87  to  $0.87     $707          0.07%    0.90%   to  0.90%    20.64%    to   20.64%
2006          707   $0.72  to  $0.72     $511             --    0.90%   to  0.90%    12.29%    to   12.29%
2005          786   $0.64  to  $0.64     $506             --    0.90%   to  0.90%    11.03%    to   11.03%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2009        2,011   $1.64  to  $0.55   $1,102             --    0.45%   to  0.90%    62.40%(7) to   55.49%
2008        1,521   $0.35  to  $0.35     $536          0.09%    0.90%   to  0.90%   (44.47%)   to  (44.47%)
2007        1,646   $0.63  to  $0.63   $1,045          0.38%    0.90%   to  0.90%    20.60%    to   20.60%
2006        1,155   $0.53  to  $0.53     $608             --    0.90%   to  0.90%     6.86%    to    6.86%
2005          828   $0.49  to  $0.49     $408             --    0.90%   to  0.90%    10.55%    to   10.55%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2009        7,009   $1.42  to  $0.83   $5,851          0.40%    0.45%   to  0.90%    40.48%(7) to   34.79%
2008        5,662   $0.62  to  $0.62   $3,507          0.72%    0.90%   to  0.90%   (40.41%)   to  (40.41%)
2007          769   $1.04  to  $1.04     $799          1.05%    0.90%   to  0.90%     3.81%(5) to    3.81%(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2009        3,449   $1.88  to  $1.66   $5,741          0.41%    0.45%   to  0.90%    85.74%(7) to   77.47%
2008        3,779   $0.94  to  $0.94   $3,544          1.09%    0.90%   to  0.90%   (52.66%)   to  (52.66%)
2007        4,242   $1.98  to  $1.98   $8,404          0.46%    0.90%   to  0.90%    26.86%    to   26.86%
2006        3,208   $1.56  to  $1.56   $5,009          1.94%    0.90%   to  0.90%    45.32%    to   45.32%
2005        2,282   $1.07  to  $1.07   $2,452          1.10%    0.90%   to  0.90%    30.76%    to   30.76%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  61

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2009       12,188   $1.47  to  $0.69   $8,466          0.13%    0.45%   to  0.90%    46.08%(7) to   37.85%
2008        2,248   $0.50  to  $0.50   $1,133          0.30%    0.90%   to  0.90%   (37.55%)   to  (37.55%)
2007        2,642   $0.81  to  $0.81   $2,132          0.08%    0.90%   to  0.90%    10.02%    to   10.02%
2006        2,585   $0.73  to  $0.73   $1,895             --    0.90%   to  0.90%     6.34%    to    6.34%
2005        2,562   $0.69  to  $0.69   $1,767          0.13%    0.90%   to  0.90%     3.30%    to    3.30%
---------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2009        1,169   $1.77  to  $0.99   $1,153             --    0.45%   to  0.90%    75.37%(7) to   61.46%
2008        1,094   $0.61  to  $0.61     $668             --    0.90%   to  0.90%   (40.06%)   to  (40.06%)
2007        1,358   $1.02  to  $1.02   $1,384             --    0.90%   to  0.90%     1.33%    to    1.33%
2006        1,521   $1.01  to  $1.01   $1,530             --    0.90%   to  0.90%    11.92%    to   11.92%
2005        1,711   $0.90  to  $0.90   $1,537             --    0.90%   to  0.90%     4.09%    to    4.09%
---------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2009          484   $1.37  to  $2.26   $1,095          4.36%    0.45%   to  0.90%    35.47%(7) to   31.68%
2008          394   $1.72  to  $1.72     $677          1.25%    0.90%   to  0.90%   (38.37%)   to  (38.37%)
2007          286   $2.79  to  $2.79     $796          0.77%    0.90%   to  0.90%    26.41%    to   26.41%
2006          227   $2.21  to  $2.21     $500          1.70%    0.90%   to  0.90%    29.79%    to   29.79%
2005          139   $1.70  to  $1.70     $236          0.36%    0.90%   to  0.90%    15.53%    to   15.53%
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2009          337   $1.52  to  $0.92     $308          1.88%    0.45%   to  0.90%    52.47%(7) to   38.10%
2008          231   $0.66  to  $0.66     $153          1.08%    0.90%   to  0.90%   (40.87%)   to  (40.87%)
2007          101   $1.12  to  $1.12     $113          0.66%    0.90%   to  0.90%     5.13%    to    5.13%
2006           30   $1.07  to  $1.07      $32             --    0.90%   to  0.90%     6.62%(4) to    6.62%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM CAP VA, SERV
2009          296   $1.53  to  $0.82     $242          0.64%    0.45%   to  0.90%    52.02%(7) to   35.65%
2008          226   $0.60  to  $0.60     $136          0.27%    0.90%   to  0.90%   (38.56%)   to  (38.56%)
2007          134   $0.98  to  $0.98     $131          0.07%    0.90%   to  0.90%    (2.28%)   to   (2.28%)
2006           25   $1.00  to  $1.00      $25             --    0.90%   to  0.90%     0.14%(4) to    0.14%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SERV
2009        7,085   $1.19  to  $1.13   $7,976          0.22%    0.45%   to  0.90%    19.74%(7) to   17.35%
2008        5,686   $0.96  to  $0.96   $5,455          2.99%    0.90%   to  0.90%   (15.25%)   to  (15.25%)
2007        1,171   $1.13  to  $1.13   $1,325          1.01%    0.90%   to  0.90%     8.56%    to    8.56%
2006           56   $1.04  to  $1.04      $58             --    0.90%   to  0.90%     4.28%(4) to    4.28%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2009        4,921   $1.26  to  $1.06   $5,193          7.35%    0.45%   to  0.90%    25.97%(7) to   20.34%
2008        4,390   $0.88  to  $0.88   $3,850          7.52%    0.90%   to  0.90%   (16.67%)   to  (16.67%)
2007          647   $1.05  to  $1.05     $681         16.79%    0.90%   to  0.90%     4.96%(5) to    4.96%(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2009          156   $1.26  to  $1.33     $207         10.90%    0.45%   to  0.90%    26.74%(7) to   24.87%
2008          159   $1.06  to  $1.06     $169             --    0.90%   to  0.90%   (17.81%)   to  (17.81%)
2007           68   $1.29  to  $1.29      $88          0.76%    0.90%   to  0.90%    (1.50%)   to   (1.50%)
2006           49   $1.31  to  $1.31      $64          0.25%    0.90%   to  0.90%     1.87%    to    1.87%
2005           28   $1.29  to  $1.29      $36          0.03%    0.90%   to  0.90%    12.19%    to   12.19%
---------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2009          499   $1.43  to  $1.69     $845         10.55%    0.45%   to  0.90%    43.77%(7) to   48.84%
2008          567   $1.14  to  $1.14     $645         10.03%    0.90%   to  0.90%   (26.73%)   to  (26.73%)
2007          764   $1.55  to  $1.55   $1,186          7.62%    0.90%   to  0.90%     1.87%    to    1.87%
2006          715   $1.52  to  $1.52   $1,088          7.13%    0.90%   to  0.90%     9.53%    to    9.53%
2005          626   $1.39  to  $1.39     $871          7.95%    0.90%   to  0.90%     2.17%    to    2.17%
---------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2009          112   $1.42  to  $1.39     $155             --    0.45%   to  0.90%    42.55%(7) to   23.52%
2008           87   $1.12  to  $1.12      $97          2.21%    0.90%   to  0.90%   (44.45%)   to  (44.45%)
2007          117   $2.02  to  $2.02     $237          2.52%    0.90%   to  0.90%     7.39%    to    7.39%
2006           88   $1.88  to  $1.88     $165          0.56%    0.90%   to  0.90%    26.58%    to   26.58%
2005           71   $1.49  to  $1.49     $106          1.23%    0.90%   to  0.90%    11.19%    to   11.19%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2009        5,843   $1.38  to  $1.24   $7,225          0.68%    0.45%   to  0.90%    37.02%(7) to   31.30%
2008        6,663   $0.94  to  $0.94   $6,276          0.31%    0.90%   to  0.90%   (39.17%)   to  (39.17%)
2007        8,022   $1.55  to  $1.55  $12,420          0.16%    0.90%   to  0.90%     5.06%    to    5.06%
2006        8,907   $1.47  to  $1.47  $13,126          0.18%    0.90%   to  0.90%     7.85%    to    7.85%
2005       10,054   $1.37  to  $1.37  $13,737          0.37%    0.90%   to  0.90%     9.34%    to    9.34%
---------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2009          485   $1.46  to  $0.57     $277             --    0.45%   to  0.90%    44.60%(7) to   37.50%
2008          542   $0.42  to  $0.42     $225             --    0.90%   to  0.90%   (46.03%)   to  (46.03%)
2007          618   $0.77  to  $0.77     $476             --    0.90%   to  0.90%     2.87%    to    2.87%
2006          675   $0.75  to  $0.75     $505             --    0.90%   to  0.90%     4.51%    to    4.51%
2005          789   $0.72  to  $0.72     $565             --    0.90%   to  0.90%    11.15%    to   11.15%
---------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP, INVEST CL
2009        1,689   $1.70  to  $2.26   $3,820             --    0.45%   to  0.90%    69.16%(7) to   56.63%
2008        1,947   $1.44  to  $1.44   $2,811          2.29%    0.90%   to  0.90%   (43.78%)   to  (43.78%)
2007        2,726   $2.57  to  $2.57   $7,002          1.42%    0.90%   to  0.90%     3.04%    to    3.04%
2006        2,857   $2.49  to  $2.49   $7,122          0.19%    0.90%   to  0.90%    19.99%    to   19.99%
2005        2,837   $2.08  to  $2.08   $5,893          0.56%    0.90%   to  0.90%    10.61%    to   10.61%
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, AGGR
2009          380   $1.32  to  $0.87     $331             --    0.45%   to  0.90%    31.70%(7) to   22.70%
2008          212   $0.71  to  $0.71     $150             --    0.90%   to  0.90%   (29.86%)(6)to  (29.86%)(6)
2007           --      --         --       --             --       --          --        --             --
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, CONSERV
2009          143   $1.20  to  $0.97     $139             --    0.45%   to  0.90%    19.42%(7) to   15.82%
2008           14   $0.84  to  $0.84      $11             --    0.90%   to  0.90%   (16.44%)(6)to  (16.44%)(6)
2007           --      --         --       --             --       --          --        --             --
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD
2009          624   $1.27  to  $0.91     $566             --    0.45%   to  0.90%    26.32%(7) to   19.64%
2008          395   $0.76  to  $0.76     $300             --    0.90%   to  0.90%   (24.75%)(6)to  (24.75%)(6)
2007           --      --         --       --             --       --          --        --             --
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD AGGR
2009          271   $1.30  to  $0.89     $242             --    0.45%   to  0.90%    29.15%(7) to   21.10%
2008          103   $0.73  to  $0.73      $75             --    0.90%   to  0.90%   (27.20%)(6)to  (27.20%)(6)
2007           --      --         --       --             --       --          --        --             --
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD CONSERV
2009          188   $1.23  to  $0.94     $176             --    0.45%   to  0.90%    22.60%(7) to   17.86%
2008           31   $0.79  to  $0.79      $25             --    0.90%   to  0.90%   (21.14%)(6)to  (21.14%)(6)
2007           --      --         --       --             --       --          --        --             --
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP DAVIS NY VENTURE, CL 3
2009        8,520   $1.46  to  $0.77   $6,550             --    0.45%   to  0.90%    44.68%(7) to   30.15%
2008        4,123   $0.59  to  $0.59   $2,435          0.01%    0.90%   to  0.90%   (39.13%)   to  (39.13%)
2007          567   $0.97  to  $0.97     $550          1.20%    0.90%   to  0.90%    (3.23%)(5)to   (3.23%)(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP GS MID CAP VAL, CL 3
2009           77   $1.47  to  $0.94      $73             --    0.45%   to  0.90%    45.45%(7) to   35.40%
2008          102   $0.69  to  $0.69      $71             --    0.90%   to  0.90%   (37.25%)   to  (37.25%)
2007            7   $1.11  to  $1.11       $8          1.33%    0.90%   to  0.90%     5.08%    to    5.08%
2006           --   $1.05  to  $1.05       $1          1.84%    0.90%   to  0.90%     5.32%(4) to    5.32%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  63

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2009        2,991   $1.49  to  $1.51   $4,521             --    0.45%   to  0.90%    48.03%(7) to   35.33%
2008        2,549   $1.12  to  $1.12   $2,847          0.06%    0.90%   to  0.90%   (32.19%)   to  (32.19%)
2007          723   $1.65  to  $1.65   $1,191          0.90%    0.90%   to  0.90%    (5.75%)   to   (5.75%)
2006          401   $1.75  to  $1.75     $700          0.43%    0.90%   to  0.90%    19.18%    to   19.18%
2005          259   $1.47  to  $1.47     $381          0.24%    0.90%   to  0.90%     4.82%    to    4.82%
---------------------------------------------------------------------------------------------------------------
RVS VP BAL, CL 3
2009       16,348   $1.31  to  $0.93  $15,142             --    0.45%   to  0.90%    30.33%(7) to   23.11%
2008       19,230   $0.75  to  $0.75  $14,467          0.25%    0.90%   to  0.90%   (30.54%)   to  (30.54%)
2007       24,520   $1.08  to  $1.08  $26,559          2.87%    0.90%   to  0.90%     0.82%    to    0.82%
2006       26,606   $1.07  to  $1.07  $28,583          2.48%    0.90%   to  0.90%    13.36%    to   13.36%
2005       29,353   $0.95  to  $0.95  $27,817          2.58%    0.90%   to  0.90%     2.99%    to    2.99%
---------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT, CL 3
2009        5,369   $1.00  to  $1.12   $6,026          0.07%    0.45%   to  0.90%    (0.30%)(7)to   (0.74%)
2008        7,983   $1.13  to  $1.13   $9,024          2.26%    0.90%   to  0.90%     1.35%    to    1.35%
2007        7,117   $1.12  to  $1.12   $7,938          4.72%    0.90%   to  0.90%     3.89%    to    3.89%
2006        5,993   $1.07  to  $1.07   $6,434          4.43%    0.90%   to  0.90%     3.55%    to    3.55%
2005        4,826   $1.04  to  $1.04   $5,003          2.57%    0.90%   to  0.90%     1.69%    to    1.69%
---------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND, CL 3
2009       16,785   $1.13  to  $1.39  $23,317          4.01%    0.45%   to  0.90%    13.38%(7) to   13.40%
2008       14,554   $1.23  to  $1.23  $17,830          0.41%    0.90%   to  0.90%    (7.15%)   to   (7.15%)
2007       11,883   $1.32  to  $1.32  $15,679          4.75%    0.90%   to  0.90%     4.25%    to    4.25%
2006        9,617   $1.27  to  $1.27  $12,171          4.37%    0.90%   to  0.90%     3.48%    to    3.48%
2005        8,613   $1.22  to  $1.22  $10,534          3.71%    0.90%   to  0.90%     1.21%    to    1.21%
---------------------------------------------------------------------------------------------------------------
RVS VP DIV EQ INC, CL 3
2009       13,915   $1.40  to  $1.44  $20,042             --    0.45%   to  0.90%    39.18%(7) to   26.32%
2008       14,276   $1.14  to  $1.14  $16,279          0.08%    0.90%   to  0.90%   (41.00%)   to  (41.00%)
2007       13,179   $1.93  to  $1.93  $25,471          1.57%    0.90%   to  0.90%     7.05%    to    7.05%
2006       11,103   $1.81  to  $1.81  $20,045          1.41%    0.90%   to  0.90%    18.67%    to   18.67%
2005        8,146   $1.52  to  $1.52  $12,392          1.62%    0.90%   to  0.90%    12.49%    to   12.49%
---------------------------------------------------------------------------------------------------------------
RVS VP DYN EQ, CL 3
2009       31,890   $1.38  to  $0.63  $20,086             --    0.45%   to  0.90%    36.80%(7) to   23.04%
2008       36,252   $0.51  to  $0.51  $18,558          0.23%    0.90%   to  0.90%   (42.68%)   to  (42.68%)
2007       44,581   $0.89  to  $0.89  $39,816          1.31%    0.90%   to  0.90%     2.01%    to    2.01%
2006       49,649   $0.88  to  $0.88  $43,470          1.19%    0.90%   to  0.90%    14.25%    to   14.25%
2005       48,497   $0.77  to  $0.77  $37,163          1.11%    0.90%   to  0.90%     5.23%    to    5.23%
---------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL BOND, CL 3
2009        3,799   $1.14  to  $1.71   $6,477          1.81%    0.45%   to  0.90%    13.99%(7) to   10.38%
2008        3,493   $1.54  to  $1.54   $5,396          7.32%    0.90%   to  0.90%    (1.33%)   to   (1.33%)
2007        2,335   $1.57  to  $1.57   $3,655          3.64%    0.90%   to  0.90%     6.68%    to    6.68%
2006        1,646   $1.47  to  $1.47   $2,416          3.27%    0.90%   to  0.90%     5.78%    to    5.78%
2005        1,346   $1.39  to  $1.39   $1,868          3.75%    0.90%   to  0.90%    (5.85%)   to   (5.85%)
---------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL INFLATION PROT SEC, CL 3
2009        5,531   $1.08  to  $1.16   $6,404         10.00%    0.45%   to  0.90%     8.15%(7) to    5.88%
2008        2,466   $1.09  to  $1.09   $2,697          2.58%    0.90%   to  0.90%    (0.76%)   to   (0.76%)
2007          424   $1.10  to  $1.10     $467          2.62%    0.90%   to  0.90%     6.97%    to    6.97%
2006           10   $1.03  to  $1.03      $12          7.51%    0.90%   to  0.90%     3.09%(4) to    3.09%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
RVS VP HI YIELD BOND, CL 3
2009        2,312   $1.47  to  $1.63   $3,769         10.39%    0.45%   to  0.90%    48.29%(7) to   52.47%
2008        2,371   $1.07  to  $1.07   $2,535          0.32%    0.90%   to  0.90%   (25.85%)   to  (25.85%)
2007        3,544   $1.44  to  $1.44   $5,108          7.42%    0.90%   to  0.90%     0.94%    to    0.94%
2006        3,372   $1.43  to  $1.43   $4,815          7.44%    0.90%   to  0.90%     9.83%    to    9.83%
2005        2,900   $1.30  to  $1.30   $3,771          6.44%    0.90%   to  0.90%     3.09%    to    3.09%
---------------------------------------------------------------------------------------------------------------
RVS VP INC OPP, CL 3
2009        4,065   $1.35  to  $1.21   $4,929          4.99%    0.45%   to  0.90%    34.82%(7) to   41.12%
2008        2,138   $0.86  to  $0.86   $1,837          0.06%    0.90%   to  0.90%   (19.54%)   to  (19.54%)
2007          379   $1.07  to  $1.07     $405          6.99%    0.90%   to  0.90%     1.71%    to    1.71%
2006            6   $1.05  to  $1.05       $8          6.43%    0.90%   to  0.90%     5.07%(4) to    5.07%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO, CL 3
2009          584   $1.73  to  $1.29     $754             --    0.45%   to  0.90%    70.03%(7) to   61.94%
2008          385   $0.80  to  $0.80     $307          0.02%    0.90%   to  0.90%   (45.34%)   to  (45.34%)
2007          386   $1.46  to  $1.46     $563          0.05%    0.90%   to  0.90%    12.72%    to   12.72%
2006          319   $1.29  to  $1.29     $412          0.30%    0.90%   to  0.90%    (0.96%)   to   (0.96%)
2005           86   $1.31  to  $1.31     $113             --    0.90%   to  0.90%     9.14%    to    9.14%
---------------------------------------------------------------------------------------------------------------
RVS VP MID CAP VAL, CL 3
2009          298   $1.52  to  $0.86     $255             --    0.45%   to  0.90%    49.83%(7) to   39.68%
2008          322   $0.61  to  $0.61     $197             --    0.90%   to  0.90%   (45.60%)   to  (45.60%)
2007          201   $1.13  to  $1.13     $226          0.81%    0.90%   to  0.90%     9.36%    to    9.36%
2006           17   $1.03  to  $1.03      $18          1.18%    0.90%   to  0.90%     2.40%(4) to    2.40%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
RVS VP S&P 500, CL 3
2009        5,286   $1.37  to  $0.85   $4,503             --    0.45%   to  0.90%    36.77%(7) to   24.87%
2008        5,257   $0.68  to  $0.68   $3,586          0.08%    0.90%   to  0.90%   (37.66%)   to  (37.66%)
2007        7,112   $1.09  to  $1.09   $7,783          1.65%    0.90%   to  0.90%     4.07%    to    4.07%
2006        6,777   $1.05  to  $1.05   $7,126          1.46%    0.90%   to  0.90%    14.23%    to   14.23%
2005        6,573   $0.92  to  $0.92   $6,050          1.41%    0.90%   to  0.90%     3.47%    to    3.47%
---------------------------------------------------------------------------------------------------------------
RVS VP SHORT DURATION, CL 3
2009        3,379   $1.05  to  $1.22   $4,132          2.98%    0.45%   to  0.90%     4.67%(7) to    4.58%
2008        2,710   $1.17  to  $1.17   $3,168          0.15%    0.90%   to  0.90%    (3.51%)   to   (3.51%)
2007        3,152   $1.21  to  $1.21   $3,819          4.18%    0.90%   to  0.90%     4.38%    to    4.38%
2006        2,978   $1.16  to  $1.16   $3,457          3.81%    0.90%   to  0.90%     2.92%    to    2.92%
2005        2,686   $1.13  to  $1.13   $3,030          2.90%    0.90%   to  0.90%     0.67%    to    0.67%
---------------------------------------------------------------------------------------------------------------
SEL VP GRO, CL 3
2009        2,923   $1.44  to  $0.52   $1,534             --    0.45%   to  0.90%    42.81%(7) to   35.76%
2008       10,135   $0.39  to  $0.39   $3,917          0.20%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007        5,980   $0.70  to  $0.70   $4,191          1.00%    0.90%   to  0.90%     2.14%    to    2.14%
2006        4,510   $0.69  to  $0.69   $3,094          0.88%    0.90%   to  0.90%    10.09%    to   10.09%
2005        3,190   $0.62  to  $0.62   $1,988          0.39%    0.90%   to  0.90%     7.64%    to    7.64%
---------------------------------------------------------------------------------------------------------------
SEL VP LG CAP VAL, CL 3
2009           53   $1.39  to  $0.82      $43             --    0.45%   to  0.90%    37.30%(7) to   25.00%
2008           67   $0.65  to  $0.65      $44          0.05%    0.90%   to  0.90%   (40.00%)   to  (40.00%)
2007           13   $1.09  to  $1.09      $14          1.63%    0.90%   to  0.90%    (1.35%)   to   (1.35%)
2006            1   $1.10  to  $1.10       $2          2.06%    0.90%   to  0.90%    10.59%(4) to   10.59%(4)
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
SEL VP SM CAP VAL, CL 3
2009          663   $1.53  to  $1.18     $783             --    0.45%   to  0.90%    52.13%(7) to   38.56%
2008          807   $0.85  to  $0.85     $688             --    0.90%   to  0.90%   (39.15%)   to  (39.15%)
2007          988   $1.40  to  $1.40   $1,382          0.16%    0.90%   to  0.90%    (5.05%)   to   (5.05%)
2006        1,095   $1.47  to  $1.47   $1,615          0.04%    0.90%   to  0.90%    10.69%    to   10.69%
2005        1,026   $1.33  to  $1.33   $1,366             --    0.90%   to  0.90%     3.89%    to    3.89%
---------------------------------------------------------------------------------------------------------------
THDL VP EMER MKTS, CL 3
2009        1,859   $1.94  to  $2.78   $5,164          0.36%    0.45%   to  0.90%    93.74%(7) to   72.52%
2008        2,006   $1.61  to  $1.61   $3,231          0.70%    0.90%   to  0.90%   (54.12%)   to  (54.12%)
2007        1,167   $3.51  to  $3.51   $4,098          0.58%    0.90%   to  0.90%    36.87%    to   36.87%
2006          958   $2.56  to  $2.56   $2,458          0.34%    0.90%   to  0.90%    32.71%    to   32.71%
2005          815   $1.93  to  $1.93   $1,576          0.21%    0.90%   to  0.90%    32.60%    to   32.60%
---------------------------------------------------------------------------------------------------------------
THDL VP INTL OPP, CL 3
2009       11,407   $1.43  to  $0.75   $8,513          1.57%    0.45%   to  0.90%    44.19%(7) to   26.40%
2008       13,515   $0.59  to  $0.59   $7,980          2.34%    0.90%   to  0.90%   (40.97%)   to  (40.97%)
2007       16,842   $1.00  to  $1.00  $16,846          0.99%    0.90%   to  0.90%    11.67%    to   11.67%
2006       18,415   $0.90  to  $0.90  $16,493          1.94%    0.90%   to  0.90%    23.06%    to   23.06%
2005       19,504   $0.73  to  $0.73  $14,195          1.41%    0.90%   to  0.90%    12.85%    to   12.85%
---------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2009        2,126   $1.58  to  $1.82   $3,858             --    0.45%   to  0.90%    55.77%(7) to   44.05%
2008        2,481   $1.26  to  $1.26   $3,126          0.78%    0.90%   to  0.90%   (44.16%)   to  (44.16%)
2007        3,760   $2.26  to  $2.26   $8,486          2.17%    0.90%   to  0.90%    (5.66%)   to   (5.66%)
2006        3,994   $2.39  to  $2.39   $9,554          1.31%    0.90%   to  0.90%    14.74%    to   14.74%
2005        3,980   $2.08  to  $2.08   $8,297          1.34%    0.90%   to  0.90%    13.60%    to   13.60%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT  65

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK, CL II
2009        3,178   $1.44  to  $0.74   $2,351          4.54%    0.45%   to  0.90%    43.01%(7) to   27.26%
2008        3,406   $0.58  to  $0.58   $1,980          1.33%    0.90%   to  0.90%   (36.38%)   to  (36.38%)
2007          502   $0.91  to  $0.91     $459             --    0.90%   to  0.90%    (8.81%)(5)to   (8.81%)(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VANK UIF GLOBAL REAL EST, CL II
2009        1,622   $1.65  to  $0.67   $1,090          0.02%    0.45%   to  0.90%    63.95%(7) to   40.15%
2008        1,950   $0.48  to  $0.48     $934          2.99%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007          157   $0.87  to  $0.87     $136          0.40%    0.90%   to  0.90%   (12.27%)(5)to  (12.27%)(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VANK UIF MID CAP GRO, CL II
2009          152   $1.67  to  $0.89     $136             --    0.45%   to  0.90%    65.91%(7) to   55.95%
2008          235   $0.57  to  $0.57     $135          0.83%    0.90%   to  0.90%   (47.29%)   to  (47.29%)
2007           80   $1.09  to  $1.09      $87             --    0.90%   to  0.90%     8.39%(5) to    8.39%(5)
2006           --      --         --       --             --       --          --        --             --
2005           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
WANGER INTL
2009        4,069   $1.61  to  $1.72   $7,000          3.77%    0.45%   to  0.90%    62.35%(7) to   48.44%
2008        4,995   $1.16  to  $1.16   $5,789          0.94%    0.90%   to  0.90%   (46.09%)   to  (46.09%)
2007        4,438   $2.15  to  $2.15   $9,540          0.81%    0.90%   to  0.90%    15.26%    to   15.26%
2006        4,080   $1.87  to  $1.87   $7,610          0.49%    0.90%   to  0.90%    35.94%    to   35.94%
2005        3,190   $1.37  to  $1.37   $4,376          1.00%    0.90%   to  0.90%    20.44%    to   20.44%
---------------------------------------------------------------------------------------------------------------
WANGER USA
2009        4,200   $1.52  to  $1.64   $6,898             --    0.45%   to  0.90%    51.36%(7) to   40.95%
2008        4,308   $1.17  to  $1.17   $5,019             --    0.90%   to  0.90%   (40.23%)   to  (40.23%)
2007        4,763   $1.95  to  $1.95   $9,284             --    0.90%   to  0.90%     4.44%    to    4.44%
2006        4,653   $1.87  to  $1.87   $8,684          0.22%    0.90%   to  0.90%     6.91%    to    6.91%
2005        4,102   $1.75  to  $1.75   $7,161             --    0.90%   to  0.90%    10.26%    to   10.26%
---------------------------------------------------------------------------------------------------------------
WF ADV VT OPP
2009          121   $1.56  to  $1.45     $175             --    0.45%   to  0.90%    55.37%(7) to   46.41%
2008           85   $0.99  to  $0.99      $84          2.12%    0.90%   to  0.90%   (40.64%)   to  (40.64%)
2007           78   $1.66  to  $1.66     $129          0.61%    0.90%   to  0.90%     5.67%    to    5.67%
2006           68   $1.57  to  $1.57     $107             --    0.90%   to  0.90%    11.22%    to   11.22%
2005           54   $1.41  to  $1.41      $76             --    0.90%   to  0.90%     6.84%    to    6.84%
---------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2009          349   $1.71  to  $1.68     $587             --    0.45%   to  0.90%    70.90%(7) to   51.28%
2008          371   $1.11  to  $1.11     $412             --    0.90%   to  0.90%   (41.95%)   to  (41.95%)
2007          365   $1.91  to  $1.91     $699             --    0.90%   to  0.90%    12.79%    to   12.79%
2006          279   $1.70  to  $1.70     $475             --    0.90%   to  0.90%    21.66%    to   21.66%
2005          123   $1.40  to  $1.40     $172             --    0.90%   to  0.90%     5.29%    to    5.29%
---------------------------------------------------------------------------------------------------------------



 (1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
 (2)These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
 (4)New subaccount operations commenced on May 1, 2006.
 (5)New subaccount operations commenced on June 11, 2007.
 (6)New subaccount operations commenced on May 1, 2008.
 (7)New subaccount operations commenced on Jan. 23, 2009.
 (8)New subaccount operations commenced on Feb. 13, 2009.


--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2009 and 2008, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 23, 2010

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $1,715,064;
  2008, $1,403,180)                                                     $1,770,979    $1,279,025
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $2,088; 2008, $1,188)                                                183,986       210,786
Policy loans                                                                35,748        36,226
Trading securities                                                             113            87
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,990,826     1,526,124

Cash equivalents                                                            89,502       195,886
Restricted cash                                                              8,400            --
Reinsurance recoverables                                                    74,438        69,619
Deferred income taxes, net                                                      --        38,513
Other receivables                                                           27,753         5,968
Accrued investment income                                                   22,224        17,651
Deferred acquisition costs                                                 221,942       236,619
Deferred sales inducement costs                                             22,919        23,808
Other assets                                                                22,121        65,311
Separate account assets                                                  2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total assets                                                        $5,400,918    $4,427,520
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,916,865    $1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
Deferred income taxes, net                                                  19,632            --
Other liabilities                                                          103,758        54,336
Separate account liabilities                                             2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,967,947     4,145,555
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,634       106,646
Retained earnings                                                          294,112       236,963
Accumulated other comprehensive income (loss), net of tax                   30,225       (63,644)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             432,971       281,965
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $5,400,918    $4,427,520
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                         $ 25,064      $ 26,063      $ 24,616
Net investment income                                             103,079        94,421       109,190
Policy and contract charges                                        65,350        70,900        65,555
Other revenue                                                      11,985        15,389        12,204
Net realized investment gains (losses)                              2,045       (24,117)        6,583
-------------------------------------------------------------------------------------------------------
    Total revenues                                                207,523       182,656       218,148
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   21,649        65,151        44,513
Interest credited to fixed accounts                                59,629        52,997        55,666
Amortization of deferred acquisition costs                         11,950        41,554        28,038
Separation costs                                                       --            --          (571)
Other insurance and operating expenses                             32,045        38,268        29,006
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   125,273       197,970       156,652
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               82,250       (15,314)       61,496
Income tax provision (benefit)                                     25,848        (9,350)       19,000
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ 56,402      $ (5,964)     $ 42,496
=======================================================================================================
Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                     $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (4,975)
  Portion of loss recognized in other comprehensive income           (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                   (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                           $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  56,402     $  (5,964)    $  42,496
Adjustments to reconcile net income (loss) to net cash (used
in) provided by operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                 (32,476)      (33,385)      (40,425)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                  14,991        44,145        30,084
  Depreciation, amortization and accretion, net                     (1,205)        2,914         3,598
  Deferred income tax (benefit) expense                              7,335       (22,571)        1,184
  Contractholder and policyholder charges, non-cash                (16,537)      (16,766)      (14,618)
  Net realized investment gains                                     (8,148)         (781)       (6,909)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses        6,105        24,898           326
Change in operating assets and liabilities:
  Trading securities, net                                              (26)           43           (35)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               17,535        20,723        13,822
  Policy claims and other policyholders' funds                      (1,441)        1,880        (2,746)
  Reinsurance recoverables                                          (4,815)      (15,562)       (6,937)
  Other receivables                                                    (71)           21          (353)
  Accrued investment income                                         (4,573)          762         4,198
  Derivatives collateral, net                                      (43,930)       38,980        (1,150)
  Other assets and liabilities, net                                (22,165)       56,106       (11,469)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by operating activities                (33,019)       95,443        11,066
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                              309,903        15,114       322,740
  Maturities, sinking fund payments and calls                      214,089       166,854       116,456
  Purchases                                                       (783,421)     (188,068)      (74,488)
Proceeds from sales and maturities of commercial mortgage
loans                                                               25,944        15,695        39,049
Funding of commercial mortgage loans                                   (44)           --        (8,889)
Change in policy loans, net                                            478          (492)       (1,897)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities               (233,051)        9,103       392,971
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                          269,006       143,543        73,045
  Net transfers from (to) separate accounts                         16,997           820        (1,625)
  Surrenders and other benefits                                   (124,858)     (174,838)     (212,962)
Deferred premium options, net                                       (1,447)       (7,669)           --
Tax adjustment on share-based incentive compensation plan              (12)            9            20
Cash dividend to RiverSource Life Insurance Company                     --       (77,000)      (83,000)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                159,686      (115,135)     (224,522)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash equivalents                       (106,384)      (10,589)      179,515
Cash equivalents at beginning of year                              195,886       206,475        26,960
-------------------------------------------------------------------------------------------------------
Cash equivalents at end of year                                  $  89,502     $ 195,886     $ 206,475
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $     619     $  17,501     $  19,122


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2009
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of
tax                                                --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                       --             --        42,496              --         42,496
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --             972            972
                                                                                                       ------------
Total comprehensive income                                                                                 43,468
Tax adjustment on share-based incentive
compensation plan                                  --             20            --              --             20
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (83,000)             --        (83,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                   2,000        106,637       321,909         (10,299)       420,247
Change in accounting principles, net of
tax                                                --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                         --             --        (5,964)             --         (5,964)
  Other comprehensive loss, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --         (53,345)       (53,345)
                                                                                                       ------------
Total comprehensive loss                                                                                  (59,309)
Tax adjustment on share-based incentive
compensation plan                                  --              9            --              --              9
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (77,000)             --        (77,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                   2,000        106,646       236,963         (63,644)       281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
     impairments on securities and net
     unrealized securities losses on
     previously impaired securities                --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                  $2,000       $106,634      $294,112        $ 30,225       $432,971
===================================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and Delaware. Effective in March 2010, RiverSource Life of NY withdrew its Certificate of Authority from the state of North Dakota. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include deferred variable annuities and fixed annuities which are issued primarily to individuals, where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

RiverSource Life of NY also issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Traditional life insurance refers to term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (RiverSource Life of NY's primary regulator) as reconciled in Note 16.

RiverSource Life of NY evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life of NY reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life of NY's previously reported Statements of Operations.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN THOUSANDS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $ 28,203      $ 26,063      $ 26,804      $ 24,616
Net investment income                                      94,421        94,421       109,190       109,190
Policy and contract charges                                70,900        70,900        65,555        65,555
Other revenue                                              15,389        15,389        12,204        12,204
Net realized investment gains (losses)                    (24,117)      (24,117)        6,583         6,583
-------------------------------------------------------------------------------------------------------------
  Total revenues                                          184,796       182,656       220,336       218,148
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses           65,151        65,151        44,513        44,513
Interest credited to fixed accounts                        52,997        52,997        55,666        55,666
Amortization of deferred acquisition costs                 41,554        41,554        28,038        28,038
Separation costs                                               --            --          (571)         (571)
Other insurance and operating expenses                     40,408        38,268        31,194        29,006
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                             200,110       197,970       158,840       156,652
-------------------------------------------------------------------------------------------------------------
Pretax income (loss)                                      (15,314)      (15,314)       61,496        61,496
Income tax provision (benefit)                             (9,350)       (9,350)       19,000        19,000
-------------------------------------------------------------------------------------------------------------
  NET INCOME (LOSS)                                      $ (5,964)     $ (5,964)     $ 42,496      $ 42,496
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Statements of Operations upon disposition of the securities.

Effective January 1, 2009, RiverSource Life of NY early adopted an accounting standard that significantly changed RiverSource Life of NY's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life of NY assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life of NY will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life of NY must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life of NY does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life of NY separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life of NY's Statements of Shareholder's Equity present all

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life of NY provides a supplemental disclosure on the face of its Statements of Operations that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life of NY does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life of NY will be required to sell the security before recovery of its amortized cost basis. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life of NY's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life of NY's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life of NY follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Trading Securities
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $8.4 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 10 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

RiverSource Life of NY's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of derivatives are presented in the Statements of Operations based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Operations with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's Statements of Operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life of NY monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life of NY's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 10 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.0%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 7.0% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, cash equivalents and the changes in fair value of certain derivatives. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences;
(iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the Financial Accounting Standards Board ("FASB") updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life of NY adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life of NY recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings and a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life of NY adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life of NY's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY applied the new disclosure requirements in 2009. See Note 14 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively to all periods presented. RiverSource Life of NY adopted the new standard as of January 1, 2009 and there was no impact on its financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life of NY's financial condition and results of operations was not material.

DAC Costs in Connection with Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission filers. The standard is effective upon issuance and shall be applied prospectively. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life of NY will adopt the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life of NY will adopt in 2011. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life of NY does not expect the adoption to have a material effect on its financial condition and results of operations.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,069,403      $61,621      $ (9,808)    $1,121,216       $ 238
Residential mortgage backed securities              255,998        8,231       (10,640)       253,589        (290)
Commercial mortgage backed securities               243,266        6,602        (2,619)       247,249          --
Asset backed securities                              72,131        2,630          (946)        73,815          --
State and municipal obligations                      58,253          966        (1,012)        58,207          --
U.S. government and agencies obligations             11,918          481            --         12,399          --
Foreign government bonds and obligations              4,095          479           (70)         4,504          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,715,064      $81,010      $(25,095)    $1,770,979       $ (52)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Residential mortgage backed securities                     173,241       2,415         (16,497)      159,159
Commercial mortgage backed securities                      204,538         525         (22,766)      182,297
Asset backed securities                                     81,725         456          (3,898)       78,283
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 89% and 84% respectively, of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $58 million and $61 million of securities at December 31, 2009 and 2008, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  521,778    $  534,990         30%      $  487,686    $  451,546         35%
AA                                           94,046        92,015          5           72,683        70,311          5
A                                           315,938       326,952         19          329,126       302,063         24
BBB                                         685,358       725,094         41          414,951       381,071         30
Below investment grade                       97,944        91,928          5           98,734        74,034          6
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,715,064    $1,770,979        100%      $1,403,180    $1,279,025        100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 26% and 27%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 34         $ 80,012       $(1,759)        51         $ 88,633      $ (8,049)         85
Residential mortgage
  backed securities          11           84,372        (1,967)        14           34,229        (8,673)         25
Commercial mortgage
  backed securities           6           21,587          (342)         8           41,678        (2,277)         14
Asset backed
  securities                  1            1,488           (70)         3            5,465          (876)          4
State and municipal
  obligations                12           29,282        (1,012)        --               --            --          12
Foreign government
  bonds and
  obligations                --               --            --          1              382           (70)          1
------------------------------------------------------------------------------------------------------------------------
  Total                      64         $216,741       $(5,150)        77         $170,387      $(19,945)        141
========================================================================================================================

                             DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $168,645      $ (9,808)
Residential mortgage
  backed securities        118,601       (10,640)
Commercial mortgage
  backed securities         63,265        (2,619)
Asset backed
  securities                 6,953          (946)
State and municipal
  obligations               29,282        (1,012)
Foreign government
  bonds and
  obligations                  382           (70)
--------------------------------------------------
  Total                   $387,128      $(25,095)
==================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 173        $417,970      $(31,701)        139        $234,787      $(58,636)        312
Residential mortgage
  backed securities            7          34,300       (14,247)         13          22,173        (2,250)         20
Commercial mortgage
  backed securities            6          31,491        (1,839)         23         108,394       (20,927)         29
Asset backed
  securities                   4          33,937        (3,217)          2             880          (681)          6
U.S. government and
  agencies
  obligations                 --              --            --           1           2,127            (6)          1
State and municipal
  obligations                  1             961           (40)          1           3,841          (158)          2
Foreign government
  bonds and
  obligations                  7           1,460          (401)         --              --            --           7
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $652,757      $ (90,337)
Residential mortgage
  backed securities         56,473        (16,497)
Commercial mortgage
  backed securities        139,885        (22,766)
Asset backed
  securities                34,817         (3,898)
U.S. government and
  agencies
  obligations                2,127             (6)
State and municipal
  obligations                4,802           (198)
Foreign government
  bonds and
  obligations                1,460           (401)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life of NY recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $1.3 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Operations for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                THOUSANDS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                          $ 1,892
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            496
Reductions for securities sold during the period (realized)                        (1,355)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                           861
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                      $ 1,894
===========================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized but have been recognized in current period net income due to their reclassification as credit losses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized investment gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                    $ (17,340)    $  6,069      $(11,271)
  Net unrealized investment gains arising during the
  period                                                          6,003       (2,101)        3,902
  Reclassification of gains included in net income               (5,051)       1,768        (3,283)
  Impact on DAC and DSIC                                            544         (191)          353
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                  $ (15,844)    $  5,545      $(10,299)
  Net unrealized investment losses arising during the
  period                                                       (128,871)      45,105       (83,766)
  Reclassification of losses included in net income              24,112       (8,439)       15,673
  Impact on DAC, DSIC and benefit reserves                       22,688       (7,940)       14,748
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                  $ (97,915)    $ 34,271      $(63,644)
  Cumulative effect of accounting change                         (1,149)(1)      402          (747)
  Net unrealized investment gains arising during the
  period                                                        184,164      (64,458)      119,706
  Reclassification of gains included in net income               (2,943)       1,030        (1,913)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (35,705)      12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                  $  46,452     $(16,227)     $ 30,225(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(28) thousand of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                        $11,098      $    933       $ 6,409
Gross realized investment losses from sales                        (2,950)         (148)       (1,030)
Other-than-temporary impairments related to credit                 (5,205)      (24,898)         (326)


The $5.2 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $24.9 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily related to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   54,722    $   55,413
Due after one year through five years                                      476,440       493,053
Due after five years through 10 years                                      389,918       406,516
Due after 10 years                                                         222,589       241,344
-------------------------------------------------------------------------------------------------
                                                                         1,143,669     1,196,326
Residential mortgage backed securities                                     255,998       253,589
Commercial mortgage backed securities                                      243,266       247,249
Asset backed securities                                                     72,131        73,815
-------------------------------------------------------------------------------------------------
Total                                                                   $1,715,064    $1,770,979
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2009 and 2008, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Commercial Mortgage Loans, net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $186,074      $211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $183,986      $210,786
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. It is RiverSource Life of NY's practice to limit commercial mortgage loan fundings to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $1,188        $ 2,718
Provision for loan losses                                            900            --         (1,530)
Foreclosures, write-offs and loan sales                               --            --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $2,088        $1,188        $ 1,188
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                               $ 56,978      $ 66,425
  North Central                                                            41,956        48,748
  Mountain                                                                 28,399        32,696
  Pacific                                                                  25,553        29,605
  South Central                                                            16,634        17,205
  New England                                                              16,554        17,295
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Industrial buildings                                                   $ 50,019      $ 52,424
  Shopping centers and retail                                              49,460        56,107
  Office buildings                                                         42,406        46,632
  Apartments                                                               24,964        31,102
  Medical buildings                                                         9,284        11,120
  Hotels and motels                                                         4,512         4,737
  Mixed use                                                                 3,172         4,247
  Other                                                                     2,257         5,605
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding commercial mortgage loan funding commitments at December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 91,198       $76,456      $ 84,542
Income on commercial mortgage loans                                11,716        12,990        14,564
Trading securities                                                  3,056         6,371        11,403
-------------------------------------------------------------------------------------------------------
                                                                  105,970        95,817       110,509
Less: investment expenses                                           2,891         1,396         1,319
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,079       $94,421      $109,190
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $2,943       $(24,113)      $5,053
Commercial mortgage loans                                           (900)            --        1,530
Cash equivalents                                                       2             (4)          --
-------------------------------------------------------------------------------------------------------
  Total                                                           $2,045       $(24,117)      $6,583
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life of NY completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life of NY's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX BENEFIT (CHARGE)                                 CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
(IN THOUSANDS)                            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                 $ --         $(2,300)      $3,400        $ 9,600       $    --       $10,700
2008 period                                  100           3,100        2,900         (3,000)       (1,700)        1,400
2007 period                                   --            (200)        (900)        (2,600)           --        (3,700)


The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $236,619      $228,826      $236,165
Cumulative effect of accounting change                                 --         1,970       (13,939)
Capitalization of acquisition costs                                27,171        28,583        34,159
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (21,550)      (38,554)      (25,438)
Amortization, impact of valuation assumptions review and
valuation system conversion                                         9,600        (3,000)       (2,600)
Impact of change in net unrealized securities losses (gains)      (29,898)       18,794           479
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $221,942      $236,619      $228,826
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,808       $19,447       $15,658
Cumulative effect of accounting change                                 --           553          (496)
Capitalization of sales inducements costs                           5,305         4,802         6,266
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (3,441)       (2,691)       (2,046)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           400           100            --
Impact of change in net unrealized securities losses (gains)       (3,153)        1,597            65
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $22,919       $23,808       $19,447
=======================================================================================================



RiverSource Life of NY adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in 2009. The adoption had no net impact to DAC and DSIC.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Effective January 1, 2008, RiverSource Life of NY adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.6 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life of NY's adoption of fair value accounting standards.

Effective January 1, 2007, RiverSource Life of NY adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

In addition, RiverSource Life of NY assumes life insurance risk under a reinsurance arrangement with an unaffiliated insurance company.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $10.9 billion and $10.8 billion, respectively, of which $6.5 billion and $6.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under its LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 38,822      $ 36,652       $34,062
Reinsurance ceded                                                 (13,758)      (10,589)       (9,446)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 25,064      $ 26,063       $24,616
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $2.9 million and $3.5 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $4.5 million, $4.1 million and $2.7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $52.3 million and $47.9 million related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Future policy benefits include $4.8 million and $5.4 million related to an assumed reinsurance arrangement as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,182,426    $1,056,580
Variable annuities fixed sub-accounts                                      310,603       293,301
Variable annuity GMWB                                                        9,188        75,843
Variable annuity GMAB                                                        4,374        18,796
Other variable annuity guarantees                                              709         2,891
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,507,300     1,447,411
VUL/UL insurance                                                           158,788       151,359
Other life, DI and LTC insurance                                           250,777       236,088
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,916,865     1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,923,764    $1,843,198
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,622,191    $2,015,275
VUL insurance variable sub-accounts                                        297,602       231,899
Other insurance variable sub-accounts                                        1,000           847
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,920,793    $2,248,021
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $676.5 million at December 31, 2008 to $1.0 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $104.2 million at December 31, 2008 to $165.5 million at December 31, 2009. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life of NY. Premium on UL is invested in a fixed account, while purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions and variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life of NY has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder or for joint contractholders while either is alive ("GMWB for life"). Some policies require that once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $1,517,377     $1,408,297      $ 45,453          61         $1,066,416     $  981,665
  Six-year reset                        827,758        663,365        47,812          61            799,245        623,034
  One-year ratchet                      378,416        351,457        39,435          62            288,479        262,310
  Five-year ratchet                     151,102        142,857         6,972          60            109,258        103,010
  Other                                   2,409          2,223           168          67              2,371          2,134
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,877,062     $2,568,199      $139,840          61         $2,265,769     $1,972,153
===========================================================================================================================
GGU DEATH BENEFIT                    $      121     $      107      $     --          50         $       79     $       78
===========================================================================================================================
GMIB                                 $   25,245     $   23,555      $  4,701          62         $   21,731     $   19,088
===========================================================================================================================
GMWB:
  GMWB                               $  240,069     $  231,008      $ 23,872          63         $  199,351     $  192,206
  GMWB for life                         788,150        749,101        39,985          63            477,102        452,793
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,028,219     $  980,109      $ 63,857          63         $  676,453     $  644,999
===========================================================================================================================
GMAB                                 $  165,452     $  160,259      $  7,419          55         $  104,241     $  100,820
===========================================================================================================================

                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                   $242,846          61
  Six-year reset                       160,868          61
  One-year ratchet                     104,321          61
  Five-year ratchet                     29,024          60
  Other                                    447          66
---------------------------------------------------------------
    Total -- GMDB                     $537,506          61
===============================================================
GGU DEATH BENEFIT                     $     --          49
===============================================================
GMIB                                  $  8,721          62
===============================================================
GMWB:
  GMWB                                $ 71,371          62
  GMWB for life                        139,641          62
---------------------------------------------------------------
    Total -- GMWB                     $211,012          62
===============================================================
GMAB                                  $ 30,767          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008               $ 1,152        $ 26        $  6,308      $  1,651       $  429
Incurred claims                                        156         278          69,535        17,145          516
Paid claims                                          1,180          99              --            --           (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008               2,488         403          75,843        18,796          943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009             $   325        $384        $  9,188      $  4,374       $1,231
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,565,000    $1,164,193
  Bond                                                                     892,000       660,964
  Other                                                                    156,000       183,181
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,613,000    $2,008,338
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. LINES OF CREDIT

RiverSource Life of NY has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of RiverSource Life of NY's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

10. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk, which includes nonperformance and liquidity for individual securities, to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that were used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders were also classified as Level 3. RiverSource Life of NY settled these derivatives in 2008 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $1,053,391     $ 67,825     $1,121,216
       Residential mortgage backed securities                 --         131,661      121,928        253,589
       Commercial mortgage backed securities                  --         247,107          142        247,249
       Asset backed securities                                --          58,159       15,656         73,815
       State and municipal obligations                        --          58,207           --         58,207
       U.S. government and agencies obligations            1,410          10,989           --         12,399
       Foreign government bonds and obligations               --           4,504           --          4,504
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,410       1,564,018      205,551      1,770,979
  Trading securities                                         113              --           --            113
  Cash equivalents                                             6          89,496           --         89,502
  Other assets                                                --          14,433          137         14,570
  Separate account assets                                     --       2,920,793           --      2,920,793
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,529      $4,588,740     $205,688     $4,795,957
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 13,413     $   13,413
  Other liabilities                                           --          12,404           --         12,404
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   12,404     $ 13,413     $   25,817
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $  749,103     $ 69,984     $  819,087
       Residential mortgage backed securities                 --         115,911       43,248        159,159
       Commercial mortgage backed securities                  --         182,125          172        182,297
       Asset backed securities                                --          68,939        9,344         78,283
       U.S. government and agencies obligations            1,704          27,679           --         29,383
       State and municipal obligations                        --           6,803           --          6,803
       Foreign government bonds and obligations               --           4,013           --          4,013
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,704       1,154,573      122,748      1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                  COMPREHENSI-       AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET           VE       SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2009         INCOME        INCOME          NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 69,984       $    59       $12,498       $(5,110)      $(9,606)     $ 67,825
     Residential mortgage backed
     securities                             43,248         3,056        12,141        63,483            --       121,928
     Commercial mortgage backed
     securities                                172             1             5           (36)           --           142
     Asset backed securities                 9,344           158         1,104         5,050            --        15,656
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         122,748         3,274(1)     25,748        63,387        (9,606)(3)   205,551

Other assets                                   137            --            --            --            --           137
Future policy benefits                     (94,465)       85,137(2)         --        (4,085)           --       (13,413)


(1) Represents a $0.7 million loss included in net realized investment gains (losses) and a $4.0 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents securities with a fair value of $9.6 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service.

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                  COMPREHENSI-       AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET           VE       SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2008          LOSS          LOSS           NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 86,472      $ (2,000)     $ (9,851)     $ (4,637)      $    --      $ 69,984
     Residential mortgage backed
     securities                             12,226        (1,652)      (16,146)       36,958        11,862        43,248
     Commercial mortgage backed
     securities                                275             2            (6)          (99)           --           172
     Asset backed securities                 1,531           529        (1,812)        9,096            --         9,344
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         100,504        (3,121)(1)   (27,815)       41,318        11,862(3)    122,748

Other assets                                15,054           895(2)         --       (15,812)           --           137
Future policy benefits                      (6,157)      (84,958)(2)        --        (3,350)           --       (94,465)


(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:


                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN THOUSANDS)                             INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Residential mortgage backed
       securities                          $3,822         $(860)       $    --        $294         $(1,946)     $     --
     Commercial mortgage backed
       securities                              --            --                          2              --            --
     Asset backed securities                  158            --             --         529              --            --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          3,980          (860)            --         825          (1,946)           --

Future policy benefits                         --            --         83,715          --              --       (84,618)

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  183,986    $  182,954     $210,786      $192,896
  Policy loans                                              35,748        39,101       36,226        39,059
  Restricted cash                                            8,400         8,400           --            --

FINANCIAL LIABILITIES
  Future policy benefits                                $1,094,435    $1,111,583     $968,966      $915,297
  Separate account liabilities                               6,517         6,517        6,182         6,182


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Restricted cash
Restricted cash is generally set aside for specific business transactions and restrictions specific to RiverSource Life of NY and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

11. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life of NY received $4.8 million, $7.2 million and $3.7 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was $183 thousand, $144 thousand and $90 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $116 thousand, $96 thousand and $83 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $159 thousand, $36 thousand and $144 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2009, 2008 and 2007, which are calculated on the basis of commission earnings of the individual financial advisors, were $2 thousand, $6 thousand and $11 thousand, respectively. Such costs are included in DAC.

RiverSource Life of NY participates in the defined benefit health care plans of Ameriprise Financial which provides health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was $22 thousand, $52 thousand and nil, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $32.3 million, $42.2 million and $32.3 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2009, 2008 and 2007, RiverSource Life of NY paid cash dividends of nil, $77 million and $83 million, respectively, to RiverSource Life Insurance Company. The 2008 and 2007 dividends exceeded the limitation described in Note
12. Prior to paying these dividends, RiverSource Life of NY provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

Included in other liabilities at December 31, 2009 is a $9.6 million payable to RiverSource Life for federal income taxes and included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes.

12. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval.

Statutory net gain (loss) from operations and net income (loss) are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $101,034      $(36,116)      $33,925
Statutory net income (loss)                                        86,189       (34,045)       43,164


Statutory capital and surplus and unassigned surplus are as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Statutory capital and surplus                                            $284,340      $215,625
Statutory unassigned surplus                                              160,497       106,190


13. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,836      $ 10,816       $16,760
  State                                                             1,677         2,405         1,056
-------------------------------------------------------------------------------------------------------
Total current income tax                                           18,513        13,221        17,816
Deferred federal income tax                                         7,335       (22,571)        1,184
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                    $25,848      $ (9,350)      $19,000
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (5.4)          26.2         (7.9)
  State taxes, net of federal benefit                               1.3          (10.2)         1.1
  Taxes applicable to prior years                                   1.1            3.9          3.8
  Foreign tax credit, net of addback                               (0.6)           6.2         (1.1)
  Other                                                              --           (0.1)          --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               31.4%          61.0%        30.9%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 31.4%, 61.0% and 30.9% for the years ended December 31, 2009, 2008 and 2007, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 58,070      $ 78,571
  Investment related                                                        7,084            --
  Net unrealized losses on Available-for Sale securities                       --        34,271
  Other                                                                     3,295         3,028
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           68,449       115,870

Deferred income tax liabilities:
  DAC                                                                      63,397        60,531
  Investment related                                                           --         9,156
  Net unrealized gains on Available-for Sale securities                    16,227            --
  DSIC                                                                      8,457         7,670
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      88,081        77,357
-------------------------------------------------------------------------------------------------
Net deferred income tax (liabilities) assets                             $(19,632)     $ 38,513
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences,
iii) taxable income in prior carryback years, and iv) tax planning strategies.

Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of unrecognized tax benefits are as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(2,146)      $ 3,481       $   --
Additions (reductions) based on tax positions related to the
current year                                                           61        (7,720)       1,637
Additions for tax positions of prior years                            807         4,844        1,844
Reductions for tax positions of prior years                          (324)       (2,751)          --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(1,602)      $(2,146)      $3,481
=======================================================================================================



If recognized, approximately $2.9 million, $2.0 million and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net expense of $17 thousand, a net benefit of $388 thousand and a net expense of $259 thousand in interest and penalties for the years ended December 31, 2009, 2008 and 2007, respectively. RiverSource Life of NY had receivables of $112 thousand and $129 thousand for the over payment of interest and penalties recorded at December 31, 2009 and 2008, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return, completed its field examination of RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007 which is expected to be completed in 2010. RiverSource Life of NY's state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which, if enacted, could significantly reduce the DRD tax benefits RiverSource Life of NY received, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life of NY recorded a benefit of approximately $3.4 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $50,498      $(28,726)       $524
=======================================================================================================



14. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities. RiverSource Life of NY primarily enters into derivative agreements for risk management purposes related to RiverSource Life of NY's products and operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                               THOUSANDS)                        THOUSANDS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets        $ 4,259       liabilities         $ 7,432

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         10,174       liabilities           4,972

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                               --       benefits             13,413
------------------------------------------------------------------------------------------------------------
     Total                                                       $14,433                           $25,817
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 10 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Operations for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                      THOUSANDS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses             $(12,897)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              (47,198)

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses               81,052
---------------------------------------------------------------------------------
     Total                                                             $ 20,957
=================================================================================



RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to RiverSource Life of NY's variable annuity guaranteed benefits.

The majority of RiverSource Life of NY's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. At December 31, 2009, the gross notional amount of these contracts was $591.1 million for RiverSource Life of NY's GMWB and GMAB provisions. The premium associated with certain of the above options is paid semi-annually over the life of the option contract.

The following is a summary of the payments RiverSource Life of NY is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2010                                                                              $ 3,999
2011                                                                                3,968
2012                                                                                3,968
2013                                                                                3,138
2014                                                                                3,137
2015-2024                                                                          10,471

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life of NY uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life of NY has established guidelines and oversight credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements wherever practical. As of December 31, 2009, RiverSource Life of NY held $2.3 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life of NY is obligated to return to counterparties. As of December 31, 2009, RiverSource Life of NY's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

15. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

16. STATUTORY ACCOUNTING PRINCIPLES

Reconciliations of net income and shareholder's equity, as shown in the accompanying financial statements, to that determined using statutory accounting principles are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ 56,402      $ (5,964)      $42,496
Deferred acquisition costs (GAAP item)                            (15,221)       12,770        (6,453)
Deferred sales inducement costs (GAAP item)                        (2,263)       (2,211)       (4,220)
Deferred income tax expense (GAAP item)                             7,335       (22,571)        1,184
Change in future policy benefits(1)                               (59,162)       32,034        (1,342)
Current income tax expense(1)                                      (7,584)       11,939            --
Net investment income(1)                                              306          (619)       (4,871)
Realized gains (losses)(1)                                          1,321            --            --
Change in separate account liabilities(1)                          61,812       (19,887)       19,189
Mark-to-market on derivatives(2)                                   46,967       (40,691)          177
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                   (3,187)        1,507        (1,941)
Other, net(1)                                                        (537)         (352)       (1,055)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $ 86,189      $(34,045)      $43,164
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis net income (loss) reported above:

                                                                                YEAR ENDED
                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 432,971     $ 281,965
Deferred acquisition costs (GAAP item)                                    (221,942)     (236,619)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                                (55,915)      124,155
Deferred sales inducements costs (GAAP item)                               (22,919)      (23,808)
Future policy benefits(1)                                                  (24,810)       35,845
Reinsurance assets(1)                                                       (7,243)      (11,234)
Current income taxes, net(1)                                                 4,355        11,939
Deferred income taxes, net(1)                                               59,533        (3,977)
Separate account liability adjustment (statutory item)                     149,664        87,852
Asset valuation reserve (statutory item)                                    (1,795)      (13,468)
Non-admitted assets (statutory item)                                       (15,162)      (27,781)
Other, net(1)                                                              (12,397)       (9,244)
-------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                      $ 284,340     $ 215,625
=================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis capital and surplus reported above:

                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1 (800) 541-2251

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only
                        RiverSource Life Insurance Co. of
       New York is authorized to sell insurance and annuities in New York.

      (C)2008-2010 RiverSource Life Insurance Company. All rights reserved. S-6211 M (4/10)